UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 11/30/17

Item 1. Schedule of Investments.

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin Alabama Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.3%
Alabama 98.0%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue, Series A, 5.00%, 6/01/37	$3,000,000	$3,567,630
Alabama Special Care Facilities Financing Authority Birmingham Revenue, Ascension Senior Credit Group,
Refunding, Series B, 5.00%, 11/15/46	3,000,000	3,418,320
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	3,000,000	3,364,860
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/43	4,120,000	4,555,196
Auburn University General Fee Revenue, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,898,650
Baldwin County Board of Education Revenue,
School wts., Refunding, 5.00%, 6/01/24	2,605,000	2,927,186
School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,198,873
School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,359,132
School wts., Refunding, 5.00%, 6/01/31	2,000,000	2,296,780
Bessemer Governmental Utility Services Corp. Water Supply Revenue,
Refunding, BAM Insured, 5.00%, 6/01/39	6,000,000	6,934,020
Refunding, Series A, Assured Guaranty, 5.00%, 6/01/39.	3,825,000	3,828,022
Birmingham GO, Capital Appreciation, Series A, 5.00%, 3/01/43	5,000,000	5,530,050
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s Hospital,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/39	4,000,000	4,260,840
Birmingham Water Works Board Water Revenue,
Senior, Refunding, Series A, 4.00%, 1/01/35	4,000,000	4,266,480
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,950,000	6,183,062
Series B, 5.00%, 1/01/43	3,745,000	4,115,455
Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,509,800
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%,
9/01/32	1,000,000	1,040,990
Calhoun County Board of Education Special Tax School wts. Revenue, BAM Insured, 5.00%, 2/01/46	6,000,000	6,751,500
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,623,170
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,347,400
Cullman GO, wts., Refunding, 5.00%, 7/01/30	1,100,000	1,274,702
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41.	3,000,000	3,213,090
DCH Health Care Authority Health Care Facilities Revenue, Refunding, 5.00%, 6/01/36	2,000,000	2,234,240
[a] East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put, Series A, Pre-Refunded, 5.25%, 9/01/18	5,000,000	5,142,950
Mandatory Put, Series B, Pre-Refunded, 5.50%, 9/01/18	4,500,000	4,636,890
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A,
AGMC Insured, 5.00%, 12/01/41	10,000,000	10,891,700
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,450,040
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	5,360,000	6,170,968
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary Health
System Inc., Series A, 5.00%, 2/01/41	3,000,000	3,310,590
Jacksonville State University Tuition and Fee Revenue, Refunding, AGMC Insured, 5.00%, 12/01/36	5,000,000	5,796,950
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, Pre-
Refunded, 5.125%, 4/01/33	7,410,000	7,502,403
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	3,925,800
Refunding, Series B, BAM Insured, 5.00%, 12/01/43	5,920,000	6,814,808
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty,
Pre-Refunded, 5.125%, 9/01/34	600,000	616,830
Madison GO, wts., Series A, 5.00%, 4/01/37	2,590,000	2,952,004
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, 5.00%, 12/01/41	4,610,000	5,292,741
Marshall County Board of Education Special Tax, School wts., AGMC Insured, 4.00%, 3/01/41	2,510,000	2,600,887

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Alabama (continued)
Mobile GO, wts., Series C, Pre-Refunded, 5.50%, 2/15/30.	$2,000,000	$2,015,880
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured
Guaranty, Pre-Refunded, 5.00%, 3/01/33.	4,000,000	4,036,480
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	10,000,000	11,119,900
Montgomery County Board of Education Capital Outlay School wts. Revenue, Refunding, 5.00%, 9/01/39	3,000,000	3,415,950
Morgan County Board of Education Capital Outlay School wts. Revenue,
Pre-Refunded, 5.00%, 3/01/35	4,300,000	4,907,978
Refunding, 5.00%, 3/01/35	2,720,000	3,038,757
Opelika Utilities Board Utility Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/37	3,000,000	3,200,370
Refunding, 4.00%, 6/01/41	2,000,000	2,099,960
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,624,965
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	3,026,587
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,321,510
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,138,200
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,287,490
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,353,550
Talladega County Board of Education Special Tax School wts. Revenue, Sales Tax, Refunding, BAM
Insured, 5.00%, 11/01/39.	2,000,000	2,300,940
Troy Public Educational Building Authority Educational Facilities Revenue,
AGMC Insured, 5.25%, 12/01/40	295,000	320,110
AGMC Insured, Pre-Refunded, 5.25%, 12/01/40	1,705,000	1,884,503
Trussville GO,
wts., Series B, 5.00%, 10/01/39	1,895,000	2,120,808
wts., Series B, Pre-Refunded, 5.00%, 10/01/39	1,105,000	1,291,690
Tuscaloosa City Board of Education School Tax wts. Revenue, 5.00%, 8/01/41	4,000,000	4,612,480
Tuscaloosa County Board of Education Special Tax, School wts., 4.00%, 2/01/47	5,000,000	5,210,200
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-Refunded,
6.75%, 7/01/38	5,000,000	5,155,800
University of Alabama at Birmingham Medicine Finance Authority Revenue, Refunding, Series B, 5.00%,
9/01/29	5,000,000	5,905,500
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37	7,520,000	8,511,211
University of Montevallo Revenue, Refunding, BAM Insured, 5.00%, 5/01/42.	2,500,000	2,882,775
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, Pre-
Refunded, 5.00%, 8/01/38	5,000,000	5,120,800
		267,709,403

|2

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 0.3%
Puerto Rico 0.3%
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.75%, 8/01/37	$2,000,000	$200,000
First Subordinate, Series A, 5.375%, 8/01/39	4,500,000	450,000
		650,000
Total Municipal Bonds (Cost $262,099,312) 98.3%.		268,359,403
Other Assets, less Liabilities 1.7%		4,757,209
Net Assets 100.0%.		$273,116,612

See Abbreviations on page 143.

aThe maturity date shown represents the mandatory put date.
bDefaulted security or security for which income has been deemed uncollectible.

|3

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Arizona Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.4%
Arizona 97.1%
Arizona Board of Regents Arizona State University Revenue,
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33	$2,200,000	$2,504,964
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34	3,320,000	3,769,395
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,660,431
Arizona Board of Regents Arizona State University System Revenue,
Green Bond, Series B, 5.00%, 7/01/42	2,000,000	2,318,440
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/26.	2,500,000	2,566,475
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/27.	3,000,000	3,079,770
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/28.	3,350,000	3,439,076
Refunding, Series B, 5.00%, 7/01/41	14,070,000	16,190,068
Series C, 5.00%, 7/01/46	10,000,000	11,559,300
Series D, 5.00%, 7/01/41	5,000,000	5,735,000
Series D, 5.00%, 7/01/46	7,000,000	8,003,380
Arizona Board of Regents Northern Arizona University System Revenue,
Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,092,100
Refunding, 5.00%, 6/01/40	7,365,000	8,316,042
Refunding, 5.00%, 6/01/44	8,005,000	9,003,304
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,739,499
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,568,950
Arizona Board of Regents University of Arizona Revenue, Stimulus Plan for Economic and Educational
Development, 5.00%, 8/01/38	10,150,000	11,310,652
Arizona Board of Regents University of Arizona System Revenue,
Refunding, 5.00%, 6/01/39	2,750,000	3,190,880
Series A, Pre-Refunded, 5.00%, 6/01/39	8,650,000	9,086,998
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of
Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,378,498
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
5.00%, 2/01/42	8,000,000	8,520,880
Arizona Health Facilities Authority Revenue,
Banner Health, Series D, BHAC Insured, Pre-Refunded, 5.50%, 1/01/38	15,000,000	15,048,300
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,336,550
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,861,900
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	17,092,500
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/42	9,535,000	10,871,616
Arizona IDA Education Revenue,
Academies of Math and Science Projects, Refunding, Series A, 5.00%, 7/01/42	1,045,000	1,170,661
Academies of Math and Science Projects, Refunding, Series A, 5.00%, 7/01/47	1,150,000	1,283,343
Academies of Math and Science Projects, Refunding, Series A, 5.00%, 7/01/51	1,080,000	1,197,817
Arizona School Facilities Board COP, Pre-Refunded, 5.50%, 9/01/23	10,000,000	10,308,000
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding,
Series A, 5.00%, 7/01/36	3,160,000	3,380,758
Arizona State Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31.	7,025,000	7,798,312
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,034,990
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,189,730
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,344,850
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,204,810
Arizona State Lottery Revenue,
Series A, AGMC Insured, 5.00%, 7/01/28	15,540,000	16,535,026
Series A, AGMC Insured, 5.00%, 7/01/29	7,500,000	7,975,500

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	$10,000,000	$11,638,600
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,423,095
Subordinated, Series A, Pre-Refunded, 5.00%, 7/01/36	10,000,000	11,147,200
Central Arizona Water Conservation District Water Delivery O and M Revenue,
Central Arizona Project, 5.00%, 1/01/34	1,000,000	1,158,780
Central Arizona Project, 5.00%, 1/01/36	1,000,000	1,154,090
El Mirage GO, AGMC Insured, 5.00%, 7/01/42.	2,200,000	2,418,350
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28.	10,000,000	10,602,400
Glendale IDAR,
Midwestern University, 5.00%, 5/15/35	5,000,000	5,330,500
Midwestern University, 5.125%, 5/15/40	10,000,000	10,668,400
Midwestern University, Refunding, 5.00%, 5/15/31	3,455,000	3,833,253
Senior Living, Royal Oaks Life Care Community, Refunding, 5.00%, 5/15/39	8,500,000	9,433,810
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38.	12,000,000	13,157,280
Subordinate, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,162,953
Goodyear GO, 4.00%, 7/01/34	1,100,000	1,194,754
Goodyear Water and Sewer Revenue,
sub. lien, Obligations, AGMC Insured, 5.00%, 7/01/45	1,000,000	1,140,470
sub. lien, Obligations, Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,101,750
sub. lien, Obligations, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,670,895
Lake Havasu Wastewater System Revenue,
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	16,953,900
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/43	9,155,000	10,334,347
Marana Municipal Property Corp. Municipal Facilities Revenue, Series A, Pre-Refunded, 5.00%, 7/01/28	3,000,000	3,064,410
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010,
Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	5,993,051
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,289,655
Maricopa County IDA,
MFHR, Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%,
1/01/18	245,000	245,760
MFHR, Senior, Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,060,000	1,060,827
Maricopa County IDA Education Revenue,
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/37	1,000,000	1,150,090
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/52	1,000,000	1,132,430
Greathearts Arizona Projects, Series C, 5.00%, 7/01/37	850,000	981,368
Greathearts Arizona Projects, Series C, 5.00%, 7/01/48	1,350,000	1,543,023
Reid Traditional Schools Projects, 5.00%, 7/01/36	1,120,000	1,214,976
Reid Traditional Schools Projects, 5.00%, 7/01/47	2,125,000	2,244,914
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 6.00%,
7/01/39	4,860,000	5,155,974
Maricopa County IDA Senior Living Facilities Revenue,
Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,621,800
Christian Care Retirement Apartments Inc. Project, Refunding, Series D, 5.00%, 1/01/40	5,000,000	5,591,400
Maricopa County IDAR,
Banner Health, Refunding, Series A, 5.00%, 1/01/38	20,000,000	23,105,200
Banner Health, Series A, 5.00%, 1/01/41	16,750,000	19,454,120
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,439,100
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40.	10,000,000	10,661,100
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,440,200

|5

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Maricopa County PCC, (continued)
PCR, Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	$14,745,000	$15,714,779
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,787,990
McAllister Academic Village LLC Revenue,
Arizona State University Hassayampa Academic Village Project, Assured Guaranty, Pre-Refunded,
5.00%, 7/01/38	3,825,000	3,904,866
Arizona State University Hassayampa Academic Village Project, Pre-Refunded, 5.25%, 7/01/33	5,000,000	5,111,550
Arizona State University Hassayampa Academic Village Project, Pre-Refunded, 5.00%, 7/01/38	5,000,000	5,104,400
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/33	2,000,000	2,348,300
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/35	2,500,000	2,914,575
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/36	4,140,000	4,816,269
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/38	4,515,000	5,233,878
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/39	4,150,000	4,803,957
Mohave County Union High School District No. 2 Colorado River GO, School Improvement, 5.00%, 7/01/35 .	1,000,000	1,154,550
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty,
Pre-Refunded, 5.50%, 7/01/28	1,045,000	1,108,630
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40.	10,000,000	10,856,900
senior lien, Series A, Pre-Refunded, 5.00%, 7/01/38	10,000,000	10,214,700
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/27	3,945,000	4,841,541
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,468,560
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/29	2,000,000	2,477,020
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/36	5,000,000	6,445,200
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/37	7,000,000	9,065,070
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinate, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,506,800
Phoenix Civic Improvement Corp. Wastewater System Revenue, senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,559,775
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, 5.00%, 7/01/39	5,000,000	5,808,450
junior lien, Series A, 5.00%, 7/01/39.	10,000,000	11,396,300
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/39	14,780,000	15,577,233
Phoenix IDA Education Revenue,
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/36	4,065,000	4,510,361
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/41	1,225,000	1,333,817
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/46	1,335,000	1,427,956
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/34	1,355,000	1,490,974
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/39	5,610,000	6,129,262
Phoenix IDA Student Housing Revenue,
Downtown Phoenix Student Housing LLC, Arizona State University Project, Series A, AMBAC Insured,
5.00%, 7/01/37	18,095,000	18,106,038
Downtown Phoenix Student Housing LLC, Arizona State University Project, Subordinate, Series C,
AMBAC Insured, 5.00%, 7/01/37	8,735,000	8,739,804
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	8,733,760
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,120,150
Pima County IDAR,
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 12/15/32	1,765,000	1,997,521
Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 6/15/37	2,240,000	2,496,794
Senior Living Facility, Christian Care Tucson Inc. Project, Series C, 5.00%, 12/15/47	3,840,000	4,234,406
Pima County USD No. 6 Marana GO, School Improvement, Project of 2014, Series C, BAM Insured, 5.00%,
7/01/36	2,385,000	2,772,920
Pima County USD No. 20 Vail GO, School Improvement and Refunding, BAM Insured, 5.00%, 7/01/36	3,305,000	3,790,670

|6

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Pima County USD No. 30 Sahuarita GO,
School Improvement, BAM Insured, 5.00%, 7/01/33	$2,665,000	$3,115,358
School Improvement, BAM Insured, 5.00%, 7/01/34	2,800,000	3,260,460
Pinal County Community College District Revenue, Central Arizona College, BAM Insured, 5.00%, 7/01/34 .	1,065,000	1,231,949
Pinal County Electrical District No. 3 Electric System Revenue,
Pre-Refunded, 5.25%, 7/01/33	1,500,000	1,685,025
Pre-Refunded, 5.25%, 7/01/41	6,800,000	7,638,780
Refunding, 5.00%, 7/01/35	1,195,000	1,379,377
Pinal County Electrical District No. 4 Electric System Revenue,
Pre-Refunded, 6.00%, 12/01/23.	525,000	549,182
Pre-Refunded, 6.00%, 12/01/28.	740,000	774,084
Pre-Refunded, 6.00%, 12/01/38.	1,150,000	1,202,969
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, Pre-Refunded,
6.50%, 7/15/24	4,220,000	4,353,943
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,085,450
Refunding, Series A, 5.00%, 1/01/38	13,395,000	15,753,592
Refunding, Series A, 5.00%, 12/01/41	5,340,000	6,175,817
Salt River Project, Refunding, Series A, 5.00%, 1/01/36	5,500,000	6,587,735
Salt River Project, Refunding, Series A, 5.00%, 1/01/37	6,000,000	7,169,160
Salt River Project, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,929,200
Salt River Project, Refunding, Series A, 5.00%, 1/01/39	8,000,000	9,527,840
Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/39	5,000,000	5,185,300
Salt Verde Financial Corp. Senior Gas Revenue,
5.00%, 12/01/32	10,000,000	12,090,200
5.00%, 12/01/37	5,000,000	6,104,500
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project,
Pre-Refunded, 5.00%, 7/01/33	10,660,000	11,579,105
Student and Academic Services LLC Lease Revenue,
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/33	1,000,000	1,139,950
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/39	1,400,000	1,565,802
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/44	3,155,000	3,508,959
Tempe Excise Tax Revenue, Series A, Pre-Refunded, 5.00%, 7/01/31	2,325,000	2,596,002
Town of Gilbert Pledged Revenue, sub. lien, Obligations, 5.00%, 7/01/45	10,000,000	11,404,100
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,029,000
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured,
5.00%, 7/15/32	985,000	986,369
Tucson Water System Revenue,
Pre-Refunded, 5.00%, 7/01/28	1,165,000	1,225,976
Pre-Refunded, 5.00%, 7/01/29	1,670,000	1,757,408
Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,573,600
Refunding, 5.00%, 7/01/28	65,000	68,319
Refunding, 5.00%, 7/01/29	95,000	99,790
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 5.625%, 7/01/36.	5,000,000	5,969,050
Tucson, Pre-Refunded, 6.00%, 7/01/39	5,000,000	5,727,600
Tucson, Pre-Refunded, 6.50%, 7/01/39	4,750,000	5,105,110
Yavapai County IDA Hospital Revenue,
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/34	4,250,000	4,695,697
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/36	1,310,000	1,440,214
Yavapai Regional Medical Center, Series B, Pre-Refunded, 5.625%, 8/01/33	2,315,000	2,378,825

|7

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Yavapai County IDA Hospital Revenue, (continued)
Yavapai Regional Medical Center, Series B, Pre-Refunded, 5.625%, 8/01/37	$12,435,000	$12,777,833
		939,117,346

U.S. Territories 1.3%
Guam 1.3%
Guam Power Authority Revenue,
Series A, AGMC Insured, 5.00%, 10/01/39	6,490,000	7,155,095
Series A, AGMC Insured, 5.00%, 10/01/44	5,325,000	5,853,400
		13,008,495
Total Municipal Bonds before Short Term Investments (Cost $907,494,405)		952,125,841
Short Term Investments (Cost $1,800,000) 0.2%
Municipal Bonds 0.2%
Arizona 0.2%
[a] Phoenix IDA Health Care Facilities Revenue, Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN
and Put, 0.92%, 11/15/52	1,800,000	1,800,000
Total Investments (Cost $909,294,405) 98.6%		953,925,841
Other Assets, less Liabilities 1.4%		13,246,357
Net Assets 100.0%.		$967,172,198

See Abbreviations on page 143.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|8

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin Colorado Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.2%
Colorado 95.4%
Adams 12 Five Star Schools GO, Series B, 5.00%, 12/15/36	$5,000,000	$5,854,900
Adams and Weld Counties School District No. 27J Brighton GO,
5.00%, 12/01/40	7,500,000	8,662,575
5.00%, 12/01/42	10,000,000	11,772,300
Adams State College Board of Trustees Auxiliary Facilities Revenue,
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/34	2,000,000	2,112,320
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/39	2,150,000	2,270,744
Adams State College Board of Trustees Institutional Enterprise Revenue,
5.00%, 5/15/37	630,000	697,013
Pre-Refunded, 5.00%, 5/15/32	1,360,000	1,530,299
Pre-Refunded, 5.00%, 5/15/37	370,000	415,495
Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%,
12/01/35	3,000,000	3,378,120
Arapahoe County School District No. 1 GO, Englewood Schools, 5.00%, 12/01/42.	7,000,000	8,174,250
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project,
Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,821,211
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,009,951
Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,664,050
Board of Trustees for Western State College Revenue,
Pre-Refunded, 5.00%, 5/15/34	2,000,000	2,098,060
Pre-Refunded, 5.00%, 5/15/39	2,000,000	2,098,060
Board of Trustees of the Colorado School of Mines Revenue, Golden, Enterprise Improvement, Series A,
Pre-Refunded, 5.25%, 12/01/37	2,000,000	2,077,380
Boulder Larimer and Weld Counties St. Vrain Valley School District No. RE-1J GO, Pre-Refunded, 5.00%,
12/15/33	5,300,000	5,496,736
Boulder Valley School District No. RE-2 Boulder GO,
5.00%, 12/01/34	6,000,000	6,289,500
5.00%, 12/01/41	5,000,000	5,801,000
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, Pre-
Refunded, 5.25%, 12/01/34	5,380,000	5,765,638
Castle Rock Sales and Use Tax Revenue,
5.00%, 6/01/31	1,800,000	2,026,620
5.00%, 6/01/32	1,845,000	2,074,260
5.00%, 6/01/35	2,775,000	3,107,750
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,529,110
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	13,816,980
University of Denver Project, Refunding, NATL Insured, 5.00%, 3/01/35	5,000,000	6,271,200
University of Denver Project, Series A, 5.00%, 3/01/47.	3,950,000	4,531,796
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,137,800
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,589,975
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,072,840
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	5,633,800
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35.	7,150,000	7,704,840
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,698,900
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,144,220
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,538,800
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,713,025
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 6/01/47	6,000,000	6,644,880
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/40	4,000,000	4,384,120

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority Revenue, (continued)
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	$2,750,000	$2,995,190
Hospital, Boulder Community Hospital Project, Series A, 6.00%, 10/01/35	5,460,000	6,029,806
Hospital, Boulder Community Hospital Project, Series A, Pre-Refunded, 6.00%, 10/01/35	40,000	44,747
Hospital, NCMC Inc. Project, Series A, AGMC Insured, Pre-Refunded, 5.50%, 5/15/30	7,900,000	8,331,972
Hospital, Parkview Medical Center Inc. Project, 5.00%, 9/01/46.	5,000,000	5,557,200
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,203,100
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC
Insured, 5.20%, 3/01/31	9,500,000	9,898,050
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40.	7,320,000	7,750,270
Valley View Hospital Assn. Project, 5.00%, 5/15/40	2,000,000	2,221,780
Valley View Hospital Assn. Project, 5.00%, 5/15/45	1,000,000	1,103,230
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,032,160
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.00%, 12/31/47	2,555,000	2,796,626
Colorado Mesa University Enterprise Revenue, Board of Trustees, Colorado Mesa University, 5.00%,
5/15/45	4,000,000	4,576,920
Colorado School of Mines Institutional Enterprise Revenue,
Board of Trustees, Golden, Series B, 5.00%, 12/01/32	1,000,000	1,126,640
Board of Trustees, Series A, 5.00%, 12/01/42	2,450,000	2,849,644
Board of Trustees, Series A, 5.00%, 12/01/47	3,000,000	3,475,380
[a] junior lien, Series B, 5.00%, 12/01/47	5,000,000	5,790,750
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty,
5.00%, 11/01/39	11,305,000	11,923,610
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,549,400
Refunding, Series A, 5.00%, 11/15/40	3,000,000	3,474,240
Refunding, Series A, 5.00%, 11/15/45	2,665,000	3,075,996
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,727,350
Refunding, Series A-2, 5.00%, 11/15/47	10,000,000	11,718,300
Series D-1, Pre-Refunded, 5.25%, 11/15/33	5,000,000	5,518,750
Colorado State Board of Governors University Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/44	2,675,000	3,094,012
Refunding, Series A, 4.00%, 3/01/40	5,000,000	5,323,700
Refunding, Series B, 5.00%, 3/01/41	1,000,000	1,162,090
Series A, 5.00%, 3/01/34	20,000	20,777
Series A, 5.00%, 3/01/39	145,000	150,632
Series A, 5.00%, 3/01/40	7,000,000	7,968,380
Series A, Pre-Refunded, 5.00%, 3/01/34	2,230,000	2,322,500
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	7,347,641
Series C, 5.00%, 3/01/44	2,460,000	2,733,454
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	10,000,000	10,927,700
Series I, 5.00%, 3/15/36	3,000,000	3,396,030
[a] Series J, 5.25%, 3/15/42.	5,000,000	5,886,750
Colorado State COP,
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/28	1,500,000	1,698,585
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,508,805
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	7,275,000	7,549,268

|10

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	$1,900,000	$2,090,741
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured,
5.00%, 9/01/38	1,210,000	1,331,908
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement,
AGMC Insured, 5.00%, 12/01/31	2,040,000	2,303,486
Commerce City Sales and Use Tax Revenue, AGMC Insured, 5.00%, 8/01/41.	4,000,000	4,596,000
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC Insured,
5.00%, 12/01/39	3,160,000	3,327,512
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,555,300
Denver City and County Board of Water Commissioners Water Revenue, Green Bonds, Series A, 5.00%,
9/15/47	10,000,000	11,898,700
Denver City and County Dedicated Tax Revenue,
Refunding and Improvement, Series A, 5.00%, 8/01/44	6,915,000	7,956,745
Refunding and Improvement, Series A, 4.00%, 8/01/46	8,040,000	8,442,000
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,571,000
Denver City and County School District No. 1 GO, 5.00%, 12/01/41	12,440,000	14,569,852
Denver Convention Center Hotel Authority Revenue, Senior, Refunding, 5.00%, 12/01/40	9,775,000	10,977,814
Denver Health and Hospital Authority Healthcare Revenue,
Recovery Zone Facility, 5.50%, 12/01/30	1,500,000	1,606,980
Recovery Zone Facility, 5.625%, 12/01/40.	4,000,000	4,249,960
Series A, 5.25%, 12/01/45	9,250,000	10,060,762
E-470 Public Highway Authority Revenue,
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,352,100
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,724,500
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	5,987,646
senior bond, Series C, 5.25%, 9/01/25	2,500,000	2,741,625
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,896,060
Eagle River Water and Sanitation District GO, 5.00%, 12/01/45	1,360,000	1,568,338
Erie Wastewater Enterprise Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	2,860,000	3,051,019
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/37	5,120,000	5,461,965
Erie Water Enterprise Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32.	10,000,000	10,000,000
Fort Lewis College Board of Trustees Enterprise Revenue, Series B, NATL Insured, 5.00%, 10/01/37	1,515,000	1,519,257
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, Pre-Refunded,
5.25%, 12/01/33	1,240,000	1,287,976
Ignacio School District 11JT GO, La Plata and Archuleta Counties, Pre-Refunded, 5.00%, 12/01/31	1,215,000	1,368,102
Meridian Metropolitan District GO, In Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,448,200
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue, Refunding, Series A,
5.00%, 5/15/33	3,455,000	3,602,598
Metropolitan State University of Denver Institutional Enterprise Revenue, Aerospace and Engineering
Sciences Building Project, 5.00%, 12/01/45	4,000,000	4,573,880
Park 70 Metropolitan District GO,
City of Aurora, Refunding and Improvement, 5.00%, 12/01/36.	1,000,000	1,062,470
City of Aurora, Refunding and Improvement, 5.00%, 12/01/46.	1,500,000	1,584,495
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.375%,
12/01/37	7,000,000	7,655,550
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/45	7,000,000	7,705,950
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/38.	2,500,000	2,817,725
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.125%, 12/01/41	2,500,000	2,826,825
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,402,320

|11

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and
Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	$7,435,000	$7,885,858
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	13,933,755
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,921,400
Pueblo Urban Renewal Authority Revenue,
Refunding and Improvement, Series B, 5.25%, 12/01/28.	1,000,000	1,111,090
Refunding and Improvement, Series B, 5.50%, 12/01/31.	1,010,000	1,129,321
Refunding and Improvement, Series B, 5.25%, 12/01/38.	3,615,000	3,994,756
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, Pre-Refunded,
5.00%, 12/15/30	3,840,000	3,984,538
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	20,507,650
Regional Transportation District Sales Tax Revenue,
FasTracks Project, Series A, 5.00%, 11/01/38	10,000,000	10,837,400
FasTracks Project, Series A, 5.00%, 11/01/41	10,000,000	11,646,500
FasTracks Project, Series A, 5.00%, 11/01/46	11,000,000	12,764,290
South Timnath Metropolitan District No. 2 GO, Limited Tax, Refunding and Improvement, 5.00%, 12/01/42	5,690,000	6,133,991
Sterling Hills West Metropolitan District GO, Arapahoe County, Refunding, 5.00%, 12/01/39	1,125,000	1,243,260
Thompson Crossing Metropolitan District No. 5 GO, Series B, AGMC Insured, 5.00%, 12/01/46	4,500,000	5,009,535
Triview Metropolitan District GO, El Paso County, Pre-Refunded, 5.00%, 11/01/34	10,855,000	11,550,046
University of Colorado Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/38	5,655,000	6,535,992
Series A, Pre-Refunded, 5.375%, 6/01/38.	3,000,000	3,168,090
University of Colorado Hospital Authority Revenue, Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,383,250
University of Northern Colorado Greeley Institutional Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,866,791
Series A, 5.00%, 6/01/46	4,000,000	4,506,320
Weld County School District No. Re-4 GO, 5.25%, 12/01/41	5,000,000	5,954,650
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%,
12/01/36	5,000,000	5,534,200
		698,251,997

U.S. Territories 1.8%
Guam 0.8%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.375%, 12/01/24	2,000,000	2,147,420
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	3,565,000	3,853,872
		6,001,292
Puerto Rico 1.0%
[b] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	3,850,875
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	237,000
First Subordinate, Series A, 6.375%, 8/01/39	10,000,000	1,000,000
First Subordinate, Series A, 5.50%, 8/01/42	3,000,000	300,000
Senior, Series C, 5.25%, 8/01/40	4,560,000	1,819,440
		7,207,315
Total U.S. Territories		13,208,607
Total Municipal Bonds before Short Term Investments (Cost $701,094,810)		711,460,604

|12

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments 2.5%
Municipal Bonds 2.5%
Colorado 2.5%
[c] Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,
Series B-4, LOC Toronto Dominion Bank, Daily VRDN and Put, 0.92%, 12/01/35	$4,500,000	$4,500,000
[c] Denver City and County COP, Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA
JPMorgan Chase Bank, Daily VRDN and Put, 0.92%, 12/01/29	14,100,000	14,100,000
Total Short Term Investments (Cost $18,600,000)		18,600,000
Total Investments (Cost $719,694,810) 99.7%		730,060,604
Other Assets, less Liabilities 0.3%		2,069,021
Net Assets 100.0%.		$732,129,625

See Abbreviations on page 143.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|13

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin Connecticut Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.1%
Connecticut 98.1%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$10,758,300
Connecticut State GO, Series A, 5.00%, 2/15/29	10,000,000	10,337,200
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	19,730,282
Child Care Facilities Program, Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/28	1,830,000	1,878,660
Connecticut College Issue, Refunding, Series L-1, 4.00%, 7/01/46	5,000,000	5,090,800
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,595,399
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/26	90,000	91,853
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/34	180,000	183,676
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/26	360,000	367,517
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/34	820,000	837,122
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,136,010
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,308,040
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,392,900
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,840,120
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	95,000	100,583
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	8,250,000	9,265,327
Quinnipiac University Issue, Refunding, Series M, 5.00%, 7/01/36	1,400,000	1,595,524
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	385,000	392,885
Quinnipiac University Issue, Series J, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	14,615,000	14,920,161
Sacred Heart University Issue, Refunding, Series I-1, 5.00%, 7/01/35	1,125,000	1,298,869
Sacred Heart University Issue, Refunding, Series I-1, 5.00%, 7/01/37	1,000,000	1,149,200
Sacred Heart University Issue, Refunding, Series I-1, 5.00%, 7/01/42	2,125,000	2,428,832
Sacred Heart University Issue, Series G, Pre-Refunded, 5.375%, 7/01/31	1,500,000	1,691,505
Sacred Heart University Issue, Series G, Pre-Refunded, 5.625%, 7/01/41	5,500,000	6,249,705
Sacred Heart University Issue, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27	1,190,000	1,358,754
Sacred Heart University Issue, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	2,290,000	2,614,745
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,335,400
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,385,550
Trinity Health Credit Group, Refunding, Series CT, 5.00%, 12/01/45	7,060,000	8,005,334
Wesleyan University Issue, Series G, Pre-Refunded, 5.00%, 7/01/39	10,000,000	10,862,200
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,604,030
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	9,192,150
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,460,500
Connecticut State HFAR,
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	440,849
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,595,565
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program,
Series A, 5.05%, 11/15/27	560,000	589,484
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding,
Series A, 5.00%, 1/01/38	3,000,000	3,325,140
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	5,819,500
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,160,310
Green Bonds, Series A, 5.00%, 5/01/35	2,000,000	2,368,940
Green Bonds, Series A, 5.00%, 5/01/37	3,000,000	3,537,060
Series A, 5.00%, 3/01/25	3,000,000	3,456,960
Connecticut State Special Tax Obligation Revenue,
Transportation Infrastructure Purposes, Series A, 5.00%, 10/01/30	5,000,000	5,553,200
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/32	1,000,000	1,138,720
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/34	5,000,000	5,570,500

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A,
5.00%, 1/01/42	$5,000,000	$5,483,350
Greater New Haven Water Pollution Control Authority Regional Wastewater System Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 11/15/37.	3,000,000	3,102,390
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,504,900
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,494,150
New Britain GO, Series C, AGMC Insured, 5.00%, 3/01/36	1,000,000	1,131,010
New Haven GO,
Issue of 2002, Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,070
Issue of 2009, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,000,000	1,039,590
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29.	1,000,000	1,012,120
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32.	1,000,000	1,011,980
Refunding, Thirty-Second Series B, 5.00%, 8/01/38	3,720,000	4,301,882
Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,701,090
Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,822,075
Twenty-Second Series, AGMC Insured, Pre-Refunded, 5.00%, 8/01/38	4,000,000	4,096,640
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,160,700
Stratford GO, Refunding, 5.00%, 7/01/33	1,000,000	1,137,500
University of Connecticut GO,
Series A, 5.00%, 8/15/28	6,590,000	7,459,550
Series A, 5.00%, 2/15/31	2,000,000	2,246,240
Series A, 5.00%, 1/15/37	4,000,000	4,524,600
Total Municipal Bonds before Short Term Investments (Cost $255,969,282)		266,270,198

Short Term Investments (Cost $105,000) 0.0%†
Municipal Bonds 0.0%†
Connecticut 0.0%†
[a] Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Series C, Sub Series
C-2, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.91%, 11/15/36	105,000	105,000
Total Investments (Cost $256,074,282) 98.1%		266,375,198
Other Assets, less Liabilities 1.9%		5,114,166
Net Assets 100.0%.		$271,489,364

See Abbreviations on page 143.

†Rounds to less than 0.1% of net assets.
aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|15

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.2%
Alabama 2.6%
Alabama State Public School and College Authority Revenue,
Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$8,119,830
Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	25,000,000	29,430,250
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,819,603
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,810,978
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,818,648
[a] East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put, Series A, Pre-Refunded, 5.25%, 9/01/18	10,000,000	10,285,900
Mandatory Put, Series B, Pre-Refunded, 5.50%, 9/01/18	13,500,000	13,910,670
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,721,763
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,756,550
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,711,108
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	6,029,551
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,516,774
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,457,003
		108,388,628
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, 5.00%, 9/01/19	3,650,000	3,847,355
Arizona 4.7%
Arizona Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/20	500,000	512,580
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/21	500,000	512,580
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
5.00%, 2/01/27	6,000,000	6,546,540
Arizona Health Facilities Authority Revenue,
Banner Health, Series D, Pre-Refunded, 5.50%, 1/01/22	5,000,000	5,016,100
Banner Health, Series D, Pre-Refunded, 5.00%, 1/01/23	5,000,000	5,014,200
Arizona School Facilities Board COP,
Pre-Refunded, 5.25%, 9/01/19	10,000,000	10,289,600
Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	17,103,013
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	5,978,265
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,631,300
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	43,492,648
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	15,958,748
Arizona Transportation Board Highway Revenue,
Subordinated, Refunding, 5.00%, 7/01/29	10,920,000	12,803,918
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,549,700
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,547,850
Mesa Utility Systems Revenue,
Refunding, 5.00%, 7/01/28	1,500,000	1,805,760
Refunding, 5.00%, 7/01/29	2,500,000	2,981,775
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/19	1,900,000	1,996,406
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,408,654
junior lien, Series A, 5.00%, 7/01/21	4,200,000	4,546,584

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Pima County Regional Transportation Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	$3,385,000	$3,929,782
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,315,230
Pima County Sewer System Revenue,
Series B, Pre-Refunded, 5.00%, 7/01/24	6,030,000	6,721,762
Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	5,016,240
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,100,040
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	2,580,000	3,113,441
Refunding, 5.00%, 7/01/27	2,000,000	2,407,300
Refunding, 5.00%, 7/01/28	3,325,000	3,981,555
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,134,040
		197,415,611
Arkansas 0.1%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,638,850
California 10.3%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/31	7,000,000	7,709,170
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/33	5,000,000	5,446,400
California Health Facilities Financing Authority Revenue,
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	519,210
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,146,550
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,371,960
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	14,295,190
California State GO,
Refunding, 5.00%, 8/01/21	55,000	55,153
Various Purpose, 5.50%, 4/01/21	20,000,000	21,053,400
Various Purpose, 5.25%, 10/01/23	25,050,000	28,418,724
Various Purpose, 5.25%, 10/01/24	9,780,000	11,068,026
Various Purpose, 5.25%, 10/01/25	5,000,000	5,652,550
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	16,922,100
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	17,344,050
Various Purpose, Refunding, 5.00%, 8/01/30	25,000,000	30,097,000
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	11,893,400
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,180,660
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,731,970
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	6,082,247
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,390,330
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,383,190
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/18	5,605,000	5,789,292
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/19	10,000,000	10,672,400
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/21	15,055,000	15,999,852
Various Capital Projects, Series I, 5.00%, 11/01/18	4,000,000	4,135,000
Various Capital Projects, Series I, Pre-Refunded, 5.25%, 11/01/20	5,000,000	5,351,350
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,042,516
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,697,190
Sutter Health, Refunding, Series A, 5.25%, 8/15/24.	4,000,000	4,401,680

|17

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
El Dorado Irrigation District COP,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/22.	$2,610,000	$2,759,449
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/23.	2,860,000	3,035,432
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	5,660,000	6,326,069
Refunding, 5.00%, 8/01/25	4,765,000	5,320,361
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	12,722,850
Power System, Refunding, Series B, 5.00%, 7/01/31	8,220,000	9,923,595
Power System, Series B, 5.25%, 7/01/24	16,870,000	17,850,822
Power System, Series B, Pre-Refunded, 5.25%, 7/01/24	130,000	137,475
Power System, Series C, 5.00%, 7/01/32	4,615,000	5,596,334
Power System, Series C, 5.00%, 7/01/33	3,960,000	4,783,324
Power System, Series C, 5.00%, 7/01/34	4,080,000	4,909,015
Los Angeles Municipal Improvement Corp. Lease Revenue,
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/18	2,495,000	2,528,283
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/19	3,180,000	3,337,092
Los Angeles USD, GO, Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	5,985,706
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,649,685
Series B, 5.00%, 7/01/21	7,545,000	7,944,734
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	12,179,100
Refunding, Series A, 5.00%, 8/01/35	11,000,000	12,608,310
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	24,504,765
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,180,200
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,621,800
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/21	10,000,000	10,029,400
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,029,400
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/23	8,000,000	8,320,400
		430,134,161
Colorado 1.3%
Colorado Springs Utilities System Revenue,
Refunding, Series A-1, 5.00%, 11/15/29.	1,675,000	2,048,358
Refunding, Series A-1, 5.00%, 11/15/30.	2,570,000	3,125,120
Refunding, Series A-1, 5.00%, 11/15/31.	1,125,000	1,361,396
Denver City and County Airport System Revenue,
Subordinate, Series B, 5.25%, 11/15/26	5,000,000	5,842,650
Subordinate, Series B, 5.25%, 11/15/27	4,250,000	4,963,702
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	11,012,125
Denver City and County School District No. 1 GO, Refunding, 4.00%, 12/01/31.	9,000,000	9,761,850
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18.	885,000	919,126
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,908,620
		54,942,947
Connecticut 1.4%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	12,759,736
Series E, 5.00%, 8/15/26	18,585,000	20,900,691

|18

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A,
5.00%, 1/01/28	$10,000,000	$11,068,800
University of Connecticut GO,
Series A, 5.00%, 3/15/29	2,000,000	2,313,500
Series A, 5.00%, 3/15/30	3,075,000	3,539,878
Series A, 5.00%, 3/15/31	5,025,000	5,752,871
		56,335,476
District of Columbia 0.3%
Washington Metropolitan Area Transit Authority Gross Revenue,
Series B, 5.00%, 7/01/31	5,000,000	6,034,800
Series B, 5.00%, 7/01/32	5,750,000	6,912,937
		12,947,737
Florida 7.1%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24	6,000,000	6,889,320
Refunding, Series B, 5.00%, 10/01/25	6,325,000	7,253,067
Clearwater City Water and Sewer Revenue, Refunding, 5.00%, 12/01/33	5,520,000	6,484,234
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series E, 4.00%,
6/01/33	11,855,000	12,944,356
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/30	1,500,000	1,826,295
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,619,405
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,718,200
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26	2,985,000	3,506,718
Refunding, Series A, 5.00%, 10/01/27	10,505,000	12,286,753
Refunding, Series A, 5.00%, 10/01/29	2,470,000	2,863,570
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,028,748
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.25%, 10/01/18	6,920,000	7,081,651
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	5,042,127
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,445,900
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,413,562
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,346,022
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 2/01/23	12,115,000	12,598,388
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,540,520
5.00%, 7/01/25	3,000,000	3,381,750
5.00%, 7/01/26	4,000,000	4,501,560
5.00%, 7/01/27	4,000,000	4,492,280
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,337,300
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/27	1,000,000	1,186,250
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,175,250
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,333,591
Orange County Tourist Development Tax Revenue, Refunding, 4.00%, 10/01/32	25,000,000	27,046,000
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,858,030
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,411,640
Refunding, Series A, 4.00%, 10/01/32	2,515,000	2,735,088
Refunding, Series A, 4.00%, 10/01/33	6,770,000	7,318,573

|19

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 7/01/23	$10,000,000	$11,557,900
Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	16,940,674
Palm Beach County School Board COP, Master Lease Purchase Agreement, Refunding, Series B, 5.00%,
8/01/25	4,000,000	4,788,400
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	19,407,506
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,436,900
Pasco County Solid Waste Disposal and Resource Recovery System Revenue,
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	9,490,000	9,604,544
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	10,455,000	10,581,192
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30	2,500,000	2,669,075
Refunding, 4.00%, 9/01/31	4,135,000	4,398,358
Sarasota County Utility System Revenue,
Refunding, Series B, 4.00%, 10/01/34	2,730,000	2,917,251
Refunding, Series B, 4.00%, 10/01/35	1,000,000	1,062,540
Refunding, Series B, 4.00%, 10/01/36	2,000,000	2,119,060
Refunding, Series B, 4.00%, 10/01/37	2,670,000	2,822,938
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
5.00%, 8/15/19	5,000,000	5,014,200
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32.	5,000,000	5,437,550
		297,424,236
Georgia 1.8%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27.	7,000,000	8,195,600
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28.	5,100,000	5,967,867
Atlanta Tax Allocation,
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/20	1,500,000	1,504,665
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/21	1,000,000	1,003,060
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	6,195,417
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20.	2,875,000	3,051,812
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21.	3,100,000	3,292,448
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/20	5,700,000	6,064,971
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/21	6,130,000	6,522,504
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28	3,785,000	4,441,925
Spelman College, Refunding, 5.00%, 6/01/29	4,385,000	5,129,705
Spelman College, Refunding, 5.00%, 6/01/30	4,805,000	5,599,651
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/27.	1,750,000	2,072,770
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/28.	2,100,000	2,467,437
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/29.	2,000,000	2,334,040
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/30.	1,000,000	1,160,230
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	10,634,000
		75,638,102

|20

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Hawaii 1.5%
Hawaii State GO,
Series EO, 5.00%, 8/01/28	$25,000,000	$29,567,500
Series FB, 5.00%, 4/01/27	10,000,000	12,093,700
Series FG, 4.00%, 10/01/32	18,285,000	20,004,521
		61,665,721
Illinois 1.7%
Chicago O’Hare International Airport Revenue, General Airport, third lien, Series C, Assured Guaranty,
5.25%, 1/01/22	5,215,000	5,574,261
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307,
Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,676,250
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,852,652
Illinois State Finance Authority Revenue,
Northwestern University, 5.00%, 12/01/28	1,675,000	2,097,234
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24	5,000,000	5,240,050
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,331,447
Series A, AGMC Insured, 5.00%, 4/01/25.	18,000,000	20,002,140
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B,
Pre-Refunded, 5.00%, 6/15/23	600,000	683,172
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	11,018,756
		71,475,962
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,429,040
Kentucky 0.9%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First
Series A, 5.00%, 9/01/20	6,000,000	6,514,560
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,076,239
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/27	2,000,000	2,421,480
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/28	3,000,000	3,606,750
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/22.	1,000,000	1,053,140
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System,
Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,852,600
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29.	5,500,000	6,328,685
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31.	5,500,000	6,287,490
		37,140,944
Louisiana 1.7%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B,
Assured Guaranty, 5.00%, 12/01/21	15,000,000	15,953,100
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,805,552
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	4,050,830
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,329,609
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/29	10,000	12,243
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/30	5,000	6,121
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/32	15,000	18,364
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/28	1,000,000	1,173,940

|21

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Public Facilities Authority Revenue, (continued)
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	$2,000,000	$2,332,280
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,240,000	1,434,841
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	2,250,000	2,609,730
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	995,000	1,146,071
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/31	1,745,000	2,013,154
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,750,000	2,011,188
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,485,000	1,692,068
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/33	2,000,000	2,289,720
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,738,700
New Orleans Aviation Board Revenue, Restructuring GARB, Series A-1, Assured Guaranty, Pre-
Refunded, 6.00%, 1/01/23	2,000,000	2,094,280
New Orleans GO, Public Improvement, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/25	7,915,000	7,915,000
Parishwide School District GO, Parish of Orleans, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,132,250
		71,759,041
Maryland 2.0%
Anne Arundel County GO,
Consolidated General Improvements, 5.00%, 10/01/31	3,110,000	3,717,943
Consolidated General Improvements, Refunding, 5.00%, 4/01/29	7,495,000	8,957,724
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/30	6,450,000	7,722,907
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/32	5,905,000	7,012,483
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,275,237
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,816,680
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/29	1,000,000	1,197,350
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/30	2,940,000	3,504,451
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/31	2,085,000	2,474,186
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/32	3,240,000	3,830,458
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/29	1,320,000	1,580,502
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/30	1,785,000	2,127,702
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/31	3,765,000	4,467,775
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/32	4,000,000	4,728,960
Maryland State Health and Higher Educational Facilities Authority Revenue,
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/30	8,520,000	9,967,548
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/31	7,415,000	8,634,397
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/22	1,000,000	1,003,030
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/23	1,250,000	1,253,787
		82,273,120
Massachusetts 3.0%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20.	5,000,000	5,340,250
Senior, Refunding, Series B, 5.00%, 1/01/18.	5,000,000	5,013,900
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	8,928,975
Refunding, Series A, 5.00%, 7/01/29	6,000,000	7,180,080
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital
Asset Program, Series B-2, NATL Insured, Pre-Refunded, 5.375%, 2/01/26	1,720,000	1,765,769
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25.	10,975,000	12,544,425
Senior, Refunding, Series A, 5.00%, 8/15/26.	7,000,000	7,994,210
Senior, Refunding, Series B, 5.00%, 8/15/27.	6,000,000	6,837,660

|22

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	$10,650,000	$13,083,205
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	10,847,032
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,248,965
Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C, 5.00%,
8/01/32	13,920,000	16,836,101
University of Massachusetts Building Authority Revenue,
Refunding, Senior Series 3, 5.00%, 11/01/31	10,035,000	12,136,329
Senior Series 3, 5.00%, 11/01/32	5,000,000	6,022,750
		125,779,651
Michigan 1.9%
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,192,084
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,353,971
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,692,097
Michigan Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/34	8,200,000	9,443,120
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	5,738,650
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,034,110
Michigan Hospital Finance Authority Revenue,
[a] Trinity Health Credit Group, Mandatory Put, Refunding, Series A, 6.00%, 12/01/17	10,000,000	10,000,000
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24.	8,000,000	9,110,640
Michigan State GO, School Loan, Series A, Pre-Refunded, 5.25%, 11/01/22	10,000,000	10,354,500
Michigan State Strategic Fund Limited Obligation Revenue,
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
10/15/22	4,000,000	4,134,880
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
10/15/23	1,000,000	1,033,720
Wayne State University Revenue,
Refunding, Series A, 5.00%, 11/15/18	4,265,000	4,410,565
Refunding, Series A, 5.00%, 11/15/19	5,210,000	5,540,991
Refunding, Series A, 5.00%, 11/15/20	5,255,000	5,584,699
		80,624,027
Minnesota 1.5%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/21.	4,165,000	4,460,882
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/22.	5,570,000	5,957,672
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%,
2/15/23.	5,000,000	5,401,550
University of Minnesota GO,
Refunding, Series B, 5.00%, 12/01/30	8,060,000	9,887,766
Refunding, Series B, 5.00%, 12/01/31	13,900,000	16,996,920
Refunding, Series B, 5.00%, 12/01/32	4,405,000	5,364,629
Refunding, Series B, 5.00%, 12/01/33	6,755,000	8,193,342
Series A, 5.00%, 4/01/30	4,970,000	5,964,597
		62,227,358

|23

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri 0.3%
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, Series A, 5.00%, 1/01/27	$3,250,000	$3,771,528
Plum Point Project, Refunding, Series A, 5.00%, 1/01/28	4,500,000	5,196,870
Plum Point Project, Refunding, Series A, 5.00%, 1/01/29	4,045,000	4,648,878
		13,617,276
Nevada 1.2%
Clark County Airport System Revenue,
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22	5,000,000	5,262,500
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23	15,000,000	15,785,100
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	5,000,000	5,151,500
Clark County Water Reclamation District GO,
Series A, Pre-Refunded, 5.25%, 7/01/21	3,435,000	3,633,612
Series A, Pre-Refunded, 5.25%, 7/01/22	3,120,000	3,300,398
Series B, Pre-Refunded, 5.25%, 7/01/21	3,430,000	3,628,323
Series B, Pre-Refunded, 5.25%, 7/01/22	3,615,000	3,824,019
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,865,845
		47,451,297
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25.	7,930,000	8,741,953
New Jersey 6.0%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	5,966,878
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,255,156
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,426,093
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	13,173,613
School Facilities Construction, Series AAA, 5.00%, 6/15/34	5,000,000	5,491,050
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20.	10,000,000	10,849,000
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21.	20,535,000	22,890,775
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/30	900,000	1,054,350
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/31	1,080,000	1,259,798
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/22	10,000,000	10,548,100
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/23	17,945,000	18,928,566
New Jersey State Educational Facilities Authority Revenue,
Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	5,000,000	5,407,650
Kean University Issue, Refunding, Series A, 5.00%, 9/01/21.	6,000,000	6,325,500
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,250,000
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,646,775
Series A, 5.375%, 6/01/24	6,410,000	6,683,002
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,974,413
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	28,209,250
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,000,049
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series H, 5.00%, 1/01/20	6,540,000	6,769,554
Turnpike, Refunding, Series H, 5.00%, 1/01/21	13,060,000	13,509,917
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/20	3,460,000	3,584,456
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/21	6,940,000	7,189,632

|24

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	$5,000,000	$5,779,100
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,463,489
Series L, 5.00%, 5/01/27	5,270,000	6,064,874
		248,701,040
New York 9.5%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	7,073,982
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	9,072,880
City School District of the City of Buffalo Project, Series A, AGMC Insured, Pre-Refunded, 5.75%,
5/01/22.	5,000,000	5,092,500
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/22	14,840,000	15,554,546
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26.	5,000,000	5,648,600
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	28,515,750
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20.	4,365,000	4,837,118
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/27	3,500,000	4,070,710
Transportation, Series C, 5.75%, 11/15/18	3,345,000	3,483,684
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island
Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	9,884,430
New York City GO,
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,436,800
Fiscal 2013, Series I, 5.00%, 8/01/24.	10,200,000	11,882,592
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22.	8,000,000	9,096,560
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23.	6,860,000	7,951,700
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,395,320
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	11,866,700
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	8,845,500
Fiscal 2017, Subseries A-1, 5.00%, 8/01/29	10,000,000	11,952,400
Subseries D-1, 5.00%, 12/01/21	2,055,000	2,061,576
Subseries D-1, Pre-Refunded, 5.00%, 12/01/21	2,945,000	2,945,000
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/23	5,000,000	5,193,650
Fiscal 2009, Series S-4, 5.00%, 1/15/21	4,665,000	4,846,748
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Subseries A-1, 5.00%, 11/01/23.	11,500,000	12,878,045
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23.	12,805,000	14,064,116
Future Tax Secured, Subordinate, Fiscal 2012, Series C, 5.00%, 11/01/24.	7,620,000	8,527,009
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27.	8,740,000	10,191,277
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28.	5,000,000	5,814,550
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/29	10,000,000	11,644,600
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24	350,000	370,009
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	4,035,000	4,288,237
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	615,000	652,447
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/23	7,915,000	9,443,149

|25

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%,
2/15/18.	$10,000,000	$10,083,000
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%,
2/15/19.	3,245,000	3,378,013
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/24.	7,000,000	7,911,540
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27	10,000,000	11,470,200
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,510,130
General Purpose, Refunding, Series E, 5.00%, 2/15/28	10,000,000	11,824,800
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,865,250
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%,
4/01/21	12,000,000	12,927,240
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL Insured, 5.00%, 1/01/22	10,000,000	10,027,400
Series I, 5.00%, 1/01/26.	10,000,000	11,218,300
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/19	9,570,000	10,016,632
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/20	6,500,000	6,956,105
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,588,400
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty,
5.375%, 12/15/18.	3,210,000	3,274,328
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22	10,000,000	10,968,300
		397,601,823
North Carolina 1.4%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,855,800
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	12,067,600
Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 5.00%, 4/01/32	2,830,000	3,333,061
Refunding, 5.00%, 4/01/34	1,400,000	1,635,172
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/19.	15,000,000	15,045,450
Series A, ETM, 5.00%, 1/01/21	10,000,000	10,990,800
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19	965,000	989,829
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, Pre-Refunded,
5.25%, 1/01/20	4,500,000	4,513,635
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23	1,735,000	1,835,405
		56,266,752
Ohio 6.8%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	5,265,000	5,991,254
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,561,611
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	9,357,591
American Municipal Power Inc. Revenue,
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/29	1,000,000	1,172,090
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/30	1,000,000	1,164,080
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/20	355,000	357,787
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/21	645,000	650,063

|26

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
American Municipal Power Inc. Revenue, (continued)
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/20	$5,645,000	$5,689,313
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/21	10,855,000	10,940,212
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/24.	1,270,000	1,440,485
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/25.	2,000,000	2,267,560
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/27.	2,000,000	2,261,120
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/28.	2,350,000	2,653,573
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,565,450
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,532,450
Cleveland Water Revenue,
second lien, Series A, Pre-Refunded, 5.00%, 1/01/25	2,500,000	2,822,400
second lien, Series A, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,257,920
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,640,990
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	8,049,272
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/24	2,500,000	2,932,300
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/25	2,400,000	2,810,568
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/26	4,000,000	4,679,320
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/27	5,000,000	5,833,800
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/28	3,000,000	3,491,070
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,356,576
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,694,370
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,691,655
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,801,552
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	2,900,000
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding,
Series C, 5.00%, 10/01/22	5,780,000	6,297,079
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	7,834,330
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24	8,585,000	9,604,984
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-
Refunded, 5.00%, 5/01/26	11,000,000	13,084,610
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-
Refunded, 5.00%, 5/01/27	5,000,000	5,947,550
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-
Refunded, 5.00%, 5/01/28	9,100,000	10,824,541
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series T, 5.00%,
5/01/31.	5,000,000	6,051,400
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series T, 5.00%,
5/01/32.	5,000,000	6,028,100
Ohio State Turnpike Commission Revenue, Turnpike, Refunding, Series A, NATL Insured, 5.50%, 2/15/24.	10,000,000	11,671,000
Ohio State Water Development Authority Revenue, Fresh Water, Series A, 5.00%, 12/01/30.	5,875,000	7,062,161
Ohio State Water Development Authority Water PCR, Loan Fund, Series A, 5.00%, 12/01/31.	10,000,000	12,119,600

|27

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	$2,920,000	$3,335,662
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,680,720
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	4,922,471
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	5,154,615
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,620,840
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	7,058,728
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,400,795
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,509,444
University of Cincinnati General Receipts Revenue,
Series C, 5.00%, 6/01/25	3,010,000	3,450,815
Series C, Assured Guaranty, 5.00%, 6/01/21	11,810,000	12,582,020
Series C, Assured Guaranty, 5.00%, 6/01/22	11,675,000	12,435,860
		282,243,757
Oregon 1.7%
Clackamas County School District No. 12 North Clackamas, Series B, 5.00%, 6/15/32	3,725,000	4,471,862
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Pre-Refunded, 7.375%, 1/01/23.	2,000,000	2,121,240
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,472,300
senior lien, Refunding, Series A, 5.00%, 11/15/27	13,000,000	15,397,330
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,133,045
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,130,657
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,781,350
Washington Counties School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	5,843,950
5.00%, 6/15/28	5,000,000	5,820,800
5.00%, 6/15/29	7,500,000	8,681,925
		69,854,459
Pennsylvania 4.9%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/19.	9,000,000	9,437,310
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20.	7,500,000	8,081,325
Allegheny County Sanitary Authority Sewer Revenue, Refunding, AGMC Insured, 4.00%, 12/01/32.	2,250,000	2,409,660
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,441,195
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,669,094
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,175,987
Series A, 5.25%, 12/15/26	5,835,000	6,710,425
Pennsylvania State GO, Second Series, 5.00%, 10/15/26.	13,375,000	15,353,029
Pennsylvania State Higher Educational Facilities Authority Revenue,
The Trustees of the University of Pennsylvania, Refunding, Series A, 4.00%, 8/15/31	3,775,000	4,128,529
[b] University of Pennsylvania Health System, Series A, 4.00%, 8/15/34	5,895,000	6,184,268
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	34,258,556
Series E, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,630,050
Series E, Pre-Refunded, 5.00%, 12/01/25	10,000,000	11,260,100
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/22	6,070,000	6,372,104
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/23	10,000,000	10,230,600

|28

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State University Revenue, Series A, 5.00%, 9/01/30.	$4,000,000	$4,848,160
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/30	2,000,000	2,362,600
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/31	4,030,000	4,749,436
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/29	2,000,000	2,346,980
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	17,810,000	18,854,200
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/22.	2,190,000	2,321,356
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.00%, 4/01/22	7,065,000	7,474,629
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,098,550
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,251,300
Refunding, Series B, 5.00%, 11/01/31	5,750,000	6,837,842
Series A, Pre-Refunded, 5.00%, 1/01/20	1,210,000	1,254,189
Series A, Pre-Refunded, 5.25%, 1/01/21	3,655,000	3,798,166
Series A, Pre-Refunded, 5.25%, 1/01/22	2,330,000	2,421,266
		202,960,906
South Carolina 1.3%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,898,060
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	3,042,978
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,175,300
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,314,811
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,242,384
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	1,959,216
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%,
8/01/22	6,000,000	6,301,320
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25.	12,935,000	14,546,054
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26.	13,440,000	15,087,879
		54,568,002
Tennessee 1.4%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22.	15,805,000	17,871,820
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded,
5.00%, 1/01/26	5,000,000	5,775,250
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,949,382
Refunding, 5.00%, 7/01/27	1,800,000	2,092,788
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,801,194
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/30	4,355,000	5,326,644
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/31	3,710,000	4,519,485
Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/30.	5,245,000	6,415,212
Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/31.	2,000,000	2,436,380
Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/32.	1,500,000	1,819,950
		58,008,105

|29

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas 10.1%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	$4,835,000	$5,512,480
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,556,440
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/29	3,700,000	4,532,056
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,737,050
Board of Regents of the University of Houston System Revenue,
Consolidated, Refunding, Series A, 5.00%, 2/15/27.	4,745,000	5,205,265
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	280,319
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25.	11,370,000	12,804,780
GO, Refunding, Series A, 5.00%, 2/15/26.	12,060,000	13,581,851
Dallas Waterworks and Sewer System Revenue,
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/30	1,500,000	1,816,110
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/31	2,500,000	3,019,600
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/32	1,000,000	1,203,030
Dallas/Fort Worth International Airport Revenue,
Joint Refunding, Series D, 5.25%, 11/01/27	5,000,000	5,876,850
Joint Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,466,996
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27.	5,460,000	6,478,017
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28.	2,500,000	2,950,675
Fort Worth GO,
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%,
3/01/25.	6,000,000	6,746,580
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%,
3/01/26.	6,790,000	7,623,065
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/26	2,000,000	2,375,380
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/27	2,000,000	2,365,480
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,357,040
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	10,738,600
Houston ISD, GO, Harris County, Limited Tax Schoolhouse, Refunding, Series A, PSF Guarantee, 5.00%,
2/15/29	10,000,000	12,006,300
Houston Utility System Revenue,
Combined, first lien, Refunding, Series B, 5.00%, 11/15/29	10,000,000	11,940,000
Combined, first lien, Refunding, Series B, 5.00%, 11/15/34	3,250,000	3,873,188
Combined, first lien, Refunding, Series B, 5.00%, 11/15/35	4,500,000	5,349,960
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	5,899,750
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	22,973,898
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,600,840
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,683,487
North Texas Tollway Authority Revenue,
Special Projects System, Series D, Pre-Refunded, 5.00%, 9/01/24	12,000,000	13,383,120
System, first tier, Refunding, Series A, 5.00%, 1/01/28	6,500,000	7,702,305
System, first tier, Refunding, Series A, 4.00%, 1/01/33	5,000,000	5,357,600
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28.	4,815,000	5,721,809
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29.	7,015,000	8,310,460
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%,
3/01/18	15,000,000	15,120,600
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	6,098,526

|30

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	$27,000,000	$32,584,680
Refunding, 5.00%, 2/01/27	10,415,000	12,633,708
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,763,085
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,562,956
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,326,300
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,159,510
junior lien, Refunding, Series C, 5.00%, 5/15/31	8,855,000	10,612,009
Texas Transportation Commission State Highway Fund Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	23,147,400
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	23,612,800
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	23,599,600
Trinity River Authority Revenue, Refunding, 5.00%, 2/01/28	3,000,000	3,579,630
University of Texas System Revenue, Board of Regents, Permanent University Fund, Series B, 5.00%,
7/01/27	10,000,000	11,812,500
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	7,035,262
Refunding, 5.00%, 2/15/25	13,780,000	15,608,331
		422,287,278
Utah 0.8%
State Board of Regents University of Utah Revenue, Refunding, Series A, 5.00%, 8/01/30	4,400,000	5,359,640
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	9,844,560
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	9,783,000
Utah State Transit Authority Sales Tax Revenue,
sub. bond, Refunding, 4.00%, 12/15/31	4,000,000	4,295,960
Subordinate, Refunding, 4.00%, 12/15/30	5,000,000	5,385,550
		34,668,710
Virginia 4.2%
Norfolk Water Revenue,
Refunding, 5.00%, 11/01/24	6,145,000	6,952,392
Refunding, 5.00%, 11/01/25	6,000,000	6,774,720
Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	11,833,500
Upper Occoquan Sewage Authority Regional Sewerage System Revenue, Refunding, Series B, 4.00%,
7/01/35	9,665,000	10,375,667
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	12,635,000	13,337,127
Refunding, Series B, 5.00%, 8/01/20	13,450,000	14,642,612
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 5.00%, 2/01/25	13,080,000	15,400,784
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25.	7,405,000	8,846,902
Virginia State PBA Public Facilities Revenue, Refunding, Series B, 4.00%, 8/01/29	13,135,000	14,434,446
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/23	8,535,000	9,942,934
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/26	4,335,000	5,150,760
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/27	4,460,000	5,256,645

|31

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/27	$5,825,000	$7,056,638
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	14,399,989
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	31,228,808
		175,633,924
Washington 3.9%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,704,740
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	4,073,335
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,482,488
King County School District No. 403 Renton GO,
Refunding, 5.00%, 12/01/27	3,500,000	4,194,750
Refunding, 5.00%, 12/01/28	4,000,000	4,774,640
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,424,004
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,419,120
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,240,537
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,586,404
Refunding, Series B, 5.00%, 7/01/29	2,600,000	3,039,868
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	6,186,462
Refunding, 5.00%, 5/01/25	5,500,000	6,451,555
Refunding, 5.00%, 5/01/26	2,995,000	3,528,889
Refunding, 5.00%, 5/01/27	3,150,000	3,692,934
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series B, 5.00%, 2/01/19	6,805,000	7,076,519
Improvement and Refunding, Series B, 5.00%, 2/01/20	7,000,000	7,502,810
Improvement and Refunding, Series C, 4.00%, 9/01/34	10,300,000	11,155,106
Seattle Solid Waste System Revenue,
Improvement, Refunding, 4.00%, 6/01/32.	5,360,000	5,817,798
Improvement, Refunding, 4.00%, 6/01/33.	5,580,000	6,034,714
Washington Health Care Facilities Authority Revenue,
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/31	2,250,000	2,573,145
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/32	4,005,000	4,562,336
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	34,892,147
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	15,652,765
Various Purpose, Series D, 5.00%, 2/01/31	5,480,000	6,550,463
Various Purpose, Series D, 5.00%, 2/01/32	10,000,000	11,908,500
		163,526,029
Wisconsin 0.3%
Wisconsin State Transportation Revenue,
Refunding, Series 1, 5.00%, 7/01/24	6,560,000	7,446,978
Series 1, Pre-Refunded, 5.00%, 7/01/24	3,440,000	3,935,979
		11,382,957

|32

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 0.1%
Guam 0.1%
Guam Government Limited Obligation Revenue,
Section 30, Series A, ETM, 5.50%, 12/01/18	$1,540,000	$1,603,047
Section 30, Series A, ETM, 5.50%, 12/01/19	1,025,000	1,103,054
		2,706,101
Total Municipal Bonds before Short Term Investments (Cost $3,944,958,404)		4,095,308,336
Short Term Investments 1.0%
Municipal Bonds 1.0%
Colorado 0.0%†
[c] Denver City and County COP, Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA
JPMorgan Chase Bank, Daily VRDN and Put, 0.92%, 12/01/29	1,400,000	1,400,000
Florida 0.2%
[c] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.96%,
9/01/28	8,900,000	8,900,000
Minnesota 0.1%
[c] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 0.92%,
8/15/25	2,350,000	2,350,000
Missouri 0.0%†
[c] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, The
Washington University, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.87%, 3/01/40	600,000	600,000
New York 0.4%
[c] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4, SPA Bank of Montreal, Daily VRDN and
Put, 0.97%, 6/15/49	11,000,000	11,000,000
[c] New York City Transitional Finance Authority Revenue, Future Tax Secured, Senior, Multi-Modal, Fiscal
2003, Refunding, Subseries A-4, SPA Toronto Dominion Bank, Daily VRDN and Put, 0.95%, 11/01/29	6,400,000	6,400,000
		17,400,000
Pennsylvania 0.3%
[c] Geisinger Authority Revenue, Geisinger Health System, Montour County, Series A, SPA Wells Fargo
Bank, Daily VRDN and Put, 0.92%, 10/01/43	11,000,000	11,000,000
Total Short Term Investments (Cost $41,650,000)		41,650,000
Total Investments (Cost $3,986,608,404) 99.2%		4,136,958,336
Other Assets, less Liabilities 0.8%.		32,230,735
Net Assets 100.0%		$4,169,189,071

See Abbreviations on page 143.

†Rounds to less than 0.1% of net assets.
aThe maturity date shown represents the mandatory put date.
bSecurity purchased on a when-issued basis.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|33

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 89.7%
Alabama 0.6%
[a] East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put, Series A,
Pre-Refunded, 5.25%, 9/01/18	$1,000,000	$1,028,590
[a] Mobile IDBR,
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, 1.625%, 10/02/18	2,500,000	2,492,525
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, Series A, 1.85%, 3/24/20	2,250,000	2,240,888
		5,762,003
Arizona 1.7%
Pinal County Revenue, Pledged Obligations, Refunding, 5.00%, 8/01/18	1,160,000	1,187,794
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River
Project, Refunding, Series A, 5.00%, 1/01/21	14,045,000	15,427,730
Tucson COP, Refunding, AGMC Insured, 3.00%, 7/01/18	1,195,000	1,205,420
		17,820,944
Arkansas 0.5%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/20.	4,930,000	5,053,546
California 7.7%
[a] California Health Facilities Financing Authority Revenue,
St. Joseph Health System, Mandatory Put, Refunding, Series D, 5.00%, 10/15/20	5,000,000	5,442,850
St. Joseph Health System, Mandatory Put, Series C, 5.00%, 10/15/19	3,250,000	3,451,045
[a] California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put, Refunding, Series D,
2.625%, 12/01/23	3,000,000	3,040,800
Coachella Valley USD,
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/18.	1,265,000	1,287,972
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19.	1,330,000	1,383,572
Fremont UHSD Santa Clara County GO,
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/31	3,235,000	1,538,534
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/32	3,930,000	1,728,493
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/33	1,020,000	415,048
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/34	1,520,000	570,623
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/35	3,245,000	1,124,977
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/36	4,705,000	1,508,611
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/37	11,005,000	3,265,514
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/38	11,665,000	3,195,627
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/39	12,290,000	3,105,314
Hacienda La Puente USD,
GO, Los Angeles County, Election of 2016, Series A, 2.00%, 8/01/18	3,720,000	3,740,906
GO, Los Angeles County, Election of 2016, Series A, 3.00%, 8/01/19	3,210,000	3,290,667
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, 5.00%,
12/01/18	20,000,000	20,682,400
Montebello USD, GO, Election of 2016, Series A, 3.00%, 8/01/18.	2,000,000	2,022,860
Mount San Antonio Community College District GO, BAN, zero cpn., 4/01/22.	10,000,000	9,250,300
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18	1,000,000	1,018,570
Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20	5,000,000	4,746,900
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC
Insured, zero cpn., 6/01/18	810,000	805,367
[a] Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put,
Refunding, Series A, 1.50%, 10/01/20	3,250,000	3,233,003
		79,849,953

Quarterly Statement of Investments | See Notes to Statements of Investments. | 34

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado 3.6%
Colorado Springs Utilities System Revenue, Refunding, Series A-3, 5.00%, 11/15/22	$8,700,000	$9,994,212
Colorado State HFA, MFHR, Loan Program, Pass Through, Crisman Apartments Project, Series II, FHA
Insured, 0.90%, 3/01/19	2,000,000	1,984,460
Dawson Ridge Metropolitan District No. 1 GO, Series A, ETM, zero cpn., 10/01/22	23,955,000	21,720,238
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding, 5.00%, 12/15/18 .	2,800,000	2,907,464
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,133,721
		37,740,095
Connecticut 5.2%
[a] Connecticut State Health and Educational Facilities Authority Revenue,
Yale University Issue, Mandatory Put, Refunding, Series A, 1.375%, 7/11/18.	14,500,000	14,500,435
Yale University Issue, Mandatory Put, Refunding, Series A-1, 1.00%, 7/01/19	6,000,000	5,932,200
Yale University Issue, Mandatory Put, Series A, 1.30%, 2/03/20	10,000,000	9,925,800
Yale University Issue, Mandatory Put, Series A-3, 0.875%, 2/08/18	23,070,000	23,050,852
		53,409,287
Florida 2.3%
Florida State Board of Education Lottery Revenue, Series A, Pre-Refunded, 5.00%, 7/01/19	4,550,000	4,692,870
Florida State Department of General Services Division Facilities Management Revenue, Facilities Pool,
Refunding, Series A, 5.00%, 9/01/21	7,710,000	8,616,465
Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding,
Series A, 5.00%, 10/01/25	1,000,000	1,197,860
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19	2,385,000	2,526,669
[a] Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project,
Mandatory Put, 1.75%, 11/01/19.	2,000,000	2,001,860
Orlando-Orange County Expressway Authority Revenue, Refunding, AGMC Insured, 5.00%, 7/01/24	4,000,000	4,535,200
		23,570,924
Georgia 2.4%
Clarke County School District GO,
Sales Tax, 3.00%, 9/01/18	2,650,000	2,683,894
Sales Tax, 5.00%, 9/01/19	2,750,000	2,911,370
[a] Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put,
Series A, 1.875%, 10/01/19	2,500,000	2,505,125
Georgia State Municipal Gas Authority Revenue, Gas Portfolio IV Project, Refunding, Series A, 5.00%,
10/01/19	9,500,000	10,051,950
[a] Monroe County Development Authority PCR,
Georgia Power Co. Plant Scherer Project, First Series, Mandatory Put, Refunding, 2.05%, 11/19/21 .	3,250,000	3,245,060
Gulf Power Co. Plant Scherer Project, First Series, Mandatory Put, 1.40%, 9/19/19	3,750,000	3,712,537
		25,109,936
Hawaii 0.6%
Hawaii State Highway Revenue,
Series A, 3.00%, 1/01/18.	3,380,000	3,384,597
Series A, 3.00%, 1/01/19.	3,275,000	3,329,627
		6,714,224
Idaho 0.5%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,508,460
Idaho State GO, TAN, 4.00%, 6/29/18	4,000,000	4,062,640
		5,571,100

|35

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois 2.7%
Homer Glen Village GO, Will and Cook Counties, Series A, 4.00%, 12/01/18	$1,000,000	$1,024,720
[a] Illinois State Educational Facilities Authority Revenue, Adjustable Rate, University of Chicago, Mandatory
Put, 1.65%, 2/01/19.	10,000,000	9,998,800
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series B-1, 5.00%,
12/01/17	10,000,000	10,000,000
Mount Vernon GO,
Jefferson County, AGMC Insured, 3.00%, 12/15/17	1,430,000	1,430,672
Jefferson County, AGMC Insured, 3.00%, 12/15/18	1,475,000	1,494,957
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
Community Unit School District No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,480,907
		28,430,056
Kansas 0.8%
Dodge City GO, Temporary Notes, Series 1, 1.50%, 10/01/19	2,750,000	2,729,183
[b] Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN,
1.232%, (1-month USD LIBOR + 0.40%), 9/01/19	5,700,000	5,684,553
		8,413,736
Kentucky 0.9%
[a] Louisville/Jefferson County Metro Government Environmental Facilities Revenue, Louisville Gas and
Electric Co. Project, Series A, Mandatory Put, 1.25%, 6/03/19	2,000,000	1,979,140
[a] Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Series A,
Mandatory Put, 2.20%, 8/01/19.	7,000,000	7,026,040
		9,005,180
Maryland 5.2%
Baltimore County Metropolitan District GO, BAN, 3.00%, 3/16/18	15,000,000	15,077,400
[a,b] Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put, Series A,
Weekly FRN, 2.22%, (MUNIPSA + 1.25%), 7/01/18.	6,000,000	6,000,480
Maryland CDA Department of Housing and Community Development Housing Revenue, FHA Risk-
Sharing Insured Pass-Through, Series A, FHA Insured, 1.35%, 6/01/19	3,860,000	3,837,187
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%,
5/01/19	7,500,000	7,862,175
Maryland State GO,
State and Local Facilities Loan of 2013, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	8,386,080
State and Local Facilities Loan of 2013, Second Series A, Pre-Refunded, 5.00%, 8/01/23	11,355,000	12,682,627
		53,845,949
Massachusetts 2.5%
Massachusetts Development Finance Agency Revenue,
Boston University Issue, Refunding, Series Z-1, 1.50%, 8/01/19.	7,000,000	6,982,850
[a] Williams College Issue, Mandatory Put, Series N, 1.45%, 7/01/21	3,000,000	2,976,150
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/19	11,370,000	11,959,193
[a] Massachusetts State Health and Educational Facilities Authority Revenue, Amherst College Issue,
Mandatory Put, Series H, 0.80%, 12/01/17.	4,000,000	4,000,000
		25,918,193
Michigan 1.0%
Michigan Finance Authority Revenue, Unemployment Obligation Assessment, Refunding, Series B,
5.00%, 7/01/20	10,000,000	10,533,000

|36

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota 3.4%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program,
Capital Appreciation, Series A, zero cpn., 2/01/19	$650,000	$636,253
Duluth ISD No. 709 COP,
Refunding, Series A, 3.00%, 2/01/18	1,520,000	1,523,754
Refunding, Series A, 3.00%, 2/01/19	2,125,000	2,155,791
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,436,462
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, Pre-Refunded, 6.75%,
11/15/32	6,440,000	6,768,633
Minnesota State GO,
State Trunk Highway, Refunding, Series E, 4.00%, 10/01/20	3,835,000	4,083,776
Various Purpose, Series A, 5.00%, 8/01/22	9,175,000	10,494,273
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 5.00%,
3/01/19	210,000	219,003
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/21	5,000,000	5,473,350
		34,791,295
Mississippi 0.5%
[a] Mississippi Business Finance Corp. Solid Waste Disposal Revenue, Waste Management Inc. Project,
Mandatory Put, 1.35%, 9/01/20.	5,000,000	4,969,250
Missouri 0.9%
Platte County School District Park Hill GO, Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/18 .	9,245,000	9,284,938
Nevada 3.8%
Clark County School District GO,
Building, Series C, Pre-Refunded, 5.00%, 6/15/23	9,920,000	9,932,400
Refunding, Series D, 5.00%, 6/15/20	20,000,000	21,643,400
Nevada State GO, Capital Improvement and Cultural Affairs, Series C, Pre-Refunded, 5.00%, 6/01/20	7,115,000	7,246,058
		38,821,858
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,665,880
New Jersey 2.9%
[a] Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
Management Inc. Project, Mandatory Put, Refunding, Series A, 2.125%, 12/01/17	3,000,000	3,000,000
Jersey City GO,
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/18	2,000,000	2,033,000
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/19	1,330,000	1,378,013
New Jersey State GO,
5.00%, 6/01/18	5,990,000	6,099,737
Refunding, Series Q, 5.00%, 8/15/18	15,885,000	16,294,674
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,187,516
		29,992,940
New Mexico 2.1%
[a] Farmington PCR, Southern California Edison Co. Four Corners Project, Mandatory Put, Refunding,
Series A, 1.875%, 4/01/20	9,000,000	8,984,610
New Mexico State Severance Tax Revenue, Series A, Pre-Refunded, 4.00%, 7/01/20.	11,640,000	11,816,695
Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured, 3.50%,
4/01/19	1,000,000	1,021,220
		21,822,525

|37

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York 9.2%
[a] Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development
Corp. Project, Refunding, Subseries C, Mandatory Put, 2.00%, 11/01/21	$4,750,000	$4,665,545
Freeport GO, Nassau County, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	1,992,403
New York City GO,
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20	7,000,000	7,593,950
Fiscal 2017, Series B, Subseries B-1, 4.00%, 12/01/18	10,000,000	10,267,200
Fiscal 2018, Refunding, Series A, 4.00%, 8/01/18	8,015,000	8,159,511
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 1, 5.00%, 1/15/19	4,000,000	4,015,720
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	10,800,000	11,049,156
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 4.00%, 2/15/18	2,200,000	2,212,100
Secondarily Insured, New York University Credit, Series A, BHAC Insured, Pre-Refunded, 5.25%,
7/01/48	7,490,000	7,662,794
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding,
Series A, 5.00%, 12/15/19	6,095,000	6,507,388
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,133,311
New York State HFAR, Affordable Housing, Climate Bond Certified/Green Bonds, Series K, GNMA
Insured, 1.50%, 5/01/21	10,000,000	9,838,700
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%,
5/01/19	15,000,000	15,694,350
Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	4,975,918
		95,768,046
North Carolina 2.5%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,508,175
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, Assured Guaranty,
Pre-Refunded, 5.25%, 1/01/19	2,350,000	2,357,120
North Carolina State GO, Refunding, Series C, 4.00%, 5/01/22	14,655,000	16,067,449
		25,932,744
Ohio 2.5%
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,
5.00%, 2/15/20	7,000,000	7,488,110
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19.	3,000,000	3,196,710
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/19.	7,870,000	8,136,006
[a] Franklin County Hospital Revenue, Facilities, OhioHealth Corp., Mandatory Put, Refunding, Series B,
4.00%, 11/01/18	3,995,000	4,087,884
Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,061,920
Ohio State Higher Educational Facility Commission Revenue,
Case Western Reserve University Project, ETM, 4.00%, 12/01/17	1,875,000	1,875,000
Case Western Reserve University Project, Refunding, 4.00%, 12/01/17	350,000	350,000
		26,195,630
Oklahoma 1.0%
Tulsa County ISD No.4 BIXBY GO, Combined Purpose, 2.00%, 5/01/18	10,150,000	10,182,074
Oregon 2.0%
Multnomah County School District No. 1J GO, Portland Public Schools, Series B, 5.00%, 6/15/20	10,000,000	10,839,900
Oregon State GO, Full Faith and Credit, Series A, TAN, 5.00%, 9/28/18	10,000,000	10,300,300
		21,140,200

|38

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania 2.7%
Lancaster Area Sewer Authority Revenue, BAM Insured, 5.00%, 4/01/18	$3,500,000	$3,542,805
[a] Lehigh County IDA, PCR, PPL Electric Utilities Corp. Project, Refunding, Series A, Mandatory Put,
1.80%, 9/01/22	10,000,000	9,807,400
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	10,000,000	10,652,000
Reading School District GO, Refunding, Series A, 5.00%, 4/01/18	4,035,000	4,080,515
		28,082,720
Rhode Island 0.6%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan,
Refunding, Series A, 5.00%, 8/01/18	6,290,000	6,442,784
Texas 8.5%
Austin GO, Travis Williamson and Hays Counties, Refunding, 4.00%, 9/01/18	1,500,000	1,529,775
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding,
5.00%, 11/15/20	5,000,000	5,469,300
Camino Real Regional Mobility Authority Pass-Through Toll Transport Revenue, State SPUR 601, 5.25%,
8/15/18	9,485,000	9,558,319
Clifton Higher Education Finance Corp. Revenue,
Education, IDEA Public Schools, Refunding, PSF Guarantee, 3.00%, 8/15/20	2,400,000	2,475,456
Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/21	2,000,000	2,148,480
Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/22	3,200,000	3,484,000
Comal ISD,
GO, School Building, PSF Guarantee, 5.00%, 2/01/21	2,280,000	2,513,335
GO, School Building, PSF Guarantee, 5.00%, 2/01/22	2,250,000	2,541,038
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, Pre-Refunded, 5.25%, 12/01/48	5,190,000	5,390,801
Lewisville ISD, GO, School Building, PSF Guarantee, 3.00%, 8/15/20	5,070,000	5,238,882
[c] Northside ISD,
GO, Refunding, PSF Guarantee, 2.00%, 8/15/19	3,925,000	3,950,473
GO, Refunding, PSF Guarantee, 4.00%, 8/15/20	5,940,000	6,306,676
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health, Refunding,
Series A, Assured Guaranty, 5.75%, 7/01/18	370,000	379,050
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,152,798
Texas State Revenue, TRAN, 4.00%, 8/30/18.	10,000,000	10,199,600
Texas Transportation Commission State Highway Fund Revenue,
[a] first tier, Mandatory Put, Refunding, Series B, 4.00%, 10/01/21	3,000,000	3,234,750
first tier, Refunding, Series A, 5.00%, 4/01/19	5,000,000	5,225,250
University of Texas System Revenue,
Board of Regents, Financing System, Series J, 5.00%, 8/15/21	4,000,000	4,469,440
Financing System, Refunding, Series A, 5.00%, 8/15/22	6,315,000	7,221,139
		87,488,562
Utah 0.8%
Jordan School District GO, Utah School Bond Guaranty Program, Refunding, 5.00%, 6/15/18	8,000,000	8,159,440
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,419,530
Washington 5.0%
Everett School District No. 2 GO, Snohomish County, Unlimited Tax, Refunding, 4.00%, 12/01/17	2,400,000	2,400,000
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,318,282
King County School District No. 414 Lake Washington GO,
Refunding, 4.00%, 12/01/17	3,250,000	3,250,000
Refunding, 4.00%, 12/01/18	2,705,000	2,774,032
Refunding, 5.00%, 12/01/19	9,045,000	9,641,789

|39

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
Snohomish County School District No. 15 Edmonds GO,
4.00%, 12/01/19.	$5,245,000	$5,483,385
5.00%, 12/01/20.	4,630,000	5,073,832
5.00%, 12/01/21.	5,020,000	5,628,123
[c] Snoqualmie Valley School District No. 410 GO,
King County, Improvement and Refunding, 4.00%, 12/01/18	2,740,000	2,809,870
King County, Improvement and Refunding, 4.00%, 12/01/19	3,815,000	3,991,520
King County, Improvement and Refunding, 5.00%, 12/01/20	4,880,000	5,347,992
King County, Improvement and Refunding, 5.00%, 12/01/21	2,455,000	2,756,670
		51,475,495
Wisconsin 0.8%
Fond Du Lac GO,
Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/20	700,000	703,801
Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	1,000,000	1,000,810
Muskego GO, Promissory Notes, Series A, 2.25%, 9/01/18	1,500,000	1,501,005
Wisconsin State GO, Refunding, Series 4, 5.00%, 5/01/19.	5,000,000	5,240,050
		8,445,666
Wyoming 1.9%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17.	5,160,000	5,165,676
4.00%, 6/15/18	4,330,000	4,337,967
2.125%, 12/15/18	565,000	565,266
5.00%, 12/15/18.	8,645,000	8,667,564
ETM, 5.00%, 12/15/17	210,000	210,258
Pre-Refunded, 4.00%, 6/15/18	180,000	180,167
Pre-Refunded, 2.125%, 12/15/18	15,000	15,005
Pre-Refunded, 5.00%, 12/15/18	355,000	355,437
		19,497,340
Total Municipal Bonds before Short Term Investments (Cost $933,021,047)		929,327,043

Short Term Investments 12.4%
Municipal Bonds 12.4%
Florida 2.7%
[d] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.96%,
9/01/28	23,300,000	23,300,000
Tallahassee Consolidated Utility Systems Revenue, Refunding, 5.00%, 10/01/18	4,680,000	4,822,740
		28,122,740
Hawaii 0.2%
Honolulu City and County GO, Series B, 4.00%, 10/01/18	1,920,000	1,963,334
Minnesota 2.8%
[d] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue,
Children’s Hospitals and Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily
VRDN and Put, 0.92%, 8/15/25	450,000	450,000
Children’s Hospitals and Clinics of Minnesota, Tranche II, Series A, AGMC Insured, SPA US Bank
National Association, Daily VRDN and Put, 0.93%, 8/15/37	16,850,000	16,850,000
[d] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series B-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.92%, 11/15/35	5,200,000	5,200,000
Minnesota Higher Education Facilities Authority Revenue, Macalester College, Refunding, 5.00%,
3/01/18	550,000	555,000

|40

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Minnesota (continued)
[d] Minnesota State Higher Education Facilities Authority Revenue, St. Paul Concordia University, Series
Six-Q, LOC US Bank National Association, Daily VRDN and Put, 0.96%, 4/01/37	$5,835,000	$5,835,000
		28,890,000
Missouri 1.0%
St. Louis General Fund Revenue, TRAN, 3.00%, 6/01/18	10,000,000	10,083,200
New York 2.9%
[d] New York City GO,
Fiscal 2006, Series I, Subseries I-8, SPA State Street Bank & Trust Co., Daily VRDN and Put,
0.97%, 4/01/36	8,600,000	8,600,000
Fiscal 2008, Series J, Subseries J-5, Refunding, SPA Bank of America, Daily VRDN and Put, 0.96%,
8/01/28	4,000,000	4,000,000
[d] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put,
0.95%, 6/15/38	11,300,000	11,300,000
[d] New York City Transitional Finance Authority Revenue, Future Tax Secured, Senior, Multi-Modal, Fiscal
2003, Refunding, Subseries A-4, SPA Toronto Dominion Bank, Daily VRDN and Put, 0.95%, 11/01/29	5,700,000	5,700,000
		29,600,000
Ohio 0.6%
[d] Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B,
SPA Wells Fargo Bank, Daily VRDN and Put, 0.92%, 1/01/39	6,700,000	6,700,000
Pennsylvania 1.5%
[d] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.01%, 12/01/28	7,460,000	7,460,000
[d] Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series A-2, Weekly VRDN and Put, 1.67%, (MUNIPSA + 0.70%), 12/01/19.	3,000,000	3,020,220
Refunding, Series B, Weekly VRDN and Put, 2.12%, (MUNIPSA + 1.15%), 12/01/19	5,000,000	5,066,850
		15,547,070
Texas 0.1%
Clifton Higher Education Finance Corp. Revenue, Education, IDEA Public Schools, Refunding, PSF
Guarantee, 1.50%, 8/15/18	1,360,000	1,361,782
Wisconsin 0.6%
[c] Muskego Revenue, Waukesha County, Note Anticipation Notes, Series A, 2.50%, 9/01/18.	5,750,000	5,792,435
Total Short Term Investments (Cost $128,000,816)		128,060,561
Total Investments (Cost $1,061,021,863) 102.1%		1,057,387,604
Other Assets, less Liabilities (2.1)%		(21,883,256)
Net Assets 100.0%		$1,035,504,348

See Abbreviations on page 143.

aThe maturity date shown represents the mandatory put date.
bThe coupon rate shown represents the rate at period end.
cSecurity purchased on a when-issued basis.
dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|41

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Florida Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 100.1%
Florida 98.2%
Alachua County Health Facilities Authority Health Facilities Revenue,
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.50%, 12/01/19	$1,215,000	$1,276,929
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.75%, 12/01/22	1,000,000	1,053,420
Shands Healthcare Project, Series D-2, Pre-Refunded, 6.75%, 12/01/30	5,000,000	5,267,100
Brevard County Health Facilities Authority Health Facilities Revenue,
Health First Inc. Project, Refunding, 5.00%, 4/01/39.	5,000,000	5,494,400
Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,140,700
Broward County Airport System Revenue, 5.00%, 10/01/47	4,000,000	4,613,640
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	2,200,000	2,270,862
Central Expressway Authority Revenue, senior lien, Refunding, Series B, 4.00%, 7/01/40	5,825,000	6,127,259
Citizens Property Insurance Corp. Revenue, Personal Lines Account/Commercial Lines Account, senior
secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,643,600
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,121,420
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39.	2,000,000	2,143,360
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,025,165
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39.	5,000,000	5,613,900
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/35	10,000,000	10,570,200
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	7,836,938
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	12,023,770
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune-Cookman University Inc. Project, Refunding, 5.375%, 7/01/32	3,500,000	3,719,625
Nova Southeastern University Project, 6.375%, 4/01/31	2,750,000	3,081,320
Rollins College Project, 5.00%, 12/01/37	10,000,000	10,743,200
The University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,208,520
Florida State Board of Education GO,
Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/35	5,340,000	5,812,857
Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	18,253,950
Public Education Capital Outlay, Refunding, Series F, 4.00%, 6/01/37	8,000,000	8,639,360
Public Education Capital Outlay, Series A, Pre-Refunded, 5.50%, 6/01/38	10,000,000	10,300,500
Public Education Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	7,837,237
Florida State GO, Department of Transportation, Right-of Way Acquisition and Bridge Construction,
Refunding, Series B, 5.00%, 7/01/26	8,000,000	9,092,960
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, Pre-Refunded, 5.25%,
10/01/40	5,000,000	5,652,550
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,134,534
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,559,900
Series A, ETM, 6.875%, 10/01/22	6,000,000	6,786,900
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	3,750,000	4,179,563
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	950,000	975,232
All-Requirements Power Supply Project, Series A, Pre-Refunded, 5.00%, 10/01/31	5,050,000	5,204,429
All-Requirements Power Supply Project, Series A, Pre-Refunded, 6.25%, 10/01/31	2,000,000	2,169,200
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,067,790
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,548,645
Fort Pierce Utilities Authority Revenue,
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,890,232
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,352,428
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,726,585

Quarterly Statement of Investments | See Notes to Statements of Investments. | 42

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Fort Pierce Utilities Authority Revenue, (continued)
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	$3,060,000	$2,617,432
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	2,118,912
Greater Orlando Aviation Authority Airport Facilities Revenue,
Priority Subordinated, Series A, 5.00%, 10/01/47.	5,000,000	5,757,950
Series A, 5.00%, 10/01/39	5,000,000	5,395,550
Series C, Pre-Refunded, 5.00%, 10/01/39.	4,250,000	4,510,355
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,637,643
Daytona Beach, Refunding and Improvement, 5.00%, 6/01/36	2,500,000	2,775,350
Daytona Beach, Series B-1, AGMC Insured, Pre-Refunded, 5.50%, 6/01/38	10,000,000	10,198,700
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
12/20/18	230,000	230,619
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Customer Facility Charge, Series A, 5.00%, 10/01/44	5,000,000	5,609,550
Tampa International Airport, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/38	6,725,000	6,927,826
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,619,405
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,231,660
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	13,620,651
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,303,049
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn.,
10/01/26	1,500,000	1,228,005
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,561,625
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	3,430,125
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A,
AGMC Insured, 5.00%, 2/01/40	5,000,000	5,681,700
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,506,200
Miami Beach Water and Sewer Revenue,
AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,016,450
[a] Refunding, 5.00%, 9/01/47	10,000,000	11,528,300
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.125%,
7/01/46	2,250,000	2,398,005
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,186,680
Miami Special Obligation Revenue,
Parking, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,379,650
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	15,594,750
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,326,800
Miami International Airport, Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,202,525
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37.	10,000,000	11,377,700
Miami International Airport, Refunding, Series B, 5.00%, 10/01/40.	5,000,000	5,748,850
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	20,049,175
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%, 7/01/33 .	5,000,000	5,128,750
Miami-Dade County Health Facilities Authority Hospital Revenue,
Miami Children’s Hospital Project, Series A, 6.125%, 8/01/42	1,055,000	1,157,514
Miami Children’s Hospital Project, Series A, Pre-Refunded, 6.125%, 8/01/42	2,945,000	3,276,519
Nicklaus Children’s Hospital Project, Refunding, 5.00%, 8/01/42	3,000,000	3,411,270
Nicklaus Children’s Hospital Project, Refunding, 4.00%, 8/01/47	3,500,000	3,584,070
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
Pre-Refunded, 5.375%, 2/01/34	5,000,000	5,220,950

|43

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Miami-Dade County School District GO, School, 5.00%, 3/15/43	$2,465,000	$2,735,780
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,773,200
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	15,000,000	16,686,900
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, 5.00%, 10/01/39	10,000,000	10,771,100
Refunding, Series A, 5.00%, 10/01/42	10,000,000	11,086,100
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43.	5,000,000	5,509,450
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	11,025,900
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	5,500,000	6,189,095
Hospital, Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	2,995,000	3,093,296
Hospital, Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	2,005,000	2,074,413
Hospital, Orlando Regional Healthcare System, Series C, Pre-Refunded, 5.25%, 10/01/35.	4,000,000	4,128,840
Presbyterian Retirement Communities Project, 5.00%, 8/01/41	5,000,000	5,521,400
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	10,000,000	10,640,600
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35	8,330,000	9,324,435
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18.	90,000	93,254
Series A, 5.00%, 7/01/40	3,145,000	3,368,326
Series A, Pre-Refunded, 5.00%, 7/01/40	1,855,000	2,012,490
Series C, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,329,040
Series C, Pre-Refunded, 5.00%, 7/01/40	2,755,000	2,981,626
Palm Beach County Health Facilities Authority Revenue, Lifespace Communities Inc., Refunding, Series B,
5.00%, 5/15/47	5,000,000	5,559,750
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/25	5,000,000	5,171,250
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,285,850
Panama City Beach Utility Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	3,000,000	3,151,560
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	1,775,000	1,826,404
Refunding, Assured Guaranty, 5.25%, 9/01/35.	225,000	231,347
Sarasota County Health Facilities Authority Revenue, Retirement Facility, Village of Isle Project, Refunding
and Improvement, 5.00%, 1/01/32	1,100,000	1,212,497
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre-Refunded,
5.00%, 5/01/36	7,000,000	7,105,910
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34.	5,000,000	5,340,900
St. Petersburg Public Utilities Revenue, Series A, Pre-Refunded, 5.00%, 10/01/36	3,180,000	3,374,807
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,125,506
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,548,195
Tamarac Utility System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	1,585,000	1,682,097
Tampa Bay Water Regional Water Supply Authority Utility System Revenue,
5.00%, 10/01/38	10,000,000	11,381,900
Pre-Refunded, 5.00%, 10/01/34.	8,000,000	8,241,280
Pre-Refunded, 5.00%, 10/01/38.	14,340,000	14,772,494
Refunding, Series A, 5.00%, 10/01/37	7,500,000	8,788,350
Tampa Hospital Revenue, H. Lee Moffitt Cancer Project, Refunding, Series B, 5.00%, 7/01/37	5,000,000	5,614,300
Tampa Health System Revenue, Baycare, Series A, 4.00%, 11/15/46	5,000,000	5,133,600
Tampa Sports Authority Revenue,
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	1,090,000	1,151,890
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,198,345
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	5,000,000	5,763,800

|44

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
University of North Florida FICO Revenue, Capital Improvement, Housing Project, Refunding, AGMC
Insured, 5.00%, 11/01/35.	$5,000,000	$5,726,050
Volusia County Educational Facility Authority Revenue,
Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/42	1,500,000	1,735,035
Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/47	3,500,000	4,029,165
		661,207,972

U.S. Territories 1.9%
Puerto Rico 1.9%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	3,375,000
Series XX, 5.25%, 7/01/40	10,000,000	3,375,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26.	5,900,000	5,078,425
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series C, 5.50%, 8/01/40	5,000,000	500,000
		12,328,425
Total Municipal Bonds before Short Term Investments (Cost $650,222,330)		673,536,397

Short Term Investments (Cost $1,400,000) 0.2%
Municipal Bonds 0.2%
Florida 0.2%
[c] Broward County Educational Facilities Authority Revenue, Nova Southeastern University, Series A, LOC
Bank of America, Daily VRDN and Put, 0.96%, 4/01/38	1,400,000	1,400,000
Total Investments (Cost $651,622,330) 100.3%		674,936,397
Other Assets, less Liabilities (0.3)%.		(1,819,556)
Net Assets 100.0%.		$673,116,841

See Abbreviations on page 143.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|45

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Georgia Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 100.3%
Georgia 99.9%
Athens Housing Authority Revenue,
Refunding, 5.00%, 6/15/36	$2,390,000	$2,757,941
Refunding, 4.00%, 6/15/40	5,000,000	5,259,100
Athens-Clarke County Unified Government Development Authority Revenue,
UGAREF Central Precinct LLC Project, Refunding, 4.00%, 6/15/32.	2,180,000	2,346,399
UGAREF Central Precinct LLC Project, Refunding, 5.00%, 6/15/33.	1,000,000	1,172,530
Athens-Clarke County Unified Government Water and Sewerage Revenue,
Pre-Refunded, 5.625%, 1/01/33	10,000,000	10,431,500
Pre-Refunded, 5.50%, 1/01/38	5,000,000	5,209,150
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,217,920
Refunding, Series C, 6.00%, 1/01/30	6,000,000	6,763,920
Series A, 5.00%, 1/01/40	9,000,000	9,523,350
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,646,761
General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,760,770
Atlanta and Fulton County Recreation Authority Revenue,
Park Improvement, Refunding, Series A, 5.00%, 12/01/35	3,530,000	4,100,236
Zoo Atlanta Parking Facility Project, 5.00%, 12/01/35	1,540,000	1,832,030
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40	7,750,000	9,032,005
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,487,380
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,814,946
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,340,440
Atlanta GO, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/23	2,000,000	2,143,360
Atlanta Tax Allocation,
Atlantic Station Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,002,710
Beltline Project, Refunding, Series B, 5.00%, 1/01/31	1,780,000	2,056,363
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	11,534,700
Series A, AGMC Insured, 5.50%, 11/01/27.	5,000,000	6,167,550
Series A, Pre-Refunded, 6.00%, 11/01/28	5,055,000	5,473,301
[a,b] Baldwin County Hospital Authority Revenue,
Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	25
Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	20
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC
Insured, 5.00%, 6/15/36	4,155,000	4,508,300
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project,
AGMC Insured, 5.00%, 7/01/40	5,000,000	5,503,000
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real
Estate Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,563,735
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC
Insured, 5.00%, 6/01/33	2,045,000	2,178,988
[c] Buford GO, Refunding, Series C, 4.00%, 1/01/43	6,730,000	7,058,828
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,231,812
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33	5,000,000	5,014,750
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23.	5,000,000	5,032,400
Carroll City-County Hospital Authority Revenue,
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	2,000,000	2,265,240
Anticipation Certificates, Tanner Medical Center Inc. Project, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	5,000,000	5,105,900
Anticipation Certificates, Tanner Medical Center Inc. Project, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,424,500

Quarterly Statement of Investments | See Notes to Statements of Investments. | 46

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Carroll City-County Hospital Authority Revenue, (continued)
Anticipation Certificates, Tanner Medical Center Inc. Project, Refunding, Series B, 4.00%, 7/01/34	$1,535,000	$1,619,348
Anticipation Certificates, Tanner Medical Center Inc. Project, Refunding, Series B, 4.00%, 7/01/36	1,445,000	1,515,574
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation
Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	3,140,000	3,596,901
Cherokee County School System GO, 5.00%, 2/01/33	3,000,000	3,497,250
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 8/01/35.	3,000,000	3,072,480
NATL Insured, 6.90%, 8/01/18	10,000	10,042
City of Gainesville Water and Sewerage Revenue, Refunding, 5.00%, 11/15/28	3,640,000	4,260,001
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Pre-Refunded, 5.00%,
1/01/32	2,000,000	2,262,140
Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project,
Refunding, 5.00%, 7/01/33	5,000,000	5,585,300
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,261,330
Clayton County Hospital Authority Revenue,
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%,
8/01/30	2,000,000	2,166,980
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%,
8/01/35	1,000,000	1,089,950
Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,442,425
[c] Cobb County Development Authority Revenue, Georgia Tech Cobb Research Campus, Series A, 4.00%,
6/01/42	1,600,000	1,686,576
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate
Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,240,060
Cobb County Development Authority Student Recreation and Activities Center Revenue,
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,777,600
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,767,250
Columbus Water and Sewerage Revenue, Series A, 5.00%, 5/01/33	1,030,000	1,186,189
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,401,300
Dahlonega Water and Wastewater Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 9/01/30.	1,750,000	1,800,680
Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37.	5,000,000	5,154,000
Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,919,381
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35.	10,655,000	12,540,083
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,705,171
DeKalb Newton and Gwinnett County Joint Development Authority Revenue,
GGC Student Center LLC Project, Pre-Refunded, 5.50%, 7/01/34.	3,000,000	3,182,670
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,505,300
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta Inc.
Project, Refunding, 5.25%, 11/15/39	5,000,000	5,358,850
Fairburn GO, AGMC Insured, Pre-Refunded, 5.75%, 12/01/31	2,000,000	2,309,640
Floyd County Hospital Authority Revenue, Anticipation Certificates, Floyd Medical Center Project,
Refunding, Series A, 4.00%, 7/01/43	7,735,000	7,961,636
Forsyth County School District GO, 5.00%, 2/01/28	1,500,000	1,742,490
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health
System Inc. Project, Series A, 5.00%, 4/01/47	1,000,000	1,128,780
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37.	3,075,000	3,329,948
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,171,280
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,740,730
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,611,850
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,233,120

|47

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Fulton County Development Authority Revenue, (continued)
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	$5,000,000	$5,008,600
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/44.	10,000,000	11,181,000
Piedmont Healthcare Inc. Project, Series A, Pre-Refunded, 5.25%, 6/15/37	5,000,000	5,277,950
Fulton County GO, Library Bond, 4.00%, 7/01/40	5,000,000	5,370,250
Fulton County Residential Care Facilities Elderly Authority Retirement Facility Revenue, Lenbrook Square
Foundation Inc. Project, Refunding, 5.00%, 7/01/42	5,500,000	6,026,790
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.375%,
2/15/40	1,245,000	1,338,188
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%,
2/15/42	7,000,000	7,890,890
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Series A, Pre-Refunded,
5.375%, 2/15/40	3,755,000	4,057,202
Georgia Municipal Electric Authority Revenue,
Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%, 7/01/60	3,000,000	3,413,250
Power, Series GG, 5.00%, 1/01/39	7,000,000	7,702,800
Power, Series W, 6.60%, 1/01/18.	55,000	55,216
Project One, Subordinated, Refunding, Series D, 5.50%, 1/01/26	1,390,000	1,422,999
Project One, Subordinated, Series D, Pre-Refunded, 5.50%, 1/01/26	3,610,000	3,695,701
Georgia State GO,
Series A-2, 4.00%, 2/01/36	10,000,000	11,142,800
Series B, Pre-Refunded, 5.00%, 7/01/28	3,225,000	3,294,241
Georgia State HFAR, SFM, Series A, 3.80%, 12/01/37.	5,000,000	5,085,100
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38.	3,000,000	3,068,700
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.00%, 6/15/34	5,000,000	5,124,351
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25.	2,500,000	2,818,700
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26.	2,500,000	2,817,475
Glynn-Brunswick Memorial Hospital Authority Revenue,
Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	530,000	542,572
Anticipation Certificates, Southeast Georgia Health System Project, Series A, Pre-Refunded, 5.625%,
8/01/34	4,470,000	4,593,238
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%, 1/01/24	2,525,000	2,865,294
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,404,880
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,373,840
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,212,560
Gwinnett County School District GO, Refunding, 5.00%, 2/01/35	3,000,000	3,526,560
Henry County School District GO, 4.00%, 8/01/33	9,180,000	9,947,999
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	2,610,000	2,856,306
LaGrange-Troup County Hospital Authority Revenue, Anticipation Certificates, Series A, Pre-Refunded,
5.50%, 7/01/38	4,000,000	4,096,120
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,600,194
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	2,200,000	2,313,190
Macon Water Authority Revenue, Water and Sewer, 4.00%, 10/01/35	2,810,000	3,170,354
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central
Georgia Inc. Project, 5.00%, 8/01/35	5,000,000	5,237,700
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,977,550

|48

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
Pre-Refunded, 6.375%, 8/01/29	$4,000,000	$4,131,200
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	5,000,000	5,349,100
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Series B, 5.00%,
7/01/45	5,000,000	5,775,550
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,776,745
Pierce County School District GO, 4.00%, 1/01/43.	3,725,000	3,943,769
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	8,695,000	9,577,717
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,647,450
Emory University, Refunding, Series A, 5.00%, 10/01/46	3,000,000	3,505,110
Emory University, Refunding, Series B, 5.00%, 9/01/35	10,000,000	10,544,200
Richmond County Hospital Authority Revenue,
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/34	4,460,000	4,698,565
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/35	5,055,000	5,309,924
Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/36	3,250,000	3,406,455
Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,503,580
Thomasville Hospital Authority Revenue,
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.25%,
11/01/35.	1,000,000	1,102,500
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.375%,
11/01/40.	5,000,000	5,530,200
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,224,900
Valdosta and Lowndes County Hospital Authority Revenue,
Certificates, South Georgia Medical Center Project, 5.00%, 10/01/33	2,000,000	2,004,380
Certificates, South Georgia Medical Center Project, Series B, 5.00%, 10/01/41	3,000,000	3,243,060
Walton County Water and Sewer Authority Revenue, Oconee-Hard Labor Creek, AGMC Insured,
Pre-Refunded, 5.00%, 2/01/38	3,845,000	3,868,032
Worth County School District GO, 5.00%, 12/01/42	5,000,000	5,861,250
		535,310,412

U.S. Territories 0.4%
Puerto Rico 0.4%
[b] Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	1,687,500
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior, Series C, 5.25%, 8/01/40	1,430,000	570,570
		2,258,070
Total Municipal Bonds (Cost $520,378,324) 100.3%		537,568,482
Other Assets, less Liabilities (0.3)%		(1,656,292)
Net Assets 100.0%		$535,912,190

See Abbreviations on page 143.

[a]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Security purchased on a when-issued basis.

|49

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin High Yield Tax-Free Income Fund
	Units	Value

Common Stocks and Other Equity Interests (Cost $717,086) 0.0%†
Consumer Discretionary 0.0%†
[a,b,c] 1155 Island Avenue LLC, LP	9,185,586	$717,082

	Principal
	Amount

Corporate Bonds (Cost $4,566,873) 0.1%
Consumer Discretionary 0.1%
[d] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$4,566,873	4,566,873
Municipal Bonds 98.7%
Alabama 2.3%
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40.	6,000,000	6,729,720
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	7,775,850
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28	7,350,000	4,076,824
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29	13,465,000	6,859,340
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30	19,050,000	8,920,924
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31	24,845,000	10,662,729
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32	30,825,000	12,153,373
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33	35,700,000	12,949,104
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34	28,020,000	9,331,501
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35	15,000,000	4,593,150
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36	12,425,000	3,491,425
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter,
10/01/39.	75,000,000	62,740,500
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%,
3/01/33	5,500,000	6,017,165
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,287,490
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35.	3,250,000	3,633,013
		163,222,108
Arizona 2.2%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1,
5.25%, 3/01/39	10,000,000	10,861,900
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc.
Project, Refunding, Series D, 5.00%, 1/01/40	4,840,000	5,412,475
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	21,497,000
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38 .	15,000,000	16,320,600
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	20,000,000	21,713,800
senior lien, Series A, Pre-Refunded, 5.00%, 7/01/38	15,000,000	15,322,050
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,689,007
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/41.	10,000,000	11,233,500
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,093,200
5.50%, 12/01/29	11,105,000	13,694,464
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24	250,000	266,755
Tucson, Pre-Refunded, 6.25%, 7/01/29	1,000,000	1,070,890
Tucson, Pre-Refunded, 6.50%, 7/01/39	1,500,000	1,612,140

Quarterly Statement of Investments | See Notes to Statements of Investments. | 50

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project,
Refunding, Series A, 6.375%, 12/01/37	$15,500,000	$15,103,820
		157,891,601
California 20.1%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/41	30,750,000	11,931,000
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	3,715,000	3,733,129
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,735,520
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	11,130,000	11,139,127
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,506,400
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,773,520
California Infrastructure and Economic Development Bank Revenue,
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/30	10,300,000	11,657,231
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,632,050
California State GO,
Various Purpose, 6.00%, 4/01/38	28,725,000	30,405,987
Various Purpose, 5.25%, 11/01/40	47,000,000	51,671,800
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	75,408,900
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	64,964,400
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	11,091,300
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45	17,400,000	19,215,864
California Baptist University, Series A, 5.00%, 11/01/46	6,800,000	7,363,448
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,645,750
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	24,500,000	26,333,825
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	10,000,000	11,276,700
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%,
8/01/40	6,000,000	6,489,240
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/29	7,365,000	7,986,090
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/34	17,560,000	19,040,835
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,914,042
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,348,406
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,335,950
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	7,719,386
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	13,000,000	14,239,680
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	3,000,000	3,271,560
Monterey Institute International, 5.50%, 7/01/31	11,165,000	11,549,411
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,129,650
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	10,000,000	10,230,700
Centinela Valley UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding,
Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	3,137,820

|51

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	$3,425,000	$1,929,851
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	1,964,240
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	1,929,245
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	1,916,933
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	1,039,250
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,890,540
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	10,000,000	9,003,900
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	7,295,000	6,643,411
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	21,107,954
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	34,736,574
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	50,000,000	6,492,000
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	52,685,000	56,571,572
Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24	60,000	60,041
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34.	36,625,000	39,896,345
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	38,554,049
Series B, 7.00%, 11/01/34	20,000,000	28,587,400
Series C, 6.50%, 11/01/39	20,000,000	28,393,200
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,300,087
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,062,690
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	805,688
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	767,838
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625%
thereafter, 8/01/34	2,500,000	2,013,850
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,190,080
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	2,862,585
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,733,700
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	2,309,090
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,808,994
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,963,500
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	17,484,600
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	29,973,528
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	23,034,404
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/34	5,000,000	2,343,650
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/35	10,000,000	4,401,200
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29 .	10,000,000	10,445,100

|52

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	$35,256,000	$34,472,612
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	34,558,284
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24.	52,700,000	47,292,980
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25.	45,200,000	39,650,796
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26.	131,900,000	112,858,916
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27.	139,100,000	115,181,755
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	22,440,600
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	27,966,750
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/42	10,000,000	11,525,300
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to
9/01/28, 6.70% thereafter, 9/01/41	20,000,000	17,470,600
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	43,557,000
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	3,164,900
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	3,731,000
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Revenue, Turbo-Santa Clara,
Capital Appreciation, Series A, zero cpn., 6/01/36	15,000,000	5,310,000
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,291,939
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/27	9,855,000	11,865,026
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, First Subordinate
Capital Appreciation, Series B, zero cpn., 6/01/46	50,000,000	6,906,500
		1,434,340,768
Colorado 3.6%
Colorado Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 6/01/47	5,250,000	5,814,270
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	14,000,000	15,248,240
Frasier Meadows Retirement Community Project, Refunding and Improvement, Series A, 5.25%,
5/15/47	4,250,000	4,560,632
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40.	20,000,000	20,812,400
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,108,540
Cornerstar Metropolitan District GO,
City of Aurora, Arapahoe County, Limited Tax Convertible to Unlimited Tax, Refunding, Series A,
5.125%, 12/01/37	1,000,000	1,039,520
City of Aurora, Arapahoe County, Limited Tax Convertible to Unlimited Tax, Refunding, Series A,
5.25%, 12/01/47	2,600,000	2,697,864
Denver Health and Hospital Authority Healthcare Revenue,
Refunding, Series A, 4.00%, 12/01/35	5,000,000	4,893,150
Refunding, Series A, 4.00%, 12/01/36	5,000,000	4,857,250
E-470 Public Highway Authority Revenue,
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	10,801,950
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/29	10,000,000	5,683,600
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/30	17,300,000	9,278,682
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/31	10,000,000	5,057,500
senior bond, Series C, 5.375%, 9/01/26	5,000,000	5,495,700

|53

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Leyden Rock Metropolitan District No. 10 GO,
Refunding and Improvement, Series A, 4.375%, 12/01/33	$750,000	$741,915
Refunding and Improvement, Series A, 5.00%, 12/01/45	1,250,000	1,268,387
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,115,260
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,906,679
6.25%, 11/15/28	12,500,000	15,957,500
6.50%, 11/15/38	80,100,000	112,736,745
Regional Transportation District COP,
Refunding, Series A, 5.00%, 6/01/25	1,115,000	1,199,863
Series A, Pre-Refunded, 5.00%, 6/01/25	12,385,000	13,390,538
Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%,
12/01/46	1,500,000	1,540,230
Southglenn Metropolitan District Special Revenue, Refunding, 5.00%, 12/01/46	2,100,000	2,123,436
[e] Southlands Metropolitan District No. 1 GO,
Aurora, Arapahoe County, Refunding, Series A-1, 5.00%, 12/01/37	500,000	539,995
Aurora, Arapahoe County, Refunding, Series A-1, 5.00%, 12/01/47	1,000,000	1,069,790
Aurora, Arapahoe County, Refunding, Series A-2, 5.00%, 12/01/37	200,000	215,998
Aurora, Arapahoe County, Refunding, Series A-2, 5.00%, 12/01/47	325,000	347,682
[f] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 12/01/10	3,000,000	2,400,000
		257,903,316
Connecticut 0.4%
Connecticut State Health and Educational Facilities Authority Revenue,
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,490,000	1,535,639
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	4,650,000	4,768,854
Hartford Healthcare Issue, Series F, 5.00%, 7/01/45	1,500,000	1,636,215
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/37	5,500,000	5,962,220
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43	13,000,000	13,964,730
		27,867,658
District of Columbia 2.9%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Assured Guaranty,
Pre-Refunded, 5.25%, 7/15/38	11,000,000	11,258,500
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,650,900
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,390,761
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,371,661
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,320,870
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	3,852,750
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31.	5,200,000	5,619,224
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41.	5,500,000	5,958,810
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,842,010
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,529,255
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	989,828
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	19,295,000	21,693,947
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	25,544,750
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital
Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured
Guaranty, 6.50%, 10/01/41	60,145,000	77,872,739

|54

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
District of Columbia (continued)
Washington Convention and Sports Authority Dedicated Tax Revenue, Convention Center Hotel
Project, senior lien, Series A, 5.00%, 10/01/40	$10,000,000	$10,714,200
		209,610,205
Florida 7.0%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	6,500,000	6,957,275
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31.	930,000	931,116
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding,
6.00%, 7/01/45	5,250,000	5,673,623
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	7,500,000	8,179,650
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	720,000	721,591
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	6,129,255
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,297,440
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	10,574,381
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.50%, 3/01/33	7,975,000	8,749,293
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	5,000,000	6,084,650
Florida State Mid-Bay Bridge Authority Revenue, first senior lien, Refunding, Series A, 5.00%,
10/01/40	3,000,000	3,335,940
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	38,945,000	39,521,386
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	6,644,864
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,295,000	2,299,797
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	695,000	695,473
[g] Refunding, Series C, 7.00%, 5/01/30	4,123,752	1,855,688
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/40	21,575,000	24,037,570
Lakeland Retirement Community Revenue,
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 5.875%, 1/01/19	575,000	591,140
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,267,318
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43	2,250,000	2,311,335
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,167,422
Martin Memorial Medical Center, 5.00%, 11/15/45	7,500,000	7,992,975
Miami World Center CDD Special Assessment,
5.125%, 11/01/39	2,000,000	2,103,860
5.25%, 11/01/49	2,500,000	2,657,050
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 5.00%, 10/01/38	40,000,000	45,154,000
Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	22,880,165
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding,
Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,211,922
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	47,383,134
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation,
Refunding, Series A, Assured Guaranty, zero cpn., 10/01/45	25,000,000	7,484,750
Miami-Dade County School Board COP,
Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,950,147
Master Lease Purchase Agreement, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33 .	14,310,000	14,523,505

|55

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	$3,780,000	$4,194,250
sub. bond, 6.25%, 10/01/43	6,865,000	7,638,205
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,841,804
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/37	750,000	796,583
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/46	3,000,000	3,161,970
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,302,340
Orange County Health Facilities Authority Revenue,
Presbyterian Retirement Communities Project, 5.00%, 8/01/41.	5,300,000	5,852,684
Presbyterian Retirement Communities Project, 5.00%, 8/01/47.	6,285,000	6,919,785
Orlando-Orange County Expressway Authority Revenue, Series C, Pre-Refunded, 5.00%, 7/01/35	7,965,000	8,620,201
Palm Beach County Health Facilities Authority Revenue, Retirement Communities, ACTS Retirement-
Life Communities Inc., Obligated Group, Refunding, 5.00%, 11/15/32	8,180,000	9,365,527
Pelican Marsh CDD Special Assessment Revenue,
Refunding, 4.875%, 5/01/22	800,000	802,144
Refunding, 5.375%, 5/01/31	1,295,000	1,314,451
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,247,100
[g] Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,082,000
River Place St. Lucie CDD Special Assessment Revenue,
Series A, 7.625%, 5/01/21	600,000	504,330
Series A, 7.625%, 5/01/30	1,590,000	1,237,084
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,530,000	6,530,196
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre-
Refunded, 5.00%, 5/01/36	12,500,000	12,689,125
South Miami Health Facilities Authority Hospital Revenue,
Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	15,000,000	15,042,600
Baptist Health South Florida Obligated Group, Refunding, 5.00%, 8/15/42	15,500,000	15,530,690
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/35.	3,735,000	3,760,435
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	6,700,000	6,881,101
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	7,035,000	7,983,599
7.00%, 5/01/41	6,240,000	7,276,339
Refunding, 5.00%, 5/01/22	965,000	1,006,900
Refunding, 5.25%, 5/01/31	1,920,000	2,076,480
Refunding, 5.50%, 5/01/42	1,915,000	2,086,469
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	1,800,000	2,079,936
5.00%, 5/01/32	5,530,000	6,157,323
5.125%, 5/01/43	8,400,000	9,396,744
6.00%, 5/01/44	7,800,000	9,159,852
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	425,000	426,760
		502,332,722
Georgia 3.0%
The Atlanta Development Authority Senior Health Care Facilities Revenue, Georgia Proton Treatment
Center Project, Series A-1, 7.00%, 1/01/40	5,000,000	5,217,400
Atlanta Water and Wastewater Revenue,
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34.	10,600,000	11,272,570
Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	32,622,900
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,400,000	20,732,974
[b,g] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	15

|56

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series C, 5.70%, 1/01/43.	$55,000,000	$55,157,300
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23.	25,000,000	25,162,000
Forsyth County Hospital Authority Revenue,
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.25%, 10/01/18	780,000	811,496
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28	8,000,000	10,055,200
Georgia Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%,
7/01/60	17,000,000	19,341,750
Main Street Natural Gas Inc. Revenue,
Gas Project, Series A, 5.50%, 9/15/25.	5,000,000	5,891,800
Gas Project, Series A, 5.50%, 9/15/27.	4,000,000	4,782,040
Gas Project, Series A, 5.50%, 9/15/28.	10,000,000	11,981,600
Richmond County Development Authority Environmental Improvement Revenue, International Paper
Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,599,550
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%,
11/01/33	4,865,000	5,281,687
		215,910,282
Hawaii 0.3%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39.	7,500,000	8,059,425
Hawaiian Electric Co. Inc. and Subsidiary Projects, Refunding, Series B, 4.00%, 3/01/37.	10,000,000	10,369,000
		18,428,425
Idaho 0.4%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000	13,056,375
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	14,947,901
		28,004,276
Illinois 5.1%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/35	19,800,000	8,536,572
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Pre-Refunded, 5.50%,
11/01/40	3,570,000	3,944,707
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,019
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured,
Pre-Refunded, 6.625%, 10/01/43.	5,250,000	6,655,373
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38	16,500,000	16,546,860
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,183,001
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,396,952
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	11,847,220
5.00%, 12/01/44	20,000,000	21,846,200
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	37,676,699
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	3,081,540
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	4,068,600
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,038,920
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,542,810
Mercy Health System Corp., Refunding, 5.00%, 12/01/40	11,980,000	13,225,441

|57

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue, (continued)
OSF Healthcare System, Series A, 5.00%, 11/15/45	$20,750,000	$22,938,088
Plymouth Place Inc., Refunding, 5.00%, 5/15/37	2,500,000	2,595,925
Plymouth Place Inc., Refunding, 5.25%, 5/15/45	1,100,000	1,159,510
Resurrection Health Care, Series A, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29	14,445,000	14,700,387
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	3,035,000	3,302,626
Riverside Health System, Refunding, 6.25%, 11/15/35	1,965,000	2,118,427
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,034,250
Rosalind Franklin University, Refunding, Series A, 5.00%, 8/01/47	1,525,000	1,679,483
Rosalind Franklin University Research Building Project, Series C, 5.00%, 8/01/46	1,900,000	2,094,104
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	10,525,100
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,303,950
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	9,640,800
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43.	15,000,000	16,576,050
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,286,900
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	15,847,647
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	10,942,832
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B-1, AGMC Insured,
zero cpn., 6/15/45	18,100,000	5,550,365
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/15/35	10,000,000	4,567,800
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	7,500,000	9,179,700
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,314,640
Refunding, 6.00%, 6/01/28	24,650,000	27,737,413
United City of Yorkville Special Tax, Kendall County, Special Service Area Nos. 2005-108 and
2005-109, Refunding, 4.00%, 3/01/36	3,997,000	4,021,941
		365,713,852
Indiana 0.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project,
Series A, 5.00%, 6/01/32	10,000,000	10,299,600
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,463,350
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46	2,500,000	2,770,725
Deaconess Health System Obligated Group, Refunding, Series A, 4.00%, 3/01/37	5,000,000	5,194,550
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,705,750
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,698,850
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,520,750
Indiana State Municipal Power Agency Revenue, Power Supply System, Series B, Pre-Refunded,
6.00%, 1/01/39	4,000,000	4,190,760
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.85%, 4/01/19	5,000,000	5,267,900
		66,112,235

|58

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Iowa 0.7%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project,
Pre-Refunded, 6.00%, 9/01/39	$11,000,000	$12,283,480
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	36,073,345
		48,356,825
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,768,750
Kentucky 1.4%
Kentucky Economic Development Finance Authority Revenue,
Hospital, Owensboro Health Inc., Refunding, Series A, 5.00%, 6/01/45	8,950,000	9,658,393
Hospital, Owensboro Medical Health System Inc., Series A, Pre-Refunded, 6.50%, 3/01/45.	18,330,000	20,462,879
Louisville Arena Project, Louisville Arena Authority Inc., Series A, Subseries A-1, Assured
Guaranty, 6.00%, 12/01/42	5,000,000	5,055,000
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39 .	10,000,000	9,202,900
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43 .	5,000,000	4,608,800
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Inc. Project, Refunding and improvement, 5.625%, 5/01/29	5,555,000	5,827,528
College, Bellarmine University Inc. Project, Refunding and Improvement, 6.125%, 5/01/39	5,000,000	5,420,500
Health Facilities, Jewish Hospital and St. Mary’s Healthcare Inc. Project, Pre-Refunded, 6.125%,
2/01/37	11,500,000	11,589,240
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,702,125
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,477,760
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,685,300
		101,690,425
Louisiana 2.6%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	13,989,161
Louisiana Local Government Environmental Facilities and CDA Revenue,
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	10,130,490
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	9,026,560
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	20,000,000	22,181,800
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%,
7/01/39	10,000,000	10,794,400
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/41	2,000,000	2,202,720
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/45	7,405,000	8,134,096
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	5,807,500
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	18,132,520
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	60,000	73,456
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46.	20,000,000	22,463,600
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47.	3,755,000	4,192,382
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	55,675,000	55,764,637
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,317,624
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,771,918

|59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%,
5/15/35	$1,000,000	$1,087,120
		187,069,984
Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,628,165
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,014,200
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,799,712
		20,442,077
Maryland 0.5%
Baltimore Special Obligation Revenue,
Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,299,062
Harbor Point Project, Refunding, 5.125%, 6/01/43.	2,500,000	2,605,675
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	6,970,000	7,330,907
Maryland State EDC, EDR, Transportation Facilities Project, Series A, 5.75%, 6/01/35	13,070,000	13,913,799
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,240,780
Washington County Hospital Issue, Pre-Refunded, 6.00%, 1/01/43	6,000,000	6,021,540
		34,411,763
Massachusetts 1.1%
Massachusetts Bay Transportation Authority Revenue,
General Transportation System, Series A, 7.00%, 3/01/21	775,000	856,003
General Transportation System, Series A, ETM, 7.00%, 3/01/21.	230,000	233,174
Massachusetts Development Finance Agency Revenue,
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,564,032
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,241,640
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,642,687
[h] Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put,
Pre-Refunded, 5.75%, 5/01/19	3,700,000	3,912,380
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue K, Refunding,
5.25%, 7/01/29	6,940,000	7,531,427
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%,
7/01/41	10,340,000	11,292,211
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/34	35,000,000	46,040,050
		79,313,604
Michigan 4.5%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	15,900,000	19,374,309
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	5,976,500
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000	15,037
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, 5.25%, 7/01/39	12,000,000	13,113,720
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,483,625

|60

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority Revenue,
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.00%,
7/01/24	$3,000,000	$3,179,280
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.75%,
7/01/44	5,505,000	5,583,171
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	5,050,000	5,640,598
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	30,057,850
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	84,296
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B,
5.00%, 7/01/39	7,600,000	8,240,984
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B,
5.00%, 7/01/44	10,000,000	10,812,900
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44.	10,000,000	10,889,000
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/32	10,000,000	11,280,600
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/33	3,000,000	3,372,690
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%,
7/01/37	5,000,000	5,576,800
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29.	11,000,000	12,359,490
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30.	9,000,000	10,089,450
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34.	10,000,000	11,084,400
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	11,115,800
Michigan Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	4,065,000	4,337,558
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	26,810,000	29,469,016
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,331,834
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	175,000	181,839
Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	11,201,200
Facilities Program, Series I, Pre-Refunded, 6.00%, 10/15/38	5,825,000	6,053,631
Michigan Tobacco Settlement Finance Authority Revenue,
First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/52.	150,000,000	9,538,500
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	2,500,000	2,473,375
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/48	5,000,000	5,013,500
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	10,320,000	11,383,476
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	21,020,400
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	35,483,443
		321,818,272
Minnesota 0.3%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	11,548,460
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,568,938
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,898,336
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,003,380
		22,019,114

|61

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Mississippi 1.3%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B,
6.70%, 4/01/22	$18,875,000	$21,819,689
Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care, Series
A, 5.00%, 9/01/41	47,000,000	51,086,180
Warren County Gulf Opportunity Zone Revenue,
International Paper Co. Project, Series A, 6.50%, 9/01/32	10,000,000	10,377,000
International Paper Co. Project, Series A, 5.80%, 5/01/34	7,000,000	7,670,810
		90,953,679
Missouri 0.6%
Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%,
3/01/33	5,350,000	6,177,752
Kirkwood IDA Retirement Community Revenue,
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/42	1,000,000	1,054,030
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/50	3,500,000	3,667,160
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project,
Series A, Pre-Refunded, 6.00%, 1/01/39	11,000,000	11,524,590
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	7,000,000	7,478,100
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,217,890
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, Pre-Refunded,
5.00%, 9/01/42	7,000,000	8,003,240
Stoddard County IDA Health Facilities Revenue, Southeast Health, Refunding, Series B, 6.00%,
3/01/37	4,220,000	4,839,749
		45,962,511
Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System,
Refunding, 5.00%, 11/01/45	6,750,000	7,494,120
Nevada 0.7%
[e] Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Series A, 5.00%, 9/01/42	1,965,000	2,196,988
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,295,000	1,298,561
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,010,000	1,012,434
Local ID No. 142, Mountain’s Edge, Refunding, 5.00%, 8/01/21	1,280,000	1,372,160
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	995,000	1,033,397
Director of the State of Nevada Department of Business and Industry Environmental Improvement
Revenue,
Green Fulcrum Sierra Biofuels LLC Project, 5.875%, 12/15/27	7,885,000	8,486,704
Green Fulcrum Sierra Biofuels LLC Project, 6.25%, 12/15/37	9,000,000	9,797,220
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18.	740,000	739,053
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19.	740,000	735,160
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22.	1,120,000	1,094,688
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,175,000	1,129,022
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32	1,750,000	1,749,913
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35	2,500,000	2,456,200
Las Vegas Special ID No. 812 Special Assessment,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,495,000	1,596,391
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,730,000	1,814,753
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,100,000	1,129,887

|62

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Nevada (continued)
Las Vegas Special ID No. 813 Special Assessment,
Local Improvement, Summerlin Village 26, 4.00%, 6/01/33	$635,000	$619,931
Local Improvement, Summerlin Village 26, 4.25%, 6/01/37	375,000	370,103
Local Improvement, Summerlin Village 26, 4.375%, 6/01/42	500,000	494,440
Local Improvement, Summerlin Village 26, 4.50%, 6/01/47	575,000	574,983
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38	7,500,000	7,985,025
		47,687,013
New Hampshire 0.1%
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
Pre-Refunded, 6.125%, 10/01/39.	5,000,000	5,402,350
New Jersey 3.6%
Hudson County Improvement Authority Solid Waste System Revenue, Refunding, Series A, 5.75%,
1/01/40	5,000,000	5,396,150
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	5,000,000	5,380,050
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	5,000,000	5,321,150
School Facilities Construction, Series AAA, 5.00%, 6/15/35	3,450,000	3,774,956
School Facilities Construction, Series AAA, 5.00%, 6/15/41	4,550,000	4,935,066
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	7,465,000	7,728,888
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,743,964
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	45,852,427
New Jersey Health Care Facilities Financing Authority Revenue,
St. Joseph’s Healthcare System Obligated Group Issue, Pre-Refunded, 6.625%, 7/01/38	27,015,000	27,845,711
University Hospital Issue, Refunding, Series A, 5.00%, 7/01/46	5,750,000	6,428,902
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	5,187,152
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,730,300
Transportation Program, Series AA, 5.00%, 6/15/44	8,090,000	8,603,230
Transportation Program, Series AA, 5.00%, 6/15/44	9,335,000	10,022,056
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	18,224,552
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	37,251,741
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	20,228,492
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,688,425
		255,343,212
New Mexico 2.1%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	63,072,100
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	20,047,141
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	58,200,324
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter
Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,238,950
		146,558,515

|63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York 4.6%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%,
5/01/33	$12,500,000	$13,266,250
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	397,741
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	598,835
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,997,307
Transportation, Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,046,600
Transportation, Series A, 5.00%, 11/15/41	15,500,000	17,070,305
Transportation, Series E, 5.00%, 11/15/33	10,000,000	11,432,900
New York City GO,
Refunding, Series H, 6.125%, 8/01/25	5,000	5,019
Series F, 7.50%, 2/01/21	5,000	5,025
Series G, 7.50%, 2/01/22	5,000	5,025
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48.	7,500,000	7,830,450
New York City IDA,
IDR, Brooklyn Navy Yard Cogeneration Partners, 5.65%, 10/01/28	11,750,000	11,715,338
IDR, Brooklyn Navy Yard Cogeneration Partners, 5.75%, 10/01/36	18,205,000	18,194,805
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 .	2,760,000	2,759,972
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%,
11/15/40	10,000,000	11,024,100
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One
Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	19,671,050
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, Second Tranche,
5.25%, 10/01/35	65,000,000	82,277,650
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.125%, 12/01/29	16,000,000	16,753,280
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.25%, 12/01/37	30,000,000	31,449,300
New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B
Redevelopment Project, Series A, 5.25%, 1/01/50	41,785,000	46,369,232
Rockland Tobacco Asset Securitization Corp. Settlement Revenue, Asset-Backed, First Subordinate,
Series A, zero cpn., 8/15/45	61,000,000	9,218,930
TSASC Inc. Revenue, Tobacco Settlement, Refunding, Senior Series A, 5.00%, 6/01/41	4,000,000	4,467,320
		325,556,434
North Carolina 0.6%
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,411,345
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,342,600
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project,
5.00%, 12/31/37	3,100,000	3,361,826
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,608,600
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	2,985,997
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	1,000,000	1,053,050
Vidant Health, Refunding, 5.00%, 6/01/45	5,000,000	5,589,100
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge Project, first mortgage, Refunding, Series A, 5.25%, 1/01/41.	2,720,000	2,732,512
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,180,115
		40,265,145

|64

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Dakota 0.1%
Burleigh County Education Facilities Revenue,
University of Mary Project, 5.10%, 4/15/36.	$2,800,000	$2,853,284
University of Mary Project, 5.20%, 4/15/46.	5,430,000	5,494,943
		8,348,227
Ohio 2.5%
American Municipal Power Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	1,315,000	1,324,678
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	20,970,000	21,124,339
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%,
6/01/45	12,500,000	13,786,500
Butler County Hospital Facilities Revenue,
UC Health, 5.50%, 11/01/40	6,680,000	7,312,329
UC Health, Pre-Refunded, 5.50%, 11/01/40	3,320,000	3,673,481
Centerville Health Care Revenue,
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/47	2,700,000	2,869,209
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/50	2,500,000	2,646,400
Fairfield County Hospital Revenue, Fairfield Medical Center Project, Refunding and Improvement,
5.00%, 6/15/43	10,000,000	10,436,200
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41	4,970,000	5,676,883
Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,864,900
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,603,240
Little Miami Local School District GO,
School Improvement, Pre-Refunded, 6.875%, 12/01/34	5,100,000	5,843,121
School Improvement, Refunding, 6.875%, 12/01/34	575,000	644,690
[e] Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project,
4.25%, 1/15/38	3,000,000	3,076,620
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40.	15,000,000	16,761,750
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, 5.00%,
1/15/46	6,000,000	6,675,540
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	33,936,350
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%,
2/15/38	17,000,000	17,148,410
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,045,570
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,036,990
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,400,659
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42 .	14,000,000	15,393,140
		181,280,999
Oklahoma 0.3%
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue,
Inverness Village Community, Refunding, 5.75%, 1/01/37	5,000,000	5,118,800
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross
Village Student Housing Project, Series A, 5.00%, 8/01/47	10,000,000	10,936,700
Tulsa County Industrial Authority Senior Living Community Revenue,
Montereau Inc. Project, Refunding, 5.25%, 11/15/37	1,250,000	1,400,087
Montereau Inc. Project, Refunding, 5.25%, 11/15/45	5,250,000	5,826,555
		23,282,142

|65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon 0.4%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44.	$3,000,000	$3,224,400
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49.	5,500,000	5,926,910
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39.	5,000,000	5,323,800
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	1,000,000	1,073,190
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,108,840
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,084,650
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,383,185
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,178,440
Yamhill County Hospital Authority, Friendsview Retirement Community, Refunding, Series A, 5.00%,
11/15/51	3,045,000	3,211,105
		26,514,520
Pennsylvania 2.2%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Refunding, 6.75%, 11/01/31	1,215,000	1,352,854
Carlow University Project, Refunding, 7.00%, 11/01/40	2,000,000	2,234,180
Berks County IDA Healthcare Facilities Revenue, The Highlands at Wyomissing, Refunding, Series A,
5.00%, 5/15/32	450,000	508,531
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,618,470
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,844,042
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,230,760
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	13,027,800
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19.	3,720,000	3,729,412
Lancaster County Hospital Authority Revenue,
Brethren Village Project, Refunding, 5.125%, 7/01/37	1,000,000	1,097,910
Brethren Village Project, Refunding, 5.25%, 7/01/41	1,000,000	1,103,620
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.50%, 8/15/40	15,000,000	15,435,600
[h] Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL
Energy Supply LLC Project, Series B, Mandatory Put, 5.00%, 9/01/20	25,000,000	25,201,750
Pennsylvania State Turnpike Commission Turnpike Revenue,
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	14,918,400
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	18,862,418
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,321,550
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	21,215,600
Philadelphia IDAR, Senior Living Facilities, Wesley Enhanced Living Obligated Group, Refunding,
Series A, 5.00%, 7/01/49	3,000,000	3,153,690
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The
School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	20,000,000	22,510,600
		155,367,187
Rhode Island 0.4%
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	7,320,000	8,940,502
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	8,841,978
Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, Series A, 5.00%, 6/01/40	10,000,000	10,708,600
		28,491,080

|66

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
South Carolina 1.0%
South Carolina Jobs EDA Residential Care Facilities Revenue,
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/47	$2,000,000	$2,081,540
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/52	1,750,000	1,811,880
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series
A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	11,091,800
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	58,492,109
		73,477,329
South Dakota 0.2%
Sioux Falls Health Facilities Revenue,
Dow Rummel Village Project, 5.00%, 11/01/42	3,000,000	3,080,160
Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	11,110,000	11,309,313
		14,389,473
Tennessee 1.3%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/27	19,365,000	13,747,988
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/28	19,400,000	13,083,360
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/29	19,365,000	12,567,885
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/30	19,370,000	12,021,022
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/47	5,000,000	5,603,450
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,469,550
Refunding, Series B, 5.75%, 7/01/24	3,500,000	3,830,540
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	20,000,000	22,505,000
		88,828,795
Texas 9.0%
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated
Group, St. Joseph Regional Health Center, Pre-Refunded, 5.50%, 1/01/38	5,250,000	5,374,635
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of
Austin, Series B, 6.125%, 4/01/45	10,000,000	10,839,400
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,487,730
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	1,129,275
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	1,037,926
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	2,545,000	1,048,998
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,541,690
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	2,807,650
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	8,959,450
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	27,698,920
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,583,250
Clifton Higher Education Finance Corp. Revenue, Education, Uplift Education, Series A, 5.00%,
12/01/45	3,855,000	4,209,390

|67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	$12,000,000	$12,962,520
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	53,966,500
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,647,255
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A,
7.25%, 8/15/38	15,000,000	18,961,200
Fort Worth Special Assessment Revenue,
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/27.	1,965,000	2,029,138
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/32.	1,270,000	1,271,842
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.125%, 9/01/37	1,650,000	1,630,695
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	9,416,500
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,171,337
Harris County Cultural Education Facilities Finance Corp. Revenue,
Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48	10,000,000	10,399,100
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43 .	3,000,000	3,738,480
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48 .	5,250,000	6,542,340
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	14,280,570
Houston Airport System Revenue, Special Facilities, United Airlines Terminal E Project, Refunding,
4.75%, 7/01/24	10,000,000	10,921,500
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,273,850
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
Series A, 6.30%, 11/01/29	10,000,000	10,848,900
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	5,175,000	5,437,321
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,038,770
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	3,750,000	3,895,837
Mission Economic Development Corp. Revenue, Natgasoline Project, senior lien, Series B, 5.75%,
10/01/31	7,000,000	7,341,880
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries
Project, 6.50%, 1/01/43	4,350,000	4,885,180
New Hope Cultural Education Facilities Finance Corp. Retirement Facilities Revenue,
MRC Crestview Project, Refunding, 5.00%, 11/15/36	1,020,000	1,068,685
MRC Crestview Project, Refunding, 5.00%, 11/15/46	4,100,000	4,237,309
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,434,016
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 6.00%, 7/01/26 .	175,000	169,530
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 7.00%, 7/01/51 .	5,110,000	5,135,703
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%,
4/01/47	6,420,000	6,836,401
[e] CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/42	3,500,000	3,777,935
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45.	3,000,000	3,321,390
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	26,433,000
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,350,000	2,457,701
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,150,000	10,649,786
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,465,750
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,325,800

|68

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21,
6.75% thereafter, 9/01/45	$25,000,000	$30,592,250
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/23,
7.00% thereafter, 9/01/43	10,000,000	11,209,200
System, first tier, Refunding, Series A, 5.625%, 1/01/33	150,000	150,491
System, first tier, Refunding, Series A, 5.75%, 1/01/48.	4,015,000	4,028,490
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,704,700
System, first tier, Refunding, Series B, 5.75%, 1/01/40	1,420,000	1,424,771
System, first tier, Series A, Pre-Refunded, 5.625%, 1/01/33	850,000	852,780
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/48	25,985,000	26,072,310
System, first tier, Series B, Pre-Refunded, 5.75%, 1/01/40	10,260,000	10,294,474
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000	15,707,100
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	20,000,000	20,068,000
Red River Education Financing Corp. Higher Education Revenue, Houston Baptist University Project,
Refunding, 5.50%, 10/01/46	4,250,000	4,750,012
Red River Health Facilities Development Corp. First Mortgage Revenue,
[g] Eden Home Project, 7.25%,	11,000,000	6,380,000
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,586,100
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,066,300
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,367,636
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44.	5,125,000	5,504,147
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49.	2,625,000	2,811,034
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	27,812,000
5.00%, 12/15/31	24,500,000	27,231,260
5.00%, 12/15/32	10,000,000	11,080,000
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,548,200
second tier, Refunding, Series C, 5.00%, 8/15/42	15,965,000	17,745,257
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project,
6.00%, 11/01/41	9,350,000	9,741,671
		645,420,218
Virginia 1.0%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
11/01/43	17,575,000	19,545,861
Tobacco Settlement FICO Revenue, Capital Appreciation, Second Subordinate, Refunding, Series D,
zero cpn., 6/01/47	50,000,000	3,523,000
Virginia Small Business Financing Authority Revenue,
Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	6,485,000	7,364,171
Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	39,781,659
		70,214,691
Washington 1.6%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34.	11,935,000	12,603,837
Washington State District Project, 5.50%, 6/01/39.	16,250,000	17,148,300
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
5.50%, 9/01/42	3,150,000	3,234,199
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	7,040,000	8,587,181
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,735,312

|69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 8.25%, 8/01/25	$3,825,000	$3,290,724
Coalview Centralia LLC Project, 9.50%, 8/01/25	13,025,000	11,840,376
Columbia Pulp I LLC Project, Series A, 7.50%, 1/01/32	5,000,000	5,949,050
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	9,187,310
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33.	7,500,000	8,014,800
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,854,314
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Pre-Refunded, 5.625%, 10/01/40.	5,235,000	5,604,539
Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement
Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,173,040
		115,222,982
West Virginia 0.8%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	14,763,726
Kanawha County Commission Student Housing Revenue, The West Virginia State University
Foundation Project, 6.75%, 7/01/45	6,650,000	7,086,772
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	27,250,000	27,248,638
West Virginia Hospital Finance Authority Revenue, Hospital, Improvement, West Virginia University
Health System Obligated Group, Series A, 5.00%, 6/01/47	5,000,000	5,563,000
		54,662,136
Wisconsin 1.0%
PFA Limited Obligation Grant Revenue, American Dream at Meadowlands Project, Series A, 6.75%,
8/01/31	10,000,000	10,886,700
PFA Limited Obligation PILOT Revenue, American Dream at Meadowlands Project, 6.75%, 12/01/42	10,000,000	11,567,800
PFA Retirement Facilities Revenue,
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/37	625,000	668,381
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/52	1,800,000	1,900,314
Wisconsin Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,352,100
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45.	1,500,000	1,585,320
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,285,750
Wisconsin PFA Exempt Facilities Revenue, Celanese Project, Refunding, Series C, 4.30%, 11/01/30	11,000,000	11,304,590
Wisconsin State General Fund Annual Appropriation Revenue, Series A, Pre-Refunded, 6.00%,
5/01/33	15,000,000	15,913,050
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A,
NATL Insured, 5.50%, 12/01/40	6,755,000	7,429,960
		71,893,965
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,814,985
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,081,790
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	649,104
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,724,224
Wyoming Municipal Power Agency Power Supply System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/28	1,350,000	1,354,131
Series A, Pre-Refunded, 5.50%, 1/01/33	2,360,000	2,367,222
Series A, Pre-Refunded, 5.50%, 1/01/38	2,810,000	2,818,599

|70

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Wyoming (continued)
Wyoming Municipal Power Agency Power Supply System Revenue, (continued)
Series A, Pre-Refunded, 5.375%, 1/01/42	$2,750,000	$2,758,167
		23,568,222

U.S. Territories 3.2%
Guam 1.2%
Government of Guam GO,
Series A, 6.00%, 11/15/19	3,480,000	3,647,492
Series A, Pre-Refunded, 6.75%, 11/15/29	10,000,000	10,973,200
Series A, Pre-Refunded, 7.00%, 11/15/39	15,000,000	16,531,350
Guam Government Department of Education COP,
John F. Kennedy High School Project, Series A, 6.625%, 12/01/30	5,065,000	5,310,653
John F. Kennedy High School Project, Series A, 6.875%, 12/01/40	4,000,000	4,200,000
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,768,117
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,850,000	4,152,572
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	8,430,000	9,113,083
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,378,560
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,279,060
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,463,800
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40.	10,000,000	10,563,000
		86,380,887
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	5,320,000	5,384,585
Puerto Rico 1.8%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	11,500,000	11,189,270
Asset-Backed, Refunding, 5.625%, 5/15/43	4,000,000	3,869,560
[g] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	5,000,000	1,150,000
[g] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	9,109,125
Series A, 7.25%, 7/01/30	25,000,000	8,437,500
Series A, 6.75%, 7/01/36	29,750,000	10,040,625
Series A, 7.00%, 7/01/43	5,000,000	1,687,500
Series A-4, zero cpn., 7/01/19	5,500,000	1,844,700
Series B, zero cpn., 7/01/19	5,500,000	1,844,700
Series E-1, zero cpn., 1/01/21	6,000,000	2,013,780
Series E-2, zero cpn., 7/01/21	6,000,000	2,014,260
Series E-3, zero cpn., 1/01/22	1,989,500	671,456
Series E-4, zero cpn., 7/01/22	1,989,499	671,456
Series WW, 5.50%, 7/01/38	16,355,000	5,519,813
Series XX, 5.75%, 7/01/36	23,620,000	7,971,750
Series XX, 5.25%, 7/01/40	71,780,000	24,225,750
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects,
Refunding, 5.125%, 12/01/27	3,000,000	3,068,040

|71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	$17,835,000	$15,351,476
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	5,255,250
[g] Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	8,000,000	1,980,000
[g] Puerto Rico Sales Tax FICO Sales Tax Revenue,
[b] Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/34.	29,465,000	956,139
Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/36.	17,800,000	537,026
[b] Capital Appreciation, First Subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33 .	43,500,000	3,371,250
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	60,970,000	6,097,000
		128,877,426
U.S. Virgin Islands 0.1%
Virgin Islands PFAR,
Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A, 6.00%, 10/01/39	5,000,000	2,662,500
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	7,500,000	4,106,250
		6,768,750
Total U.S. Territories		227,411,648
Total Municipal Bonds (Cost $6,483,037,465)		7,042,824,855
Total Investments before Short Term Investments (Cost $6,488,321,424)		7,048,108,810
Short Term Investments 0.6%
Municipal Bonds 0.6%
Florida 0.1%
[i] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.96%,
9/01/28	5,700,000	5,700,000
Georgia 0.0%†
[g] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 4/30/17	3,625,000	2,610,000
Kentucky 0.0%†
[i] Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc.,
Series B, LOC PNC Bank, Daily VRDN and Put, 0.92%, 10/01/39	1,800,000	1,800,000
Pennsylvania 0.3%
[i] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.01%, 12/01/28.	19,385,000	19,385,000
Tennessee 0.2%
[i] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur
Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN
and Put, 0.95%, 6/01/42	13,120,000	13,120,000
Total Short Term Investments (Cost $43,630,000)		42,615,000
Total Investments (Cost $6,531,951,424) 99.4%		7,090,723,810
Other Assets, less Liabilities 0.6%		45,124,017
Net Assets 100.0%		$7,135,847,827

|72

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

See Abbreviations on page 143.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
cSee Note 4 regarding restricted securities.
dIncome may be received in additional securities and/or cash.
eSecurity purchased on a when-issued basis.
fThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
gDefaulted security or security for which income has been deemed uncollectible.
hThe maturity date shown represents the mandatory put date.
iVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|73

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.1%
Kentucky 98.1%
Ashland PCR Revenue, Kings Daughters Medical Center Project, Refunding, Series A, 5.00%, 2/01/40	$1,000,000	$1,076,910
Bowling Green GO, Public Project, Series A, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,088,400
Boyle County Revenue, Educational Facilities, Centre College of Kentucky, Refunding, 5.00%, 6/01/37	2,000,000	2,261,200
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Assured Guaranty, Pre-Refunded,
5.50%, 2/01/36	3,000,000	3,020,340
Fayette County School District Finance Corp. Revenue, School Building, Series D, 5.00%, 8/01/34.	1,985,000	2,243,169
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,156,620
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	195,000	195,528
Jefferson County School District Finance Corp. School Building Revenue, Refunding, Series B, 4.00%,
12/01/26	3,500,000	3,932,425
Kentucky Economic Development Finance Authority Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.00%, 5/01/29	5,670,000	5,896,120
Hospital, Baptist Healthcare System Obligated Group, 5.25%, 8/15/46	5,000,000	5,432,700
Louisville Arena Project, Louisville Arena Authority Inc., Series A, Subseries A-1, Assured Guaranty,
6.00%, 12/01/33	2,000,000	2,024,640
Kentucky Rural Water Finance Corp. Public Project Revenue,
Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	486,343
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34.	1,010,000	1,012,666
Kentucky State Housing Corp. Conduit MFHR,
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,396,554
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	1,945,534
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/28	2,000,000	2,253,560
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/31	4,190,000	4,717,605
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Refunding, Series
A, NATL Insured, 5.00%, 9/01/36	3,000,000	3,357,810
Kentucky State Property and Buildings Commission Revenue,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	4,375,000	4,537,881
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	625,000	648,563
Project No. 108, Refunding, Series A, 5.00%, 8/01/34.	3,500,000	3,957,765
Project No. 115, 5.00%, 4/01/38	2,500,000	2,810,875
Project No. 117, Series B, 5.00%, 5/01/26	1,000,000	1,177,720
Project No. 117, Series B, 5.00%, 5/01/27	2,000,000	2,359,860
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,755,675
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/36	550,000	638,462
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/37	700,000	810,698
Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,253,100
Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,443,190
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/28	1,000,000	1,021,180
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,053,140
Lexington-Fayette Urban County Airport Board Revenue,
General Airport, Refunding, Series B, 5.00%, 7/01/29	1,185,000	1,312,293
General Airport, Series A, Pre-Refunded, 5.00%, 7/01/27	2,000,000	2,106,280
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,290,070
Louisville and Jefferson County Metropolitan Sewer District Revenue,
Sewer and Drainage System, Series A, 5.00%, 5/15/27	1,000,000	1,191,070
Sewer and Drainage System, Series A, 4.00%, 5/15/48	5,000,000	5,229,700
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Series A, Pre-Refunded,
5.50%, 7/01/38	3,000,000	3,067,710
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
Pre-Refunded, 5.375%, 12/01/39	1,995,000	2,142,869

Quarterly Statement of Investments | See Notes to Statements of Investments. | 74

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Inc. Project, Refunding and Improvement, 5.00%, 5/01/31	$2,000,000	$2,245,680
College, Bellarmine University Project, Improvement, Series A, Pre-Refunded, 6.00%, 5/01/38	2,500,000	2,547,450
College, Bellarmine University Project, Refunding and Improvement, Series A, 5.00%, 5/01/36	2,715,000	2,977,351
Health Facilities, Jewish Hospital and St. Mary’s Healthcare Inc. Project, Pre-Refunded, 6.125%,
2/01/37	2,000,000	2,015,520
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28.	1,910,000	2,184,085
Murray Hospital Facilities Revenue, Murray-Calloway County Public Hospital Corp. Project, 6.375%,
8/01/40	2,500,000	2,654,000
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,119,440
American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,137,060
American Water Co. Project, Series B, 5.625%, 9/01/39	2,000,000	2,116,000
Owensboro Electric Light and Power System Revenue, Refunding, 4.00%, 1/01/27	1,250,000	1,385,300
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,891,030
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/34	5,700,000	6,431,766
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	6,500,000	6,808,815
Pikeville Hospital Revenue, Pikeville Medical Center, Improvement and Refunding, 6.50%, 3/01/41.	2,875,000	3,204,561
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37.	1,500,000	1,581,210
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Pre-Refunded,
6.00%, 12/01/28	1,000,000	1,045,550
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,516,320
Trimble County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC
Insured, 6.00%, 3/01/37	5,000,000	5,101,350
University of Louisville Revenue,
General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,462,269
General Receipts, Series D, 5.00%, 3/01/30	4,140,000	4,894,556
Warren County Hospital Facility Revenue, Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,104,310
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,779,310
Total Municipal Bonds before Short Term Investments (Cost $156,040,714)		162,509,158

Short Term Investments (Cost $1,400,000) 0.9%
Municipal Bonds 0.9%
Kentucky 0.9%
[a] Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B,
LOC PNC Bank, Daily VRDN and Put, 0.92%, 10/01/39	1,400,000	1,400,000
Total Investments (Cost $157,440,714) 99.0%		163,909,158
Other Assets, less Liabilities 1.0%		1,726,434
Net Assets 100.0%		$165,635,592

See Abbreviations on page 143.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|75

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Louisiana Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.0%
Louisiana 97.3%
Alexandria Sales and Use Tax Revenue,
Pre-Refunded, 5.00%, 8/01/26	$1,710,000	$1,785,223
Pre-Refunded, 5.00%, 8/01/27	1,790,000	1,868,742
Pre-Refunded, 5.00%, 8/01/28	1,875,000	1,957,481
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	11,091,500
Baton Rouge Public Improvement Sales Tax Revenue,
Refunding, Series A-1, 5.00%, 8/01/30	1,000,000	1,178,180
Refunding, Series A-1, 5.00%, 8/01/31	1,480,000	1,739,947
Bossier City Public Improvement Sales Tax Revenue, Series ST, 5.00%, 12/01/36	1,405,000	1,610,706
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,171,250
Refunding, 5.00%, 10/01/37	5,280,000	6,089,002
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student
Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,249,137
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,520,663
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	330,000	335,297
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40	175,000	178,085
East Baton Rouge Parish Sales Tax Revenue,
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/28	1,000,000	1,059,980
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/30	1,700,000	1,808,902
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,701,900
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,605,425
Series A, Pre-Refunded, 5.25%, 2/01/39	6,500,000	6,774,105
Greater New Orleans Expressway Commission Toll Revenue, sub. lien, AGMC Insured, 5.00%, 11/01/47	4,000,000	4,601,920
Jefferson Parish Hospital District No. 1 Hospital Revenue, Parish of Jefferson, West Jefferson Medical
Center, Series A, Pre-Refunded, 6.00%, 1/01/39	3,105,000	3,505,297
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Series B, AGMC Insured,
5.00%, 12/01/42	2,250,000	2,623,320
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,366,920
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,613,506
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28	1,345,000	1,540,227
Refunding, AGMC Insured, 5.00%, 11/01/31	2,400,000	2,717,592
Lafayette Public Improvement Sales Tax Revenue, Pre-Refunded, 5.00%, 3/01/36	1,865,000	2,062,000
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.25%,
10/01/30	4,000,000	4,398,120
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 5.75%, 10/01/29	750,000	806,025
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/34	1,750,000	1,888,565
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, Pre-Refunded, 6.00%, 10/01/38	1,335,000	1,440,705
Lafayette Utilities Revenue, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,469,200
Louisiana HFA,
SFMR, Home Ownership Program, Series A, GNMA Secured, 5.50%, 6/01/40	1,825,000	1,860,369
SFMR, Home Ownership Program, Series B, GNMA Secured, 6.125%, 12/01/33	305,000	308,477
Louisiana Local Government Environmental Facilities and CDA Airport Revenue, Monroe Regional Airport
Terminal Project, Assured Guaranty, Pre-Refunded, 5.50%, 2/01/39	2,000,000	2,165,680

Quarterly Statement of Investments | See Notes to Statements of Investments. | 76

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue,
City of Shreveport, Independence Stadium Project, Refunding, 5.25%, 3/01/30	$8,845,000	$8,929,912
Delta Campus Facilities Corp. Project, Assured Guaranty, Pre-Refunded, 5.50%, 10/01/27.	5,000,000	5,171,250
Denham Springs Sewer District No. 1 Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/39	3,750,000	4,000,462
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%,
12/01/40	2,925,000	3,362,609
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/34	2,550,000	2,900,778
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/43	3,000,000	3,290,670
Jefferson Parish Projects, Series A, Pre-Refunded, 5.375%, 4/01/31	2,000,000	2,099,620
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,413,310
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,665,600
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/33	800,000	852,640
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/34	620,000	659,320
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	1,957,266
Ragin’ Cajun Facilities Inc., Student Housing and Parking Project, Refunding, AGMC Insured, 5.00%,
10/01/39	2,680,000	3,035,475
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 6.75%, 1/01/24	2,620,000	2,758,572
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 7.00%, 1/01/33	2,500,000	2,638,850
Woman’s Hospital Foundation Project, Refunding, Series A, 5.00%, 10/01/44	5,000,000	5,583,500
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,630,650
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	5,000,000	5,545,450
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39 .	3,500,000	3,778,040
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,351,400
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, 5.00%, 7/01/37	3,750,000	4,233,487
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30.	5,000,000	5,244,400
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,233,250
Loyola University Project, Pre-Refunded, 5.00%, 10/01/39	5,000,000	5,393,500
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/34	30,000	36,728
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	5,000,000	5,849,200
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	20,000	24,485
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46	10,000,000	11,231,800
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	1,730,000	1,923,673
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,007,300
Tulane University of Louisiana Project, Refunding, Series A, 5.00%, 12/15/41.	3,000,000	3,400,440
Tulane University of Louisiana Project, Refunding, Series A, 4.00%, 12/15/50.	2,000,000	2,082,240
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,147,516
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty,
Pre-Refunded, 6.75%, 6/01/26	5,000,000	5,133,600
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	3,000,000	3,443,070
second lien, Refunding, Series C, 5.00%, 5/01/40	5,000,000	5,842,200
second lien, Refunding, Series C, 5.00%, 5/01/45	10,000,000	11,637,800
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,580,300
Louisiana State GO,
Refunding, Series A, 5.00%, 9/01/36	5,000,000	5,743,000
Refunding, Series B, 5.00%, 8/01/28	5,000,000	5,954,750
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,388,720

|77

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State Highway Improvement Revenue,
Series A, 5.00%, 6/15/30	$2,860,000	$3,244,556
Series A, 5.00%, 6/15/32	9,850,000	11,421,666
Louisiana State Public Facilities Authority Lease Revenue,
Provident Group, Flagship Properties LLC, Louisiana State University Nicholson Gateway Project,
Series A, 5.00%, 7/01/46	6,500,000	7,237,100
Provident Group, Flagship Properties LLC, Louisiana University Greenhouse District, 5.00%, 7/01/52	2,000,000	2,223,320
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,137,425
Louisiana State Unclaimed Property Special Revenue,
I-49 North Project, 5.00%, 9/01/26	3,000,000	3,388,440
I-49 North Project, 5.00%, 9/01/33	5,860,000	6,473,659
Louisiana State University and Agricultural and Mechanical College Revenue,
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,457,800
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,153,310
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,197,404
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,146,120
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	4,500,000	5,045,760
Board of Supervisors, Auxiliary, Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,417,900
New Orleans Aviation Board Revenue,
General Airport, North Terminal Project, Series A, 5.00%, 1/01/48.	10,000,000	11,526,900
Restructuring GARB, Series A-1, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/23	2,000,000	2,094,280
New Orleans GO, Public Improvement, Series A, Assured Guaranty, Pre-Refunded, 5.125%, 12/01/30	10,055,000	10,055,000
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	534,440
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty,
5.125%, 4/01/38	5,000,000	5,047,850
Ruston Sales Tax Revenue, AGMC Insured, 5.00%, 6/01/35	1,085,000	1,237,009
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,285,478
Shreveport Limited Obligation Revenue, Independence Stadium Project, Refunding, BAM Insured, 5.00%,
3/01/27	1,500,000	1,778,535
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41.	4,000,000	4,518,680
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,008,050
St. Tammany Parish Utilities Revenue,
Series B, 5.50%, 8/01/35	2,650,000	2,912,774
Series B, 5.00%, 8/01/44	3,290,000	3,528,262
Terrebonne Levee and Conservation District Public Improvement Sales Tax Revenue, 5.00%, 7/01/38	2,000,000	2,212,560
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured,
5.00%, 4/01/32	2,265,000	2,454,309
		401,988,868

U.S. Territories 0.7%
Puerto Rico 0.7%
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33.	6,450,000	2,176,875
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 6.375%, 8/01/39	5,000,000	500,000
		2,676,875
Total Municipal Bonds before Short Term Investments (Cost $394,825,911)		404,665,743

|78

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $4,300,000) 1.0%
Municipal Bonds 1.0%
Louisiana 1.0%
[b] East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put, 0.95%, 11/01/19	$4,300,000	$4,300,000
Total Investments (Cost $399,125,911) 99.0%		408,965,743
Other Assets, less Liabilities 1.0%		4,011,233
Net Assets 100.0%.		$412,976,976

See Abbreviations on page 143.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|79

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 95.3%
Maryland 92.7%
Annapolis GO, Public Improvements, Pre-Refunded, 5.00%, 8/01/31	$1,250,000	$1,393,800
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,611,785
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	13,721,221
[a] Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put, 5.00%, 1/01/27	1,950,000	2,079,812
Baltimore County GO,
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/39	2,900,000	3,371,540
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/41	2,900,000	3,366,929
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,791,024
Mayor and City Council of Baltimore, Wastewater Projects, Series A, AGMC Insured, Pre-Refunded,
5.00%, 7/01/38	5,000,000	5,105,900
Mayor and City Council of Baltimore, Wastewater Projects, Series C, Pre-Refunded, 5.125%, 7/01/34	1,835,000	1,937,540
Mayor and City Council of Baltimore, Wastewater Projects, Series C, Pre-Refunded, 5.625%, 7/01/39	2,965,000	3,153,663
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/46	15,000,000	17,303,250
Mayor and City Council of Baltimore, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,625,350
Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/38.	8,930,000	10,046,875
Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/41.	7,845,000	8,581,959
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%,
7/01/34	275,000	291,211
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%,
7/01/34	475,000	503,386
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%,
7/01/39	1,250,000	1,331,963
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	5,003,300
Frederick County GO, Public Improvements, Series A, Pre-Refunded, 5.00%, 3/01/34	8,580,000	8,941,390
Howard County Housing Commission Revenue,
Gateway Village Apartments, 4.00%, 6/01/46	2,000,000	2,056,660
The Verona at Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,192,800
Woodfield Oxford Square Apartments, 5.00%, 12/01/46	5,000,000	5,673,650
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,273,843
Maryland Stadium Authority Revenue, Baltimore City Public Schools, Construction and Revitalization
Program, 5.00%, 5/01/46.	10,085,000	11,541,677
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39	5,335,000	5,404,622
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Senior Obligations, Series A-1, 4.00%, 6/01/47	2,300,000	2,387,262
Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	3,933,020
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	10,580,900
Maryland State EDC Student Housing Revenue,
Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,158,238
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,446,900
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,162,680
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,271,260
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,269,049
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/35.	4,225,000	4,878,270
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/43.	3,305,000	3,807,955
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,609,395
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,652,958
Maryland State GO, State and Local Facilities Loan of 2017, First Series A, 5.00%, 3/15/31	5,000,000	6,061,700

Quarterly Statement of Investments | See Notes to Statements of Investments. | 80

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	$8,000,000	$9,088,000
Anne Arundel Health System Issue, Refunding, 5.00%, 7/01/39	10,000,000	11,248,700
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,160,520
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,160,520
Charlestown Community Issue, Refunding, Series A, 5.00%, 1/01/45.	4,170,000	4,728,905
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,644,120
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/44	5,000,000	5,679,650
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	12,579,930
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,603,200
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,678,400
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	17,035,200
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,638,300
LifeBridge Health Issue, Refunding, 5.00%, 7/01/44	3,000,000	3,420,990
LifeBridge Health Issue, Refunding, 5.00%, 7/01/47	3,000,000	3,397,290
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,564,483
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,810,201
Maryland Institute College of Art Issue, Refunding, 5.00%, 6/01/29	1,000,000	1,110,980
Maryland Institute College of Art Issue, Refunding, 4.00%, 6/01/42	5,325,000	5,425,802
Medstar Health Issue, Series A, 5.00%, 8/15/38	5,000,000	5,644,200
Medstar Health Issue, Series A, 5.00%, 5/15/45	5,000,000	5,624,500
Meritus Medical Center Issue, Refunding, 5.00%, 7/01/45.	8,535,000	9,261,926
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	656,808
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	5,013,500
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC
Insured, 5.00%, 7/01/38	6,200,000	6,204,836
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	6,330,000	6,925,969
Trinity Health Credit Group, 5.00%, 12/01/46	1,680,000	1,932,101
University of Maryland Medical System Issue, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/28	15,000,000	15,343,350
University of Maryland Medical System Issue, Refunding, 5.00%, 7/01/35	2,100,000	2,384,172
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/39	10,000,000	11,359,300
Montgomery County GO,
Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20.	8,000,000	8,359,360
Consolidated Public Improvement, Refunding, Series A, 4.00%, 12/01/33.	7,000,000	7,641,550
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,776,076
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,432,819
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,683,062
Department of Liquor Control, Series A, 5.00%, 4/01/30.	1,935,000	2,103,210
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	1,991,287
Series A, 5.00%, 4/01/31	1,240,000	1,329,627
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30.	2,060,000	2,237,160
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%,
6/30/30	4,000,000	4,009,200
Washington Suburban Sanitary District GO,
Consolidated Public Improvement, Second Series, 5.00%, 6/01/37	10,000,000	11,759,800
Consolidated Public Improvement, Second Series, 4.00%, 6/01/43	8,070,000	8,546,695
		439,720,436

|81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
District of Columbia 1.8%
Washington Metropolitan Area Transit Authority Gross Revenue,
Transit, Series A, Pre-Refunded, 5.125%, 7/01/32	$2,500,000	$2,637,700
Transit, Series B, 5.00%, 7/01/42	5,000,000	5,886,000
		8,523,700

U.S. Territories 0.8%
Puerto Rico 0.8%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	5,000,000	1,687,500
Series XX, 5.25%, 7/01/40	5,000,000	1,687,500
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 6.00%, 8/01/42	4,160,000	416,000
		3,791,000
Total Municipal Bonds before Short Term Investments (Cost $441,465,966)		452,035,136
Short Term Investments (Cost $14,055,000) 2.9%
Municipal Bonds 2.9%
Maryland 2.9%
[c] Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical
System Issue, Refunding, Series D, LOC Toronto Dominion Bank, Daily VRDN and Put, 0.95%, 7/01/41	14,055,000	14,055,000
Total Investments (Cost $455,520,966) 98.2%		466,090,136
Other Assets, less Liabilities 1.8%		8,322,714
Net Assets 100.0%.		$474,412,850

See Abbreviations on page 143.

aThe maturity date shown represents the mandatory put date.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|82

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin Massachusetts Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.5%
Massachusetts 98.5%
Boston GO, Refunding, Series B, 5.00%, 4/01/26	$6,160,000	$7,450,520
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	4,863,364
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,439,080
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,735,547
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,296,686
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	5,115,840
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,911,950
Series A, 5.00%, 7/01/40	5,000,000	5,753,400
Subordinate, Series A, Subseries A-2, 5.00%, 7/01/45	2,000,000	2,343,440
Subordinate, Series A, Subseries A-2, 5.00%, 7/01/46	5,000,000	5,854,050
Massachusetts Commonwealth GO, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	5,000,000	6,516,950
Massachusetts Development Finance Agency Revenue,
The Board of Institute Issue, Refunding, 4.00%, 4/01/41.	5,000,000	5,304,400
Boston College Issue, Refunding, Series T, 5.00%, 7/01/42.	3,750,000	4,383,712
Boston University Issue, Series BB1, 4.00%, 10/01/46	5,000,000	5,215,250
Brandeis University Issue, Series N, 5.00%, 10/01/39.	5,000,000	5,140,350
The Broad Institute Issue, Series A, Pre-Refunded, 5.375%, 4/01/41	15,000,000	16,800,150
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46.	6,890,000	7,865,279
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/28	1,805,000	2,205,909
Harvard University Issue, Refunding, Series A, 4.00%, 7/15/29	7,500,000	8,491,050
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/33	5,000,000	5,976,000
Lahey Clinic Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/32.	2,975,000	3,403,757
Northeastern University Issue, Series A, 5.00%, 3/01/44	8,520,000	9,722,428
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,489,550
Partners Healthcare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,786,650
Partners Healthcare System Issue, Refunding, Series Q, 5.00%, 7/01/34	5,000,000	5,771,450
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	14,379,888
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	8,455,000	8,476,307
WGBH Educational Foundation Issue, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 1/01/36	3,000,000	3,008,520
Williams College Issue, Refunding, Series Q, 5.00%, 7/01/46	5,000,000	5,800,250
Williams College Issue, Refunding, Series S, 4.00%, 7/01/46	9,550,000	10,151,268
Worcester Polytech Institute Issue, Refunding, 5.00%, 9/01/42	1,090,000	1,261,948
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,937,857
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,821,700
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33	10,000,000	10,153,400
Series B, 5.00%, 5/01/40	4,625,000	4,957,491
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	17,193,256
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28.	4,540,000	4,792,923
Issue I, Refunding, Series A, 5.50%, 1/01/22.	3,000,000	3,194,010
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/27	5,000,000	5,910,650
Massachusetts State GO,
Consolidated Loan of 2014, Series F, 4.00%, 11/01/29.	6,000,000	6,479,460
Consolidated Loan of 2017, Series A, 5.25%, 4/01/42	5,000,000	6,035,500

Quarterly Statement of Investments | See Notes to Statements of Investments. | 83

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	$675,000	$675,608
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 6.00%, 11/15/28	3,000,000	3,253,260
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 5.125%, 11/15/35	3,150,000	3,363,286
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,500,290
Lesley University Issue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/39	9,350,000	9,883,137
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,556,428
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	5,500,000	5,739,635
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,424,500
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	480,916
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27.	4,000,000	4,096,360
Housing, Refunding, Series A, 3.50%, 12/01/31.	5,805,000	5,921,390
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,740,137
Housing, Series C, 5.35%, 12/01/49.	4,500,000	4,607,775
Housing, Series D, 5.05%, 6/01/40.	3,835,000	3,925,314
Housing, Series F, 3.15%, 12/01/32	2,185,000	2,176,741
Housing, Series F, 3.45%, 12/01/37	955,000	959,804
SF Housing, Series 159, 4.05%, 12/01/32.	1,810,000	1,861,639
SF Housing, Series 162, 3.15%, 12/01/32.	10,905,000	10,863,779
Massachusetts State Port Authority Revenue, Refunding, Series A, 5.00%, 7/01/34	2,260,000	2,666,845
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 8/15/31	6,000,000	7,113,360
Senior, Refunding, Series C, 5.00%, 11/15/34	5,000,000	5,917,300
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,070,600
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	13,220,719
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	22,230,767
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, Pre-Refunded, 4.00%, 6/01/31	5,555,000	6,002,066
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/41	2,200,000	2,568,962
Rail Enhancement and Accelerated Bridge Programs, Series B, 4.00%, 6/01/45	7,175,000	7,631,832
Massachusetts State Water Pollution Abatement Trust Revenue,
Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,671
Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,816
State Revolving Fund, Refunding, 5.00%, 8/01/23	3,000,000	3,512,430
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	250,000	250,855
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	6,875,000	8,065,131
General, Green Bonds, Series B, 5.00%, 8/01/40.	1,140,000	1,353,032
General, Green Bonds, Series B, 5.00%, 8/01/42.	3,145,000	3,729,781
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,965,383
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	8,231,625
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	6,224,538
Plymouth GO, Municipal Purpose Loan, Refunding, 4.00%, 5/01/47	5,000,000	5,231,500
Springfield Water and Sewer Commission Revenue, General, Series C, 5.00%, 4/15/37	1,260,000	1,498,329
Tewksbury GO,
Fire Station, 3.00%, 6/01/34	750,000	746,130
Fire Station, 3.00%, 6/01/35	750,000	738,930
Fire Station, 3.00%, 6/01/36	750,000	730,208

|84

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
University of Massachusetts Building Authority Project Revenue,
Refunding, Senior Series 1, 5.00%, 11/01/44	$4,000,000	$4,573,480
Senior Series 1, 5.25%, 11/01/42.	5,000,000	6,072,750
Worcester GO,
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,482,592
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,113,280
Total Municipal Bonds before Short Term Investments (Cost $452,194,989)		474,820,101

Short Term Investments (Cost $1,500,000) 0.3%
Municipal Bonds 0.3%
Massachusetts 0.3%
[a] Massachusetts State Health and Educational Facilities Authority Revenue, Harvard University Issue,
Refunding, Series R, Daily VRDN and Put, 0.83%, 11/01/49	1,500,000	1,500,000
Total Investments (Cost $453,694,989) 98.8%		476,320,101
Other Assets, less Liabilities 1.2%		5,917,886
Net Assets 100.0%.		$482,237,987

See Abbreviations on page 143.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|85

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Michigan Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.0%
Michigan 97.8%
Ann Arbor Public School District GO,
Refunding, 5.00%, 5/01/26	$750,000	$890,565
Refunding, 5.00%, 5/01/28	1,000,000	1,170,300
Refunding, 5.00%, 5/01/29	1,235,000	1,438,059
Battle Creek Water and Wastewater System Revenue, Series A, 5.00%, 6/01/36	1,300,000	1,477,970
Bloomfield Charter Township GO,
County of Oakland, Refunding, 5.00%, 5/01/27	680,000	818,475
County of Oakland, Refunding, 5.00%, 5/01/29	470,000	558,205
County of Oakland, Refunding, 5.00%, 5/01/32	1,000,000	1,172,770
Byron Center Public Schools GO,
School Building and Site, Series I, 5.00%, 5/01/34	1,000,000	1,161,080
School Building and Site, Series I, 5.00%, 5/01/35	1,920,000	2,219,059
School Building and Site, Series I, 5.00%, 5/01/36	650,000	748,950
School Building and Site, Series I, 5.00%, 5/01/37	1,480,000	1,701,393
School Building and Site, Series I, 5.00%, 5/01/38	1,330,000	1,525,457
School Building and Site, Series I, 5.00%, 5/01/39	2,290,000	2,622,531
School Building and Site, Series I, 5.00%, 5/01/43	2,250,000	2,568,870
School Building and Site, Series I, 5.00%, 5/01/47	4,140,000	4,712,314
Caledonia Community Schools GO,
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/25	1,000,000	1,186,670
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/26	1,000,000	1,195,200
Central Michigan University Revenue,
General, Refunding, 5.00%, 10/01/30	1,910,000	2,224,768
General, Refunding, 5.00%, 10/01/31	1,055,000	1,226,701
General, Refunding, 5.00%, 10/01/34	1,600,000	1,844,080
General, Refunding, 5.00%, 10/01/39	2,000,000	2,296,980
Chippewa Valley Schools GO,
Refunding, 5.00%, 5/01/28	6,075,000	6,941,052
Refunding, 5.00%, 5/01/29	6,425,000	7,316,340
Refunding, 5.00%, 5/01/30	6,420,000	7,289,653
Refunding, 5.00%, 5/01/31	3,000,000	3,398,220
Refunding, 5.00%, 5/01/32	6,590,000	7,446,898
Commerce Charter Township GO, Capital Improvement, Refunding, 5.00%, 12/01/38	3,250,000	3,733,730
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%,
5/01/29	10,000,000	12,185,100
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,377,900
Detroit Water Supply System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/34	25,000	25,066
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	30,000	30,083
senior lien, Series B, BHAC Insured, Pre-Refunded, 5.25%, 7/01/35	17,500,000	17,895,500
DeWitt Public Schools GO,
School Building and Site, 5.00%, 5/01/30	500,000	593,145
School Building and Site, 5.00%, 5/01/33	815,000	952,099
School Building and Site, 5.00%, 5/01/34	1,000,000	1,161,080
School Building and Site, 5.00%, 5/01/35	1,000,000	1,155,760
School Building and Site, 5.00%, 5/01/36	1,000,000	1,152,230
East Lansing School District GO,
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/35	1,500,000	1,733,640
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,100,000	1,264,549
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/42	3,500,000	3,999,065

Quarterly Statement of Investments | See Notes to Statements of Investments. | 86

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Farmington Public School District GO,
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/27	$1,000,000	$1,175,480
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/28	2,000,000	2,340,600
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/32	4,035,000	4,654,251
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/33	2,900,000	3,336,682
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	3,000,000	3,440,910
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	1,000,000	1,144,810
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,600,088
Grand Rapids Sanitary Sewer System Revenue,
County of Kent, Improvement and Refunding, 5.00%, 1/01/28	1,560,000	1,825,465
County of Kent, Improvement and Refunding, 5.00%, 1/01/29	1,000,000	1,166,440
County of Kent, Improvement and Refunding, 5.00%, 1/01/31	2,095,000	2,429,425
County of Kent, Improvement and Refunding, 5.00%, 1/01/32	1,175,000	1,359,663
County of Kent, Improvement and Refunding, 5.00%, 1/01/33	1,125,000	1,297,654
County of Kent, Improvement and Refunding, 5.00%, 1/01/34	1,000,000	1,149,800
County of Kent, Improvement and Refunding, 5.00%, 1/01/35	1,500,000	1,722,870
County of Kent, Improvement and Refunding, 5.00%, 1/01/39	880,000	1,005,400
County of Kent, Improvement and Refunding, 5.00%, 1/01/44	2,000,000	2,282,580
County of Kent, Refunding, 5.00%, 1/01/36	1,250,000	1,435,800
County of Kent, Refunding, 5.00%, 1/01/38	1,000,000	1,144,770
Grand Rapids Water Supply System Revenue,
Assured Guaranty, Pre-Refunded, 5.10%, 1/01/39.	3,000,000	3,112,740
Improvement and Refunding, 5.00%, 1/01/46	2,525,000	2,863,401
Grand Traverse County Hospital Finance Authority Revenue,
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	2,000,000	2,189,880
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/47	2,500,000	2,734,250
Grand Valley State University Revenue,
General, Refunding, Series A, 5.00%, 12/01/32	4,295,000	4,945,134
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	17,165,000	17,476,888
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	8,570,000	8,725,717
Grandville Public School District GO,
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/29.	750,000	856,448
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/30.	1,000,000	1,138,350
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/31.	1,150,000	1,305,009
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/32.	1,165,000	1,318,722
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/34.	1,315,000	1,478,284
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/35.	1,225,000	1,373,666
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/37.	2,915,000	3,260,602
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/40.	6,215,000	6,934,448
Holly Area School District GO,
County of Oakland, Refunding, 5.00%, 5/01/30	1,045,000	1,198,782
County of Oakland, Refunding, 5.00%, 5/01/32	1,040,000	1,184,466
[a] Hudsonville Public Schools GO,
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/37	1,550,000	1,786,778
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/39	2,500,000	2,875,300
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/41	2,500,000	2,868,725
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,811,900
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Bronson Methodist Hospital, AGMC Insured, Pre-Refunded, 5.25%, 5/15/36	5,530,000	5,998,557
Bronson Methodist Hospital, Refunding, AGMC Insured, 5.25%, 5/15/36	4,470,000	4,783,079
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,109,690

|87

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Kelloggsville Public School District GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33	$1,045,000	$1,202,356
School Building and Site, AGMC Insured, 5.00%, 5/01/35	1,150,000	1,316,532
School Building and Site, AGMC Insured, 5.00%, 5/01/38	3,815,000	4,345,552
Kent County GO,
Capital Improvement, 5.00%, 6/01/32	1,305,000	1,544,454
Capital Improvement, 5.00%, 6/01/33	1,275,000	1,502,562
Kentwood Public Schools GO,
School Building and Site, 5.00%, 5/01/35	1,205,000	1,377,122
School Building and Site, 5.00%, 5/01/36	1,205,000	1,373,290
School Building and Site, 5.00%, 5/01/38	1,210,000	1,373,241
School Building and Site, 5.00%, 5/01/41	1,120,000	1,270,214
School Building and Site, 5.00%, 5/01/44	1,800,000	2,037,150
L’Anse Creuse Public Schools GO,
Refunding, 5.00%, 5/01/28	5,230,000	6,120,669
Refunding, 5.00%, 5/01/30	5,560,000	6,445,652
Refunding, 5.00%, 5/01/32	5,890,000	6,759,894
Refunding, 5.00%, 5/01/34	6,220,000	7,071,705
Refunding, 5.00%, 5/01/35	2,840,000	3,216,754
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,146,600
Lansing Community College GO,
[a] College Building and Site, Refunding, 5.00%, 5/01/30	1,000,000	1,187,760
College Building and Site, Refunding, 5.00%, 5/01/32	3,000,000	3,312,480
[a] College Building and Site, Refunding, 5.00%, 5/01/32	2,000,000	2,352,860
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/36	1,395,000	1,597,596
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,490,000	1,702,832
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/39	2,125,000	2,420,099
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/40	2,200,000	2,503,754
Lapeer Community Schools GO,
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/33	4,400,000	4,466,572
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/37	4,325,000	4,390,437
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group,
Refunding, Series B, 6.00%, 11/15/35	5,000,000	5,802,850
Livonia Public Schools School District GO,
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/36	5,725,000	6,435,415
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/38	6,000,000	6,728,460
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/43	16,850,000	18,310,221
Macomb Interceptor Drain Drainage District GO,
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/34	2,000,000	2,359,860
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/42	7,500,000	8,761,650
Mason County CSD,
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/25	1,050,000	1,246,004
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/26	1,100,000	1,306,162
Mattawan Consolidated School District GO,
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/30	1,000,000	1,159,290
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/31	1,915,000	2,207,516
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/32	1,110,000	1,273,936
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/34	2,325,000	2,643,362
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/39	3,375,000	3,794,074

|88

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Meridian Public Schools District GO,
County of Midland, Refunding, 5.00%, 5/01/27	$735,000	$866,161
County of Midland, Refunding, 5.00%, 5/01/29	775,000	902,426
County of Midland, Refunding, 5.00%, 5/01/31	1,130,000	1,302,608
Michigan Finance Authority Revenue,
Clean Water Revolving Fund, Refunding, Series B, 4.00%, 10/01/30	2,750,000	3,019,913
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/30	4,930,000	5,693,953
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/32	2,725,000	3,106,772
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/37	4,235,000	4,747,647
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	27,780,000	31,028,871
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,294,016
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,585,105
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	11,119,157
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,173,720
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,923,520
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	20,000,000	22,662,000
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,426,750
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,423,780
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,272,640
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-7, 5.00%, 11/15/46	5,000,000	5,733,050
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,457,700
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/26.	2,065,000	2,298,469
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/27.	2,285,000	2,534,476
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/28.	2,615,000	2,889,680
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/35.	2,250,000	2,446,223
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,335,250
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	915,000	960,201
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,085,000	25,300,329
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,481,200
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	555,000	577,872
Facilities Program, Refunding, Series I, 5.00%, 4/15/41	13,000,000	14,868,620
Facilities Program, Refunding, Series I, 5.00%, 10/15/46	6,500,000	7,358,975
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,683,550
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,246,300
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,678,300
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	14,445,000	15,042,879
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	565,000	597,103
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution Control
Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,482,070
Michigan State Technological University Revenue, General, Refunding, Series A, 5.00%, 10/01/45	2,400,000	2,737,848
Michigan State University Revenue,
General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	15,487,318
General, Series A, 5.00%, 8/15/40	8,500,000	9,811,890
Muskegon County GO,
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/33	1,360,000	1,577,178
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/36	1,735,000	1,997,401
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,184,290
Oakland Schools Intermediate School District GO,
Refunding, 5.00%, 5/01/35	1,500,000	1,738,365
Refunding, 5.00%, 5/01/36	1,005,000	1,163,076

|89

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Oakland University Board of Trustees Revenue,
General, 5.00%, 3/01/47	$7,230,000	$8,177,058
General, Refunding, 5.00%, 3/01/27	1,000,000	1,147,350
General, Refunding, 5.00%, 3/01/30	1,010,000	1,145,673
General, Refunding, 5.00%, 3/01/31	1,260,000	1,423,838
General, Refunding, 5.00%, 3/01/32	1,000,000	1,133,720
General, Refunding, 5.00%, 3/01/33	1,285,000	1,451,305
General, Refunding, 5.00%, 3/01/34	1,000,000	1,126,360
General, Refunding, 5.00%, 3/01/39	3,000,000	3,368,130
Rochester Community School District GO,
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/30	350,000	409,038
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/31	1,500,000	1,749,330
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/32	5,575,000	6,474,470
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/35	6,450,000	7,361,062
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/36	2,800,000	3,186,596
Rockford Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/33	5,000,000	5,074,600
Roseville Community Schools District GO,
County of Macomb, Refunding, 5.00%, 5/01/26	1,400,000	1,662,388
County of Macomb, Refunding, 5.00%, 5/01/27	1,370,000	1,614,477
County of Macomb, Refunding, 5.00%, 5/01/28	3,040,000	3,557,712
County of Macomb, Refunding, 5.00%, 5/01/29	3,300,000	3,842,586
County of Macomb, Refunding, 5.00%, 5/01/30	1,620,000	1,878,050
County of Macomb, Refunding, 5.00%, 5/01/31	1,585,000	1,827,109
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,818,196
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,829,325
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	17,500,000	19,303,375
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	10,510,200
Saginaw City School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,
5/01/38	10,555,000	10,714,697
Saginaw Valley State University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	7,050,000	7,199,319
General, Refunding, Series A, 5.00%, 7/01/30	1,750,000	2,031,523
General, Refunding, Series A, 5.00%, 7/01/31	2,170,000	2,510,169
General, Refunding, Series A, 5.00%, 7/01/33	1,240,000	1,423,222
Saline Area Schools GO,
County of Washtenaw, School Building and Site, 5.00%, 5/01/30	1,400,000	1,621,340
County of Washtenaw, School Building and Site, 5.00%, 5/01/31	500,000	576,225
County of Washtenaw, School Building and Site, 5.00%, 5/01/34	2,750,000	3,127,520
County of Washtenaw, School Building and Site, 5.00%, 5/01/36	2,950,000	3,331,700
South Haven Public Schools GO,
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/33	350,000	402,703
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/35	1,575,000	1,803,076
Trenton Public Schools GO,
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	4,575,000	4,644,220
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/38	8,150,000	8,273,309
Troy City School District GO, Refunding, 5.00%, 5/01/26	1,230,000	1,460,527
University of Michigan Revenue,
General, Refunding, 5.00%, 4/01/46	2,000,000	2,323,040
General, Refunding, Series A, 5.00%, 4/01/37	2,700,000	3,211,272
General, Refunding, Series A, 5.00%, 4/01/42	26,635,000	31,485,766
Refunding, Series A, 5.00%, 4/01/47	5,000,000	5,888,100

|90

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Warren Consolidated Schools District GO, Counties of Macomb and Oakland, School Building and Site,
5.00%, 5/01/32	$2,500,000	$2,746,125
Wayne County Airport Authority Revenue,
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/27	9,910,000	9,910,000
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/28	10,170,000	10,170,000
Wayne State University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28	10,455,000	10,821,970
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/35	9,965,000	10,314,771
General, Refunding, AGMC Insured, 5.00%, 11/15/28	13,095,000	13,524,385
General, Refunding, AGMC Insured, 5.00%, 11/15/35	12,470,000	12,860,934
General, Refunding, Series A, 5.00%, 11/15/31	1,860,000	2,145,863
General, Refunding, Series A, 5.00%, 11/15/33	1,500,000	1,732,605
Western Michigan University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28	5,500,000	5,589,925
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/32	6,410,000	6,514,803
General, Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,764,495
General, Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,534,436
General, Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,909,942
General, Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,328,940
General, Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,902,000
General, Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,775,748
General, Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,269,440
Zeeland Public Schools GO,
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/31	1,530,000	1,771,495
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/33	2,000,000	2,301,160
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/34	2,000,000	2,293,940
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/35	2,000,000	2,289,620
		996,112,873

U.S. Territories 0.2%
Puerto Rico 0.2%
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 6.375%, 8/01/39	10,000,000	1,000,000
First Subordinate, Series A, 6.00%, 8/01/42	15,000,000	1,500,000
		2,500,000
Total Municipal Bonds before Short Term Investments (Cost $984,378,642)		998,612,873

|91

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments 0.7%
Municipal Bonds 0.7%
Michigan 0.7%
[c] Green Lake Township EDC Revenue, Interlochen Center for the Arts Project, Refunding, LOC Harris Trust
& Savings Bank, Daily VRDN and Put, 0.92%, 6/01/34	$7,200,000	$7,200,000
[c] University of Michigan Revenue, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 0.89%,
4/01/38	400,000	400,000
Total Short Term Investments (Cost $7,600,000)		7,600,000
Total Investments (Cost $991,978,642) 98.7%.		1,006,212,873
Other Assets, less Liabilities 1.3%.		12,798,282
Net Assets 100.0%		$1,019,011,155

See Abbreviations on page 143.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|92

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Minnesota Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.4%
Minnesota 99.4%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, 5.00%, 2/01/37	$11,700,000	$12,723,867
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School
District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,292,933
Bemidji GO, Sales Tax, Pre-Refunded, 5.25%, 2/01/38	12,055,000	13,388,886
Big Lake ISD No. 727 GO,
Refunding, Series B, 5.00%, 2/01/23	2,990,000	3,362,674
Refunding, Series B, 5.00%, 2/01/24	3,000,000	3,382,890
Refunding, Series B, 5.00%, 2/01/25	1,225,000	1,378,211
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,055,000
Brainerd ISD No. 181 GO,
School Building, Refunding, Series A, 4.00%, 2/01/19	5,025,000	5,169,820
School Building, Refunding, Series A, 4.00%, 2/01/20	5,025,000	5,170,976
Cambridge ISD No. 911 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/27	3,410,000	3,516,392
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/30	5,585,000	5,659,169
Central Municipal Power Agency Revenue,
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/32	1,150,000	1,258,376
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/42	1,615,000	1,750,902
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A,
5.00%, 2/01/20	4,135,000	4,428,337
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/20	4,475,000	4,697,989
Circle Pines ISD No. 12 GO,
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/32	1,450,000	901,581
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/34	1,600,000	905,040
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/35	350,000	188,934
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,137,584
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	850,000	889,083
Duluth ISD No. 709 COP,
Full Term Certificates, Series B, AGMC Insured, Pre-Refunded, 5.00%, 2/01/28	18,890,000	19,632,755
Full Term Certificates, Series B, Pre-Refunded, 4.75%, 2/01/25	8,445,000	8,752,905
Refunding, Series A, 5.00%, 2/01/25	1,015,000	1,183,236
Refunding, Series A, 5.00%, 2/01/26	2,740,000	3,227,117
Refunding, Series A, 4.00%, 2/01/27	3,750,000	4,116,225
Refunding, Series A, 4.00%, 2/01/28	1,500,000	1,635,000
Duluth ISD No. 709 GO,
Refunding, Series B, 4.00%, 2/01/25	3,450,000	3,832,571
Refunding, Series B, 2.50%, 2/01/26	2,840,000	2,839,943
Elk River ISD No. 728 GO, School Building, Elk River Area Schools, Series A, 4.00%, 2/01/32	6,130,000	6,629,779
Farmington ISD No. 192 GO,
School Building, Refunding, Series C, 5.00%, 2/01/24	7,165,000	8,404,473
School Building, Series A, 4.00%, 2/01/28	5,230,000	5,785,269
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,659,485

Quarterly Statement of Investments | See Notes to Statements of Investments. | 93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Fridley ISD No. 14 GO, School Building, Fridley Public Schools, Series A, 4.00%, 2/01/28	$1,005,000	$1,114,826
Hennepin County GO, Series C, 5.00%, 12/01/34	6,680,000	7,969,908
Hennepin County Regional Railroad Authority GO,
Refunding, Series A, 4.00%, 12/01/27	2,475,000	2,580,064
Refunding, Series A, 4.00%, 12/01/28	1,590,000	1,655,270
Hennepin County Sales Tax Revenue,
Ballpark Project, first lien, Series A, Pre-Refunded, 4.75%, 12/15/37	3,000,000	3,003,450
Ballpark Project, second lien, Series B, 5.00%, 12/15/21	5,000,000	5,015,350
Hermantown ISD No. 700 GO, School Building, Series A, 4.00%, 2/01/29	2,310,000	2,501,083
Hutchinson ISD No. 423 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, 5.00%, 2/01/28	1,685,000	2,014,687
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,918,760
Jordan ISD No. 717 GO,
School Building, Refunding, Series A, 5.00%, 2/01/32	1,605,000	1,848,334
School Building, Series A, 5.00%, 2/01/31	1,460,000	1,672,080
School Building, Series A, 5.00%, 2/01/33	1,700,000	1,946,942
School Building, Series A, 5.00%, 2/01/34	1,805,000	2,067,194
School Building, Series A, 5.00%, 2/01/35	1,000,000	1,145,260
School Building, Series A, Pre-Refunded, 5.00%, 2/01/32	395,000	452,378
Lakeville GO,
Refunding, Series B, 4.00%, 2/01/21	1,000,000	1,072,010
Refunding, Series B, 3.00%, 2/01/30	4,690,000	4,752,283
Lakeville ISD No. 194 GO, Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,688,338
Maple Grove GO,
Improvement, Refunding, Series A, 4.00%, 2/01/21	2,100,000	2,249,877
Improvement, Refunding, Series A, 4.00%, 2/01/22	2,470,000	2,689,830
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO, Wastewater Revenue, Refunding,
Series C, 3.00%, 3/01/30	7,305,000	7,427,870
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater Revenue, Series C, 5.00%,
3/01/24	6,250,000	7,409,375
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,070,270
Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A, 5.00%, 11/15/26	2,000,000	2,413,940
Allina Health System, Refunding, Series A, 5.00%, 11/15/27	2,000,000	2,427,760
Minneapolis Health Care System Revenue,
Fairview Health Services, Refunding, Series A, 5.00%, 11/15/44	10,000,000	11,308,300
Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	29,485,000	30,857,527
Fairview Health Services, Series B, Assured Guaranty, Pre-Refunded, 6.50%, 11/15/38	5,515,000	5,783,525
[a] Minneapolis Special School District No. 1 GO,
Long Term Facilities Maintenance, Series B, 5.00%, 2/01/30	2,590,000	3,175,159
Long-Term Facilities Maintenance, Series B, 4.00%, 2/01/32	2,595,000	2,878,140
Minneapolis-St. Paul Metropolitan Airports Commission Revenue,
Airport, senior bond, Refunding, Series A, 5.00%, 1/01/26	6,000,000	7,266,240
Airport, senior bond, Refunding, Series A, 5.00%, 1/01/30	11,750,000	14,142,770
Airport, senior bond, Refunding, Series A, 5.00%, 1/01/35	9,295,000	9,860,787
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/34	2,870,000	3,387,978
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/35	4,025,000	4,740,806
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/41	19,655,000	22,859,158
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/46	15,500,000	17,959,850
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,393,950
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,671,495

|94

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, (continued)
Airport, sub. bond, Refunding, Series B, 5.00%, 1/01/28	$2,250,000	$2,505,398
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/30.	14,600,000	15,566,520
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%,
2/15/37.	20,600,000	20,707,532
Minnesota Public Facilities Authority State Revenue,
Revolving Fund, Refunding, Series A, 5.00%, 3/01/24	17,010,000	20,165,355
Revolving Fund, Series C, Pre-Refunded, 5.00%, 3/01/26	16,530,000	17,750,906
Minnesota State 911 Revenue,
Public Safety Radio Communications System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/22.	1,000,000	1,043,180
Public Safety Radio Communications System Project, Assured Guaranty, Pre-Refunded, 4.50%,
6/01/24.	3,745,000	3,906,709
Public Safety Radio Communications System Project, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/24.	3,000,000	3,054,510
Minnesota State Colleges and Universities Revenue,
Board of Trustees, Fund, Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,611,983
Board of Trustees, Fund, Series A, 4.00%, 10/01/24	1,535,000	1,675,499
Board of Trustees, Fund, Series A, 5.00%, 10/01/28	2,135,000	2,364,683
Board of Trustees, Fund, Series A, 4.625%, 10/01/29	6,615,000	6,947,668
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	3,615,000	4,158,118
Minnesota State General Fund Revenue,
Appropriation, Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,359,440
Appropriation, Refunding, Series A, 3.00%, 3/01/30	5,000,000	5,019,700
Appropriation, Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,730,369
Appropriation, Series A, 5.00%, 6/01/38.	8,500,000	9,654,130
Minnesota State GO,
Various Purpose, Refunding, Series F, 4.00%, 10/01/24	12,720,000	14,148,965
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,641,450
Various Purpose, Series A, 5.00%, 8/01/28	5,570,000	6,778,579
Various Purpose, Series A, Pre-Refunded, 4.25%, 12/01/27	5,000,000	5,260,750
Various Purpose, Series A, Pre-Refunded, 4.50%, 12/01/28	15,540,000	16,426,246
Various Purpose, Series H, 5.00%, 11/01/27	325,000	345,238
Various Purpose, Series H, Pre-Refunded, 5.00%, 11/01/27.	2,175,000	2,312,134
Minnesota State HFA Homeownership Finance Revenue,
MBS Program, Series E, GNMA Secured, 4.45%, 7/01/31	2,665,000	2,787,643
MBS Program, Series G, GNMA Secured, 4.00%, 7/01/26	1,415,000	1,486,684
MBS Program, Series G, GNMA Secured, 4.40%, 7/01/32	2,400,000	2,554,080
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,751,881
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,459,293
Residential Housing Finance, Refunding, Series B, 3.10%, 7/01/35	8,520,000	8,444,513
Residential Housing Finance, Series E, 4.90%, 7/01/29	6,050,000	6,230,229
Residential Housing Finance, Series E, 5.10%, 1/01/40	5,725,000	5,861,312
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, Pre-Refunded, 5.00%, 3/01/40	4,000,000	4,168,480
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/33	1,500,000	1,622,760
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/35	500,000	536,895
Macalester College, Refunding, 3.00%, 3/01/33	3,010,000	2,969,967
Macalester College, Refunding, 4.00%, 3/01/42	900,000	958,662

|95

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota State Higher Education Facilities Authority Revenue, (continued)
Macalester College, Refunding, 4.00%, 3/01/48	$2,150,000	$2,270,701
Macalester College, Series 7-I, Pre-Refunded, 5.00%, 6/01/35	5,000,000	5,412,350
University of St. Thomas, Refunding, Series 8-L, 5.00%, 4/01/35	750,000	860,340
University of St. Thomas, Refunding, Series 8-M, 4.00%, 4/01/22	1,215,000	1,317,279
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,700,810
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,714,901
University of St. Thomas, Series 8-L, 4.00%, 4/01/31	4,200,000	4,575,102
Minnesota State Municipal Power Agency Electric Revenue,
4.00%, 10/01/41	4,680,000	4,962,017
5.00%, 10/01/47	4,650,000	5,315,787
Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,346,529
Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,273,524
Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,052,430
Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,161,380
Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,164,443
Series A, 5.25%, 10/01/35	12,000,000	13,000,200
New London-Spicer Schools ISD No. 345 GO,
School Building, Series A, 4.00%, 2/01/28	1,160,000	1,284,050
School Building, Series A, 4.00%, 2/01/29	1,095,000	1,199,419
School Building, Series A, 4.00%, 2/01/31	1,300,000	1,404,169
New Prague ISD No. 721 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/22	3,090,000	3,306,609
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/23	3,045,000	3,250,690
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/24	3,245,000	3,455,957
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/25	3,300,000	3,495,756
Northern Municipal Power Agency Electric System Revenue,
Refunding, 5.00%, 1/01/41	800,000	915,328
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,509,229
Series A, 5.00%, 1/01/30	1,190,000	1,321,352
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,005,540
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,524,960
Perham ISD No. 549 GO,
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/27	715,000	777,119
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/28	1,045,000	1,130,826
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/29	500,000	538,995
Ramsey GO,
Capital Improvement Plan, Refunding, Series A, 3.00%, 12/15/28	1,105,000	1,129,896
Capital Improvement Plan, Refunding, Series A, 3.375%, 12/15/31	1,215,000	1,247,987
Rochester Electricity Utility Revenue,
Refunding, Series A, 5.00%, 12/01/42	2,000,000	2,330,320
Refunding, Series A, 5.00%, 12/01/47	9,210,000	10,691,613
Series B, 5.00%, 12/01/43	1,000,000	1,128,810
Rochester Health Care Facilities Revenue,
[b] Mayo Clinic, Mandatory Put, Series C, 4.50%, 11/15/21.	10,190,000	11,237,736
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/33	4,425,000	5,617,714
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/34	10,235,000	13,048,909
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/35	5,000,000	6,396,000

|96

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Rochester Health Care Facilities Revenue, (continued)
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/36	$4,200,000	$5,386,038
Mayo Clinic, Series D, 5.00%, 11/15/38	5,000,000	5,383,800
Mayo Clinic, Series E, 5.00%, 11/15/38	20,000,000	21,535,200
Rosemount ISD No. 196 GO,
School Building, Refunding, Series C, 4.00%, 2/01/21	1,365,000	1,463,294
School Building, Refunding, Series C, 4.00%, 2/01/22	2,380,000	2,595,818
Sartell ISD No. 748 GO,
Capital Appreciation, School Building, Series B, zero cpn., 2/01/36	3,000,000	1,586,340
Capital Appreciation, School Building, Series B, zero cpn., 2/01/37	2,820,000	1,431,629
Capital Appreciation, School Building, Series B, zero cpn., 2/01/38	5,220,000	2,547,778
Capital Appreciation, School Building, Series B, zero cpn., 2/01/39	2,820,000	1,322,777
School Building, Series A, 5.00%, 2/01/26	1,500,000	1,783,290
School Building, Series A, 5.00%, 2/01/27	2,075,000	2,451,779
South Washington County ISD No. 833 GO,
School Building, Series A, 4.00%, 2/01/29	4,220,000	4,622,419
School Building, Series A, 4.00%, 2/01/30	9,640,000	10,470,872
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,772,129
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	13,514,442
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,577,800
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	4,379,229
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	5,169,582
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	15,918,746
Refunding, Series A, 5.00%, 1/01/46	9,345,000	10,626,013
Series A, 5.00%, 1/01/42	1,315,000	1,533,474
Series A, Pre-Refunded, 5.00%, 1/01/21	1,000,000	1,036,520
Series A, Pre-Refunded, 5.00%, 1/01/22	2,060,000	2,135,231
Series A, Pre-Refunded, 5.50%, 1/01/24	1,000,000	1,041,830
Series A, Pre-Refunded, 5.25%, 1/01/30	2,000,000	2,078,340
St. Cloud Health Care Revenue,
CentraCare Health System, Refunding, Series A, 5.125%, 5/01/30	750,000	805,935
CentraCare Health System, Refunding, Series A, 4.00%, 5/01/37	12,310,000	13,031,612
CentraCare Health System, Series A, Pre-Refunded, 5.125%, 5/01/30	9,250,000	10,005,725
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.375%, 5/01/31	1,000,000	1,052,200
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.50%, 5/01/39	27,400,000	28,877,956
St. Cloud Public Schools ISD No. 742 COP, 4.00%, 2/01/38	1,000,000	1,025,640
St. Cloud Public Schools ISD No. 742 GO,
Series A, 4.00%, 2/01/28	2,080,000	2,309,195
Series A, 4.00%, 2/01/29	1,000,000	1,104,630
Series B, 4.00%, 2/01/30	4,060,000	4,465,919
Series B, 4.00%, 2/01/36	2,500,000	2,681,525
Series B, 4.00%, 2/01/37	2,250,000	2,408,310
St. Michael ISD No. 885 GO, Refunding, Series A, 4.25%, 2/01/32	10,295,000	10,960,160
St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A-1, 5.25%, 11/15/29	2,440,000	2,624,732
Allina Health System, Series A-1, Pre-Refunded, 5.25%, 11/15/29	2,560,000	2,739,430
Fairview Health Services, Refunding, Series A, 3.125%, 11/15/32.	2,000,000	1,953,160
Fairview Health Services, Refunding, Series A, 4.00%, 11/15/43	3,000,000	3,137,880

|97

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
St. Paul ISD No. 625 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series B,
5.00%, 2/01/24		$2,925,000	$3,374,690
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30	.	1,385,000	1,402,922
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31	.	1,195,000	1,191,104
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31		1,000,000	1,155,630
Series G, 5.00%, 11/01/32		1,000,000	1,161,130
University of Minnesota GO,
Series A, 4.00%, 2/01/26		1,000,000	1,092,410
Series A, 5.00%, 4/01/41		5,000,000	5,823,750
Series A, 5.00%, 9/01/41		5,000,000	5,946,050
Series A, Pre-Refunded, 5.25%, 4/01/29		1,000,000	1,048,180
Series A, Pre-Refunded, 5.125%, 4/01/34		1,000,000	1,046,550
Series B, 5.00%, 1/01/38		4,500,000	5,108,625
University of Minnesota Revenue,
Series A, 5.00%, 9/01/42		4,410,000	5,240,271
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/25.		5,000,000	6,020,700
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/28.		7,225,000	8,592,981
State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%,
8/01/36.		5,000,000	5,494,900
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22		3,000,000	3,055,920
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24		5,000,000	5,759,500
Refunding, Series A, 5.00%, 1/01/25		3,370,000	3,864,312
Refunding, Series A, 5.00%, 1/01/29		1,200,000	1,359,264
Refunding, Series A, 5.00%, 1/01/35		3,000,000	3,457,590
Refunding, Series A, 5.00%, 1/01/36		2,035,000	2,340,657
Series A, 5.00%, 1/01/20		3,725,000	3,983,217
Series A, 5.00%, 1/01/40		8,075,000	9,186,604
Series A, 5.00%, 1/01/46		11,870,000	13,468,295
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/29		1,000,000	1,007,190
Total Municipal Bonds before Short Term Investments (Cost $1,007,398,393)			1,042,125,285

Short Term Investments 0.4%
Municipal Bonds 0.4%
Minnesota 0.4%
[c] Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue,
Children’s Hospitals and Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily
VRDN and Put, 0.92%, 8/15/25		2,400,000	2,400,000
Children’s Hospitals and Clinics of Minnesota, Tranche II, Series A, AGMC Insured, SPA US Bank
National Association, Daily VRDN and Put, 0.93%, 8/15/37		400,000	400,000

|98

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Minnesota (continued)
[c] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series B-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.92%, 11/15/35.	$1,300,000	$1,300,000
Total Short Term Investments (Cost $4,100,000)		4,100,000
Total Investments (Cost $1,011,498,393) 99.8%		1,046,225,285
Other Assets, less Liabilities 0.2%.		2,120,254
Net Assets 100.0%		$1,048,345,539

See Abbreviations on page 143.

aSecurity purchased on a when-issued basis.
bThe maturity date shown represents the mandatory put date.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|99

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin Missouri Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.7%
Missouri 97.8%
Belton School District No. 124 GO, Direct Deposit Program, Refunding and Improvement, 5.50%, 3/01/34 .	$1,400,000	$1,739,374
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation
Revenue,
combined lien, Refunding, Series A, 5.00%, 10/01/33	14,425,000	16,320,445
combined lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,192,100
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,783,965
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	31,825,302
Cape Girardeau County IDA Health Facilities Revenue,
St. Francis Medical Center, Refunding, 5.00%, 6/01/39	7,110,000	7,983,179
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,414,150
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,834,240
St. Francis Medical Center, Series A, Pre-Refunded, 5.75%, 6/01/39	3,150,000	3,343,851
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products
Co. Project, 5.30%, 5/15/28.	6,875,000	6,889,094
Cape Girardeau County School District No. R-2 GO,
Direct Deposit Program, 4.00%, 3/01/34	1,000,000	1,085,640
Direct Deposit Program, 4.00%, 3/01/37	1,900,000	2,043,279
Carroll County Public Water Supply District No. 1 Waterworks Revenue,
Pre-Refunded, 5.625%, 3/01/34	1,000,000	1,010,370
Pre-Refunded, 6.00%, 3/01/39	1,000,000	1,011,270
Clay County Reorganization School District No. R-1 Kearney GO,
Direct Deposit Program, School Building, 3.00%, 3/01/33	1,620,000	1,596,510
Direct Deposit Program, School Building, 3.00%, 3/01/34	1,670,000	1,636,216
Direct Deposit Program, School Building, 3.00%, 3/01/35	1,730,000	1,691,110
Direct Deposit Program, School Building, 3.00%, 3/01/36	1,540,000	1,508,091
Direct Deposit Program, School Building, 3.125%, 3/01/37.	1,855,000	1,837,711
Columbia School District GO, Refunding and Improvement, 5.00%, 3/01/36	1,225,000	1,427,958
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,189,200
Refunding, Series A, 5.00%, 11/01/26	7,830,000	9,305,094
Independence School District GO,
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/27	680,000	726,804
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/27	2,620,000	2,808,719
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/28	645,000	689,395
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/28	2,355,000	2,521,922
Missouri Direct Deposit Program, Refunding and Improvement, Series B, 5.50%, 3/01/34	2,000,000	2,468,120
Missouri Direct Deposit Program, Refunding and Improvement, Series B, 5.50%, 3/01/37	2,070,000	2,535,460
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	590,000	630,610
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	2,410,000	2,579,182
Jackson County Reorganized School District No. 4 Blue Springs GO,
Refunding and Improvement, Series A, 5.00%, 3/01/29	320,000	333,235
Refunding and Improvement, Series A, 5.00%, 3/01/29	3,680,000	3,820,613
Jefferson City School District GO,
Missouri Direct Deposit Program, 4.00%, 3/01/34	6,840,000	7,341,098
Missouri Direct Deposit Program, 4.00%, 3/01/35	3,000,000	3,208,470
Missouri Direct Deposit Program, 5.00%, 3/01/36	2,700,000	3,132,216
Missouri Direct Deposit Program, 5.00%, 3/01/37	2,750,000	3,183,620
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26.	6,000,000	6,497,940
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,233,789
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,224,188

Quarterly Statement of Investments | See Notes to Statements of Investments. | 100

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Joplin IDA Health Facilities Revenue, (continued)
Freeman Health System Project, Refunding, 5.00%, 2/15/35	$4,000,000	$4,361,720
[a] Joplin Schools GO, Direct Deposit Program, Refunding, 4.00%, 3/01/32	10,000,000	10,993,600
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29.	5,000,000	5,612,350
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30.	12,000,000	13,469,640
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32.	3,000,000	3,280,800
Downtown Redevelopment District, Series A, AMBAC Insured, Pre-Refunded, 4.50%, 12/01/32	5,690,000	5,690,000
Downtown Redevelopment District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32	15,000,000	15,000,000
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	31,682,919
Series A, 5.25%, 1/01/34	9,500,000	9,854,540
Kansas City Special Obligation Revenue,
Downtown Arena Project, Series C, Pre-Refunded, 5.125%, 4/01/38	10,000,000	10,124,700
East Village Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 4/15/31	6,445,000	6,532,136
Kansas City Water Revenue,
Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	13,201,933
Series A, 4.00%, 12/01/41	4,970,000	5,314,620
Lincoln University Auxiliary System Revenue, Subordinate, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,331,789
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Improvement and Refunding, Series B, 5.00%, 5/01/38	8,770,000	10,205,474
Improvement and Refunding, Series B, 5.00%, 5/01/45	28,280,000	32,826,293
Series C, 5.00%, 5/01/46	24,700,000	28,645,084
Missouri State Board of Public Buildings Special Obligation Revenue,
Refunding, Series A, 4.00%, 10/01/25	3,870,000	4,027,083
Series A, 3.00%, 4/01/30	5,230,000	5,302,174
Series A, 3.00%, 4/01/32	5,000,000	4,971,050
Missouri State Development Finance Board Revenue, Infrastructure Facilities, City of Independence,
Electric System, Dogwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,481,150
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble
Paper Products Co. Project, 5.20%, 3/15/29	3,000,000	3,627,540
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and
Drinking Water Revenue,
SRF Programs, Refunding, Series A, 5.00%, 1/01/23	12,485,000	13,331,982
SRF Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,423,522
SRF Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,694,220
SRF Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,205
SRF Programs, Series A, 5.75%, 1/01/29	190,000	198,430
SRF Programs, Series A, Pre-Refunded, 5.00%, 1/01/23	15,000	16,027
SRF Programs, Series A, Pre-Refunded, 5.75%, 1/01/29	2,310,000	2,411,478
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, The
Washington University, Series A, Pre-Refunded, 5.375%, 3/15/39	16,825,000	17,020,675
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40	1,650,000	1,757,432
Bethesda Health Group Inc., 5.00%, 8/01/45	1,300,000	1,376,830
BJC Health System, 5.00%, 1/01/44	8,175,000	9,025,772
CoxHealth, Refunding, 5.50%, 11/15/39.	2,970,000	3,065,693
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	17,000,000	19,008,210
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,839,123
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,015,052
CoxHealth, Series A, Pre-Refunded, 5.50%, 11/15/39	11,355,000	11,795,801
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,214,120

| 101

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, (continued)
Mercy Health, 4.00%, 11/15/42	$8,000,000	$8,268,320
Mercy Health, Refunding, Series C, 5.00%, 11/15/47.	15,000,000	17,119,650
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	28,002,500
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	17,262,573
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,464,660
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	6,870,000	7,733,559
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/35	3,950,000	4,457,733
St. Luke’s Health System Inc., Series A, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	10,000,000	10,393,100
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	6,725,000	6,989,360
Missouri State Health and Educational Facilities Authority Revenue,
Educational Facilities, A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,407,564
Educational Facilities, A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,327,944
Educational Facilities, A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,393,250
Educational Facilities, A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,962,420
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A,
5.00%, 6/01/42	2,800,000	3,187,632
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A,
5.00%, 6/01/47	4,875,000	5,528,640
Educational Facilities, Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,437,150
Educational Facilities, Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,255,900
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/38	10,000,000	11,483,000
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/47	15,000,000	17,096,400
Educational Facilities, University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,656,150
Educational Facilities, The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,041,000
Educational Facilities, Webster University Project, Improvement, Pre-Refunded, 5.00%, 4/01/36	7,000,000	7,743,540
Health Facilities, The Children’s Mercy Hospital, Pre-Refunded, 5.625%, 5/15/39	7,785,000	8,230,302
Health Facilities, The Children’s Mercy Hospital, Refunding, 5.625%, 5/15/39	1,715,000	1,813,973
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,082,704
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,631,712
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,623,235
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,435,328
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/46	15,575,000	16,943,108
Missouri State Highways and Transportation Commission State Road Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/26	3,465,000	4,253,738
Series A, 5.00%, 5/01/20	6,875,000	7,206,031
Series A, 5.00%, 5/01/21	5,000,000	5,237,150
Series A, 5.00%, 5/01/24	1,150,000	1,204,878
Missouri State Housing Development Commission SFMR,
Homeownership Loan Program, Series C, GNMA Secured, 5.00%, 3/01/32	220,000	226,607
Homeownership Loan Program, Series D, GNMA Secured, 4.70%, 3/01/35	1,175,000	1,228,780
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30.	3,000,000	3,423,870
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31.	2,000,000	2,275,320
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32.	1,500,000	1,704,675
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34.	2,000,000	2,268,100
Iatan 2 Project, Series A, 5.00%, 12/01/35	7,335,000	8,344,369
Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39	15,750,000	16,501,117
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,341,200
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,480,250
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,620,200
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	6,912,780

| 102

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, (continued)
Prairie State Project, Refunding, Series A, 5.00%, 12/01/34	$1,500,000	$1,714,950
Prairie State Project, Refunding, Series A, 5.00%, 12/01/40	27,950,000	31,665,114
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%, 1/01/32	3,600,000	3,858,084
MoPEP Facilities, 5.00%, 1/01/37	3,400,000	3,620,898
Monarch-Chesterfield Levee District Special Tax,
St. Louis County, Levee District, Refunding, 5.00%, 3/01/40	4,395,000	4,823,513
St. Louis County, Levee District Improvement, NATL Insured, 5.75%, 3/01/19	240,000	240,826
Move Rolla Transportation Development District Transportation Sales Tax Revenue, 4.75%, 6/01/47	5,000,000	5,234,700
Peculiar Combined Waterworks and Sewerage System Revenue,
Assured Guaranty, 4.00%, 6/01/39	1,000,000	1,083,790
Assured Guaranty, 4.00%, 6/01/42	2,405,000	2,598,242
Platte County School District Park Hill GO, Direct Deposit Program, 4.00%, 3/01/31	8,875,000	9,646,859
Riverside-Quindaro Bend Levee District Revenue,
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/26	1,000,000	1,101,270
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/29	2,585,000	2,823,802
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20	5,000,000	5,390,700
Refunding, 5.00%, 6/01/21	13,130,000	14,461,382
Refunding, 5.00%, 6/01/22	12,570,000	14,130,440
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.00%, 3/01/33	1,000,000	1,126,780
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31	1,795,000	1,998,086
Sewer System Improvements Project, 5.00%, 4/01/32	1,885,000	2,096,610
St. Charles School District GO,
Missouri Direct Deposit Program, 4.00%, 3/01/35	1,735,000	1,852,945
Missouri Direct Deposit Program, 4.00%, 3/01/36	2,000,000	2,129,960
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/28	1,000,000	1,267,660
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	16,701,892
Lambert-St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,134,340
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,363,150
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	1,000,000	1,168,530
Refunding, Series B, AGMC Insured, 5.00%, 7/01/27	1,000,000	1,188,260
Series C, AGMC Insured, 5.00%, 7/01/42	3,930,000	4,551,490
Series C, AGMC Insured, 5.00%, 7/01/47	8,770,000	10,117,598
Series D, AGMC Insured, 5.00%, 7/01/33.	1,000,000	1,153,660
Series D, AGMC Insured, 5.00%, 7/01/34.	1,415,000	1,626,118
Series D, AGMC Insured, 5.00%, 7/01/36.	1,125,000	1,285,853
Series D, AGMC Insured, 5.00%, 7/01/37.	1,000,000	1,140,330
St. Louis Lambert International Airport, Refunding, Series A, AGMC Insured, 5.00%, 7/01/31	1,850,000	2,193,138
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/32	515,000	582,362
Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/37	1,195,000	1,326,187
Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/48	8,095,000	8,872,363
Friendship Village Chesterfield, Pre-Refunded, 5.00%, 9/01/42.	3,165,000	3,618,608
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	8,029,980
St. Louis County School District No. 101 Affton GO,
Direct Deposit Program, Series A, 5.00%, 3/01/32	1,500,000	1,767,015
Direct Deposit Program, Series A, 5.00%, 3/01/33	1,595,000	1,870,409
Direct Deposit Program, Series A, 5.00%, 3/01/34	1,700,000	1,989,034

| 103

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
St. Louis County School District No. 101 Affton GO, (continued)
Direct Deposit Program, Series A, 5.00%, 3/01/35	$1,810,000	$2,109,736
Direct Deposit Program, Series A, 5.00%, 3/01/36	1,920,000	2,231,213
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series
B, Assured Guaranty, Pre-Refunded, 5.375%, 7/15/38	22,725,000	24,097,135
		1,058,581,181

U.S. Territories 1.9%
Guam 0.6%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,047,798
Puerto Rico 1.3%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	6,520,500
Series XX, 5.75%, 7/01/36	6,000,000	2,025,000
Series XX, 5.25%, 7/01/40	10,000,000	3,375,000
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.50%, 8/01/37	13,760,000	1,376,000
First Subordinate, Series A, 6.50%, 8/01/44	10,000,000	1,000,000
		14,296,500
Total U.S. Territories		20,344,298
Total Municipal Bonds before Short Term Investments (Cost $1,080,150,070)		1,078,925,479

Short Term Investments (Cost $3,900,000) 0.4%
Municipal Bonds 0.4%
Missouri 0.4%
[c] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, Kansas City Art
Institute, LOC Commerce Bank, Daily VRDN and Put, 0.99%, 12/01/35	3,900,000	3,900,000
Total Investments (Cost $1,084,050,070) 100.1%		1,082,825,479
Other Assets, less Liabilities (0.1)%		(636,672)
Net Assets 100.0%		$1,082,188,807

See Abbreviations on page 143.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 104

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin New Jersey Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.6%
Delaware 0.7%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,644,280
New Jersey 85.0%
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL
Insured, 6.80%, 3/01/21	5,400,000	6,102,216
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured,
5.00%, 9/01/39	2,000,000	2,250,220
Gloucester County Improvement Authority Revenue, Rowan University Business and Engineering School
Projects, Series C, 5.00%, 7/01/44	3,500,000	3,903,270
Hudson County Improvement Authority Lease Revenue, County Secured, Hudson County Vocational-
Technical Schools Project, 5.00%, 5/01/46	6,000,000	6,876,180
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility
Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,071,760
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	842,040
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational
Services Commission Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,122,160
New Brunswick Parking Authority Revenue,
City Guaranteed, Refunding, Series A, BAM Insured, 5.00%, 9/01/39.	5,000,000	5,759,550
City Guaranteed, Refunding, Series B, AGMC Insured, 4.00%, 9/01/40	5,350,000	5,603,162
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,614,400
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,343,975
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,224,730
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,071,420
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	10,992,500
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series
A, 5.875%, 6/01/42.	17,950,000	19,314,379
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,205,950
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/32	640,000	708,301
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/37	600,000	653,850
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%,
7/01/47	1,500,000	1,620,285
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%,
1/01/48	7,000,000	7,449,610
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	11,036,000
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	10,371,476
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	5,108,432
School Facilities Construction, Series Y, Pre-Refunded, 5.00%, 9/01/33	6,000,000	6,160,500
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	25,000	25,964
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	2,975,000	3,103,200
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,672,600
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	9,260,037
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	10,600,000	12,202,190
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	10,299,600
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	224,677
Atlantic Health System Hospital Corp. Issue, Series A, Pre-Refunded, 5.00%, 7/01/27	7,780,000	7,947,037
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	5,500,000	6,249,705

Quarterly Statement of Investments | See Notes to Statements of Investments. | 105

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue, (continued)
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	$15,530,000	$17,090,920
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/38.	3,000,000	3,479,820
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/39.	5,000,000	5,790,700
Hackensack University Medical Center, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/31	5,000,000	5,015,150
Hackensack University Medical Center, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/36	5,000,000	5,015,150
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,914,735
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	1,600,000	1,824,528
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/46	18,500,000	20,820,270
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/42	8,000,000	9,073,440
Inspira Health Obligated Group Issue, Series A, 4.00%, 7/01/47	8,700,000	8,951,082
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,798,150
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	9,465,000	9,668,214
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	13,265,000	13,549,800
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,090,300
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,595,160
RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	16,929,150
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,262,047
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,652,190
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,084,340
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,693,420
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,633,500
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.75%, 10/01/31.	10,000,000	10,629,400
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38.	11,555,000	11,840,177
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	3,445,000	3,557,410
New Jersey Institute of Technology GO, Series A, 5.00%, 7/01/45	6,000,000	6,833,760
New Jersey Institute of Technology Revenue,
Series A, 5.00%, 7/01/42	4,860,000	5,377,639
Series A, Pre-Refunded, 5.00%, 7/01/42	2,140,000	2,448,545
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/29	1,000,000	1,054,810
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series F, 4.00%, 7/01/35	1,850,000	1,923,538
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	5,940,000	6,067,531
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	11,000,000	11,236,170
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,041,195
[a] Kean University Issue, Refunding, Series D, 4.00%, 9/01/38	1,150,000	1,212,480
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,492,223
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,633,300
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	10,415,000	11,808,839
Montclair State University Issue, Refunding, Series B, 5.00%, 7/01/34	2,325,000	2,681,841
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,548,793
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,371,112
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,685,250
Montclair State University Issue, Series J, Pre-Refunded, 5.25%, 7/01/38.	2,000,000	2,045,200
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,319,300
Princeton University, Series B, 5.00%, 7/01/39.	15,000,000	16,599,600
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,644,300
Ramapo College of New Jersey Issue, Series A, AGMC insured, 5.00%, 7/01/35	3,955,000	4,559,166
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,103,780

| 106

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	$1,000,000	$1,101,060
The Richard Stockton College of New Jersey Issue, Series A, Pre-Refunded, 5.375%, 7/01/38.	5,000,000	5,115,100
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	451,816
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,459,055
Seton Hall University Issue, Refunding, Series D, 5.00%, 7/01/42	4,945,000	5,656,437
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37.	5,000,000	5,362,550
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/42	6,250,000	7,116,063
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/47	4,085,000	4,633,125
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	100,000	102,088
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	829,408
The William Paterson University of New Jersey Issue, Refunding, Series C, Assured Guaranty, 5.00%,
7/01/38	395,000	401,735
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, Pre-Refunded,
5.00%, 7/01/38	5,105,000	5,214,604
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33.	2,140,000	2,345,354
Refunding, Series 1A, 5.125%, 12/01/27	2,870,000	3,039,761
Refunding, Series 1A, 5.25%, 12/01/28	2,875,000	3,051,353
Series 2, 5.00%, 12/01/26.	715,000	767,710
Series 2, 5.00%, 12/01/27.	520,000	557,560
Series 2, 5.00%, 12/01/28.	540,000	578,356
Series 2, 5.00%, 12/01/30.	1,500,000	1,602,525
Series 2, 5.00%, 12/01/36.	1,000,000	1,065,680
Series A, 5.625%, 6/01/30	14,500,000	15,266,470
Series A, Assured Guaranty, 6.125%, 6/01/30	5,320,000	5,409,961
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,510,866
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	10,000,000	10,893,900
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	3,054,000
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	5,275,800
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	5,308,300
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	16,807,885
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,367,150
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,034,200
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	10,000,000	10,022,700
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	9,320,098
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series B, 5.00%, 1/01/40	20,745,000	24,309,406
Turnpike, Refunding, Series H, 5.00%, 1/01/36	9,100,000	9,414,496
Turnpike, Series A, 5.00%, 1/01/34	6,505,000	7,627,633
Turnpike, Series A, 5.00%, 1/01/35	3,495,000	4,082,929
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40.	30,000,000	31,191,600
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/36	4,900,000	5,076,253
Turnpike, Series I, Pre-Refunded, 5.00%, 1/01/35	5,000,000	5,347,650
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark
Redevelopment Projects, Refunding, 4.00%, 1/01/37	20,745,000	22,245,693
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%,
6/01/42	17,800,000	19,246,606
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project,
5.00%, 5/01/42	3,200,000	3,419,872

| 107

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
Rutgers State University GO,
Series F, Pre-Refunded, 5.00%, 5/01/39	$20,000,000	$20,968,800
Series L, 5.00%, 5/01/43	12,000,000	13,651,680
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,294,800
Somerset County GO,
Refunding, 4.00%, 8/01/27	1,000,000	1,154,890
Refunding, 4.00%, 8/01/28	1,405,000	1,609,470
Refunding, 4.00%, 8/01/29	1,000,000	1,136,250
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/35	2,815,000	1,100,327
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/36	2,810,000	1,034,726
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/37	2,815,000	977,931
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/38	2,810,000	918,954
		845,571,437
New York 8.0%
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,052,222
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,598,900
Consolidated, Refunding, One Hundred Seventy-First Series, 5.00%, 7/15/30.	12,200,000	13,597,388
Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,200,500
Consolidated, Refunding, One Hundred Sixtieth Series, 5.00%, 9/15/36	15,000,000	15,847,800
Consolidated, Refunding, One Hundred Sixty-Sixth Series, 5.25%, 7/15/36	5,000,000	5,510,400
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC
Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,422,960
		80,230,170
Pennsylvania 4.1%
Delaware River Joint Toll Bridge Commission Revenue, Bridge System, 5.00%, 7/01/42	12,500,000	14,465,500
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,406,800
Series E, 5.00%, 1/01/35	14,000,000	14,849,240
		40,721,540

U.S. Territories 0.8%
Puerto Rico 0.8%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	16,620,000	5,609,250
Series XX, 5.25%, 7/01/40	3,125,000	1,054,688
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 5.75%, 8/01/37	10,000,000	1,000,000
		7,663,938
Total Municipal Bonds before Short Term Investments (Cost $957,953,659)		980,831,365

| 108

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments 0.2%
Municipal Bonds 0.2%
New Jersey 0.2%
[c] New Jersey Health Care Facilities Financing Authority Revenue,
Virtua Health Issue, Series B, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.87%, 7/01/43.	$1,500,000	$1,500,000
Virtua Health Issue, Series C, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.87%, 7/01/43	900,000	900,000
Total Short Term Investments (Cost $2,400,000)		2,400,000
Total Investments (Cost $960,353,659) 98.8%		983,231,365
Other Assets, less Liabilities 1.2%		11,974,388
Net Assets 100.0%.		$995,205,753

See Abbreviations on page 143.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 109

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.3%
North Carolina 98.3%
Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	$3,000,000	$3,465,150
Cape Fear Public Utility Authority Water and Sewer System Revenue,
5.00%, 8/01/36	8,000,000	8,780,000
Pre-Refunded, 5.00%, 8/01/35	21,000,000	21,514,290
Refunding, 5.00%, 6/01/40	2,250,000	2,557,688
Cary Combined Enterprise System Revenue,
5.00%, 12/01/41	1,710,000	2,014,654
Refunding, 5.00%, 12/01/42	10,000,000	11,311,700
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,127,908
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,214,590
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	11,019,000
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,258,720
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33.	2,500,000	2,542,950
Charlotte GO,
Refunding, Series A, 4.00%, 7/01/35	1,560,000	1,680,822
Refunding, Series A, 4.00%, 7/01/36	2,250,000	2,415,443
Charlotte Storm Water Fee Revenue,
Refunding, 4.00%, 12/01/34	1,000,000	1,084,040
Refunding, 4.00%, 12/01/35	1,100,000	1,188,825
Refunding, 5.00%, 12/01/39	7,970,000	9,191,163
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	6,919,240
Refunding, 5.00%, 7/01/26	8,000,000	9,654,080
Refunding, 5.00%, 7/01/40	10,000,000	11,677,800
Refunding, Series B, 5.00%, 7/01/38	10,000,000	10,833,100
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,158,680
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/38	5,000,000	5,692,150
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/40	20,000,000	22,722,400
Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,385,640
Carolinas HealthCare System, Series A, 5.25%, 1/15/42	10,000,000	10,995,300
Carolinas HealthCare System, Series A, Pre-Refunded, 5.00%, 1/15/39.	10,000,000	10,043,200
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co.
Projects, Series A, 5.70%, 5/01/34	2,500,000	2,733,700
Dare County Utility System Revenue, Pre-Refunded, 5.00%, 2/01/41	5,000,000	5,514,950
Durham County COP, Series A, Pre-Refunded, 5.00%, 6/01/31	4,000,000	4,202,080
Durham Utility System Revenue, Pre-Refunded, 5.00%, 6/01/41	4,000,000	4,457,160
Greensboro Combined Enterprise System Revenue, Green Bonds, Refunding, Series A, 4.00%, 6/01/47	9,750,000	10,408,807
Greensboro GO, Refunding, 4.00%, 2/01/36	1,000,000	1,074,140
Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 4.00%, 4/01/35	1,000,000	1,057,280
Refunding, 4.00%, 4/01/46	4,225,000	4,397,972
Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	6,000,000	6,199,200
Guilford County GO, Public Improvement, Series B, 4.00%, 5/01/33	5,000,000	5,510,550
Harnett County COP,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28	1,000,000	1,050,520
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/29	500,000	525,260
High Point Combined Enterprise System Revenue, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,168,300

Quarterly Statement of Investments | See Notes to Statements of Investments. | 110

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Iredell County COP,
Iredell County Public Improvement Projects, AGMC Insured, Pre-Refunded, 5.125%, 6/01/27	$4,000,000	$4,074,120
Iredell County Public Improvement Projects, AGMC Insured, Pre-Refunded, 5.00%, 6/01/28.	1,000,000	1,017,920
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC
Insured, Pre-Refunded, 5.25%, 10/01/36	6,855,000	6,943,292
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28.	350,000	363,762
Mecklenburg County GO,
Public Improvement, Series A, 4.00%, 4/01/30	5,000,000	5,602,600
Series A, 5.00%, 4/01/28	5,000,000	5,964,600
Series A, 5.00%, 4/01/29	5,000,000	5,934,750
Monroe COP,
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/34	2,425,000	2,541,982
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/39	1,085,000	1,137,340
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,338,400
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,302,268
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/42	5,000,000	5,735,200
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/47	7,190,000	8,137,282
New Hanover Regional Medical Center Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
10/01/27	3,500,000	3,714,410
New Hanover Regional Medical Center Project, Series B, AGMC Insured, Pre-Refunded, 5.125%,
10/01/31	8,385,000	8,917,447
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Wake Forest University, Pre-Refunded, 5.00%, 1/01/38	25,000,000	25,913,000
Wake Forest University, Refunding, 4.00%, 1/01/35	5,000,000	5,403,000
Wake Forest University, Refunding, 4.00%, 1/01/36	5,000,000	5,391,200
Wake Forest University, Refunding, 4.00%, 1/01/38	5,000,000	5,371,550
Wake Forest University, Refunding, 4.00%, 1/01/39	6,750,000	7,241,062
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,415,200
Davidson College, 5.00%, 3/01/45	3,500,000	3,863,300
Duke University Project, Refunding, Series B, 5.00%, 10/01/41	13,585,000	15,733,604
Duke University Project, Refunding, Series B, 5.00%, 7/01/42	11,000,000	12,965,040
Duke University Project, Refunding, Series B, 4.00%, 10/01/44	5,085,000	5,439,882
Duke University Project, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,743,500
Duke University Project, Series B, Pre-Refunded, 5.00%, 10/01/38	20,000,000	20,898,400
Methodist University, 5.00%, 3/01/34	1,500,000	1,615,485
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.00%, 1/01/24	10,000,000	10,028,400
Series C, Pre-Refunded, 6.75%, 1/01/24	3,500,000	3,692,850
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	800,000	829,040
Refunding, Series A, 5.00%, 1/01/30	2,070,000	2,440,903
Refunding, Series A, 5.00%, 1/01/30	1,400,000	1,448,678
Refunding, Series A, 5.00%, 1/01/32	4,200,000	4,876,746
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,339,200
Series A, Pre-Refunded, 5.00%, 1/01/26	1,700,000	1,762,084
Series A, Pre-Refunded, 5.00%, 1/01/30	3,270,000	3,389,420
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/28	5,000,000	5,074,600
Series C, Pre-Refunded, 5.00%, 5/01/29	10,000,000	11,102,200

| 111

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina State GO,
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/23.		$10,000,000	$10,787,600
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/24.		10,000,000	10,787,600
Refunding, Series A, 5.00%, 6/01/23		5,000,000	5,830,200
Refunding, Series B, 5.00%, 6/01/19		5,000,000	5,255,650
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31		5,000,000	5,471,600
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34		6,000,000	6,576,120
Duke University Health System, Refunding, Series D, 4.00%, 6/01/42		10,475,000	11,077,836
Duke University Health System, Series A, 5.00%, 6/01/42		10,000,000	11,072,400
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42		11,500,000	12,080,980
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42		8,150,000	8,811,698
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46		20,000,000	22,242,800
Presbyterian Homes, Refunding, Series C, 5.00%, 10/01/31		5,000,000	5,651,250
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30		5,000,000	5,330,200
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19		160,000	160,440
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29		1,220,000	1,223,794
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33		10,000,000	10,485,100
Vidant Health, 5.00%, 6/01/40		5,000,000	5,621,000
Vidant Health, Refunding, Series A, 5.00%, 6/01/36		5,000,000	5,538,500
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38		5,000,000	5,620,350
North Carolina State Medical Care Commission Health System Revenue,
Mission Health Combined Group, Refunding, 5.00%, 10/01/33		1,535,000	1,814,570
Mission Health Combined Group, Refunding, 5.00%, 10/01/35		1,625,000	1,905,768
Mission Health Combined Group, Refunding, 5.00%, 10/01/36		10,000,000	11,392,700
North Carolina State Medical Care Commission Hospital Revenue, North Carolina Baptist Hospital,
Refunding, 5.00%, 6/01/34		10,000,000	10,773,700
[a] North Carolina State Medical Care Commission Retirement Facilities First Mortgage Revenue,
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/37		1,200,000	1,330,812
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/42		1,250,000	1,378,525
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/47		2,540,000	2,794,076
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40		6,000,000	6,352,200
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33		5,595,000	6,413,996
General, Refunding, Series A, 5.00%, 10/01/42		8,980,000	10,148,029
North Carolina Turnpike Authority Revenue,
Monroe Connector System, State Appropriated, 5.00%, 7/01/41		5,000,000	5,466,100
Monroe Expressway Toll, Refunding, Series A, 5.00%, 7/01/47		2,500,000	2,744,575
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/31		1,000,000	1,169,960
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/39		1,200,000	1,369,944
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/29	.	6,400,000	6,667,712
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%, 1/01/39	.	12,120,000	12,659,098
Northern Hospital District of Surry County Health Care Facilities Revenue,
Pre-Refunded, 6.00%, 10/01/28.		1,000,000	1,015,130
Pre-Refunded, 6.25%, 10/01/38.		2,000,000	2,031,880
Oak Island Enterprise System Revenue,
AGMC Insured, Refunding, 5.00%, 6/01/33		1,000,000	1,173,150
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34		1,540,000	1,640,423
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36		1,000,000	1,065,210
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/33		5,000,000	5,090,850
Pitt County Revenue, Limited Obligation, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34		1,000,000	1,077,510

| 112

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Raleigh Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/40	$11,915,000	$13,193,479
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,304,600
Refunding, Series B, 4.00%, 3/01/34	1,000,000	1,086,040
Series A, 4.00%, 3/01/46	7,000,000	7,467,810
Raleigh GO,
Refunding, Series A, 5.00%, 9/01/26	5,000,000	6,174,800
Refunding, Series A, 5.00%, 9/01/30	5,000,000	6,036,950
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27	350,000	412,458
Refunding, Series A, 5.00%, 5/01/29	1,000,000	1,168,830
Refunding, Series A, 5.00%, 5/01/30	550,000	640,833
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,512,987
Rockingham County COP, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/32	9,380,000	9,493,217
Union County Enterprise System Revenue, 5.00%, 6/01/34.	1,000,000	1,164,340
University of North Carolina at Charlotte Revenue,
General, Board of Governors, 5.00%, 4/01/43	5,000,000	5,708,050
General, Board of Governors, 5.00%, 4/01/45	9,450,000	10,804,374
General, Board of Governors, Refunding, 5.00%, 10/01/42	4,500,000	5,298,480
General, Board of Governors, Refunding, 5.00%, 10/01/47	5,000,000	5,863,900
General, Board of Governors, Series A, 5.00%, 4/01/37	12,995,000	14,397,290
General, Board of Governors, Series A, 5.00%, 4/01/41	18,000,000	19,872,180
University of North Carolina at Greensboro Revenue,
Board of Governors, General, 5.00%, 4/01/39	3,500,000	4,015,480
[a] Board of Governors, General, Refunding, 4.00%, 4/01/35.	1,205,000	1,298,833
[a] Board of Governors, General, Refunding, 4.00%, 4/01/36.	1,000,000	1,076,040
Board of Governors, General, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34	1,000,000	1,044,920
University of North Carolina at Wilmington COP, Student Housing Project, Assured Guaranty, Pre-
Refunded, 5.00%, 6/01/32	5,000,000	5,090,850
University of North Carolina at Wilmington Revenue, Student Housing Projects, Limited Obligation,
Refunding, 5.00%, 6/01/37	3,000,000	3,434,520
University of North Carolina Hospitals at Chapel Hill Revenue, Board of Governors, 5.00%, 2/01/46	4,265,000	4,828,407
University of North Carolina System Pool Revenue,
Series A, Assured Guaranty, 5.00%, 10/01/33	160,000	164,464
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/33	4,840,000	4,985,974
Wake County Revenue,
Limited Obligation, Pre-Refunded, 5.00%, 1/01/33	10,820,000	11,583,784
Limited Obligation, Pre-Refunded, 5.00%, 6/01/36	5,000,000	5,256,400
Limited Obligation, Pre-Refunded, 5.00%, 1/01/37	12,000,000	12,847,080
Western Carolina University Research and Development Corp. COP, Western Carolina University Student
Housing Project, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	5,000,000	5,090,850
Wilmington COP,
Series A, Pre-Refunded, 5.00%, 6/01/33	6,000,000	6,109,020
Series A, Pre-Refunded, 5.00%, 6/01/38	7,625,000	7,763,546
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	225,646
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,041,790
Winston-Salem City Water and Sewer System Revenue,
4.00%, 6/01/47	5,000,000	5,363,300
Pre-Refunded, 5.00%, 6/01/39	5,000,000	5,256,400
Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,721,371
Refunding, Series A, 4.00%, 6/01/34	1,350,000	1,472,742

| 113

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Winston-Salem City Water and Sewer System Revenue, (continued)
Refunding, Series A, 4.00%, 6/01/37	$5,000,000	$5,403,500
		962,228,740

U.S. Territories 1.0%
Puerto Rico 1.0%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.25%, 7/01/33.	6,500,000	2,193,750
Series WW, 5.50%, 7/01/38.	5,200,000	1,755,000
Series XX, 5.25%, 7/01/40	19,135,000	6,458,063
		10,406,813
Total Municipal Bonds before Short Term Investments (Cost $957,775,618)		972,635,553
Short Term Investments (Cost $3,700,000) 0.4%
Municipal Bonds 0.4%
North Carolina 0.4%
[c] The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.92%, 1/15/37	3,700,000	3,700,000
Total Investments (Cost $961,475,618) 99.7%		976,335,553
Other Assets, less Liabilities 0.3%		2,643,768
Net Assets 100.0%.		$978,979,321

See Abbreviations on page 143.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 114

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Ohio Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 98.9%
Ohio 98.9%
Akron Income Tax Revenue,
Community Learning Centers, 5.00%, 12/01/33	$4,250,000	$4,771,772
Community Learning Centers, Series A, 4.50%, 12/01/33	10,000,000	10,509,900
Allen County Hospital Facilities Revenue,
Catholic Healthcare Partners, Refunding, Series A, 5.25%, 6/01/38	15,000,000	16,073,100
Catholic Healthcare Partners, Refunding, Series B, 5.25%, 9/01/27.	7,570,000	8,280,293
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	7,500,000	8,448,975
Greenup Hydroelectric Project, Series A, 4.00%, 2/15/36	1,000,000	1,044,030
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,781,700
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/37	3,700,000	4,324,523
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	3,500,000	4,084,080
Prairie State Energy Campus Project, Refunding, Series A, Assured Guaranty, 5.25%, 2/15/33	1,725,000	1,738,541
Prairie State Energy Campus Project, Refunding, Series A, BAM Insured, 5.25%, 2/15/31	10,000,000	11,284,700
Prairie State Energy Campus Project, Refunding, Series A, BHAC Insured, 5.00%, 2/15/38	1,275,000	1,284,384
Prairie State Energy Campus Project, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/15/33	28,275,000	28,496,959
Prairie State Energy Campus Project, Series A, BHAC Insured, Pre-Refunded, 5.00%, 2/15/38	10,725,000	10,803,936
Anthony Wayne Local School District GO, Lucas Wood and Fulton Counties, School Facilities
Construction and Improvement, Series A, 4.00%, 12/01/39	3,000,000	3,127,170
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%,
11/01/49	6,685,000	6,850,454
Bath Local School District GO,
School Improvement, AGMC Insured, 4.00%, 12/01/44	1,295,000	1,316,186
School Improvement, AGMC Insured, 5.00%, 12/01/49	5,380,000	5,779,842
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,156,120
[a] Bluffton Village Hospital Facilities Revenue,
Blanchard Valley Health System, Refunding, 4.00%, 12/01/33	1,655,000	1,718,436
Blanchard Valley Health System, Refunding, 4.00%, 12/01/34	1,900,000	1,964,752
Bowling Green State University Revenue, General Receipts, Refunding, Series B, 5.00%, 6/01/42	3,250,000	3,714,165
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, Pre-Refunded,
5.25%, 1/15/36	1,300,000	1,305,902
Brooklyn City School District GO,
School Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/43	3,000,000	3,315,840
School Improvement, AGMC Insured, Pre-Refunded, 5.50%, 12/01/49	7,780,000	8,655,639
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/38	1,905,000	2,193,874
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/49	9,000,000	10,324,980
Butler County Hospital Facilities Revenue,
Cincinnati Children’s Hospital Medical Center, Refunding, Series X, 5.00%, 5/15/29	6,750,000	8,230,005
Kettering Health Network Obligated Group Project, 6.375%, 4/01/36	5,000,000	5,715,750
Kettering Health Network Obligated Group Project, 5.625%, 4/01/41	5,000,000	5,480,250
UC Health, Refunding, 5.00%, 11/15/45.	20,270,000	22,770,102
Canal Winchester Local School District GO,
Capital Appreciation, NATL Insured, zero cpn., 12/01/32	3,955,000	2,468,157
Capital Appreciation, NATL Insured, zero cpn., 12/01/33	2,000,000	1,200,000
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,647,253
Improvement and Refunding, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,513,080
Chillicothe City School District GO,
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/22	1,905,000	1,707,909
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/23	1,905,000	1,651,254
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/24	1,905,000	1,595,723

Quarterly Statement of Investments | See Notes to Statements of Investments. | 115

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Chillicothe Hospital Facilities Revenue, Adena Health System Obligated Group Project, Refunding and
Improvement, 5.00%, 12/01/37	$5,000,000	$5,678,250
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/27	14,900,000	18,517,869
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/28	8,180,000	10,249,785
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/18.	2,000,000	2,071,260
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19.	5,925,000	6,313,502
Various Purpose, Improvement and Refunding, Series A, 5.25%, 12/01/40.	6,500,000	7,607,795
City of Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty,
5.00%, 3/01/34	1,000,000	1,036,580
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,286,350
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,641,360
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	28,334,438
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,407,190
Cleveland Municipal School District GO,
School Improvement, Refunding, 5.00%, 12/01/25	3,600,000	4,116,168
School Improvement, Refunding, 5.00%, 12/01/27	1,000,000	1,136,750
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38	10,000,000	4,393,100
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,032,060
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,152,100
Cleveland Water PCR, Green Bonds, 5.00%, 11/15/41.	2,000,000	2,296,180
Columbus GO,
Various Purpose, Refunding, Series 1, 4.00%, 4/01/30	6,000,000	6,696,420
Various Purpose, Refunding, Series 3, 5.00%, 2/15/27	15,000,000	18,535,650
Various Purpose, Refunding, Series 3, 5.00%, 2/15/28	5,500,000	6,750,095
Various Purpose, Series A, 5.00%, 2/15/23	14,365,000	16,612,404
Various Purpose, Series A, 5.00%, 2/15/24	12,655,000	14,937,962
Various Purpose, Series A, 5.00%, 2/15/25	5,000,000	5,902,000
Columbus Metropolitan Library Special Obligation Revenue,
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/28	2,970,000	3,124,856
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/29	4,125,000	4,331,498
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/37	6,620,000	6,945,505
Library Fund Facilities Notes, Series 1, Pre-Refunded, 4.00%, 12/01/27	3,765,000	3,985,968
Columbus Sewerage System Revenue,
Refunding, 5.00%, 6/01/29	5,000,000	6,023,150
Refunding, 4.00%, 6/01/31	15,000,000	16,205,100
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,266,400
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,574,218
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F,
5.00%, 12/01/27	15,000,000	16,355,250
Cuyahoga County Excise Tax Revenue,
Sports Facilities Improvement Project, 5.00%, 12/01/24	1,000,000	1,153,950
Sports Facilities Improvement Project, 5.00%, 12/01/25	500,000	574,255
Dayton City School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
11/01/30	5,000,000	6,148,000
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	21,636,200
Deer Park Community City School District GO, County of Hamilton, School Improvement, Refunding,
Series A, 5.25%, 12/01/53	3,000,000	3,439,050

| 116

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Defiance City School District GO, Defiance and Paulding Counties, Various Purpose, Refunding, 5.00%,
12/01/46	$6,635,000	$7,448,584
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,944,760
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,204,080
Elyria City School District GO, Classroom Facilities and School Improvement, Series A, 5.00%, 12/01/43 .	5,500,000	6,309,930
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation,
Refunding, 5.00%, 12/01/35	20,000,000	23,356,600
Franklin County Hospital Facilities Revenue,
Nationwide Children’s Hospital Project, Refunding, Series A, 4.00%, 11/01/44	7,050,000	7,318,887
Nationwide Children’s Hospital Project, Refunding, Series C, 5.00%, 11/01/34	2,600,000	3,058,406
Nationwide Children’s Hospital Project, Refunding, Series C, 4.00%, 11/01/40	5,000,000	5,198,800
OhioHealth Corp., 5.00%, 5/15/33	6,290,000	7,255,389
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, Pre-Refunded,
5.25%, 11/01/40	15,000,000	16,015,950
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46.	7,500,000	8,512,125
Fremont City School District GO, Sandusky County, School Facilities Construction and Improvement,
Series A, 5.00%, 1/15/49	13,970,000	15,860,839
Greene County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, 5.50%,
4/01/39	12,930,000	13,567,190
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,235,660
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, Pre-
Refunded, 5.00%, 10/01/44.	6,205,000	7,121,665
Hamilton County Hospital Facilities Revenue, TriHealth Inc. Obligated Group Project, Series A, 5.00%,
8/15/42	5,000,000	5,647,900
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Refunding, Series A, 5.00%, 12/01/27	6,875,000	8,209,575
Hamilton County Student Housing Revenue,
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 5.00%, 6/01/30	7,000,000	7,467,390
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 4.75%, 6/01/39	7,000,000	7,193,550
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	2,112,386
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	4,276,125
School Improvement, 4.00%, 12/01/46.	10,000,000	10,532,800
Huber Heights City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/33	4,500,000	4,796,010
School Improvement, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,328,900
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	26,010,000	28,660,159
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,465,700
Lakewood City School District GO,
School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	12,220,486
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,000,000
Lakota Local School District GO,
Butler County, Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,463,980
Butler County, Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,777,803
Lancaster City School District GO, Fairfield County, School Facilities Construction and Improvement,
5.00%, 10/01/49	10,000,000	11,052,700
Lorain County Hospital Revenue,
Catholic Healthcare Partners, Refunding, Series C-1, AGMC Insured, 5.00%, 4/01/33.	19,410,000	19,729,877
Catholic Healthcare Partners, Refunding, Series C-2, AGMC Insured, 5.00%, 4/01/33.	8,000,000	8,132,640
Lucas County GO, Various Purpose, Pre-Refunded, 4.50%, 10/01/35	10,685,000	10,963,558
Lucas-Plaza HDC Revenue, Refunding, FHA Insured, ETM, zero cpn., 6/01/24.	35,230,000	30,545,467
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,232,064

| 117

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	$3,500,000	$3,500,000
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured,
ETM, 5.50%, 10/15/25	3,995,000	4,560,652
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	943,320
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	923,270
Marysville Wastewater Treatment System Revenue,
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,132,434
Refunding, BAM Insured, 4.00%, 12/01/46	9,370,000	9,733,931
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,782,144
Medina School District COP, School Facilities Project, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/31 .	5,725,000	5,836,008
Miami University Revenue,
General Receipts, Refunding, 5.00%, 9/01/31.	4,000,000	4,439,560
General Receipts, Refunding, 5.00%, 9/01/31.	2,320,000	2,671,480
General Receipts, Refunding, 5.00%, 9/01/34.	3,500,000	4,023,250
General Receipts, Refunding, 5.00%, 9/01/41.	5,000,000	5,763,700
Middletown City School District GO,
Counties of Butler and Warren, School Improvement, 5.25%, 12/01/40	2,625,000	2,959,163
Counties of Butler and Warren, School Improvement, 5.25%, 12/01/48	15,000,000	16,827,150
Montgomery County Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.50%, 5/01/34	8,165,000	8,525,975
Catholic Health Initiatives, Series A, Pre-Refunded, 5.50%, 5/01/34	4,335,000	4,568,830
Catholic Health Initiatives, Series C-1, AGMC Insured, Pre-Refunded, 5.00%, 10/01/41.	10,000,000	10,148,600
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,406,367
The New Albany Community Authority Community Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/23	1,100,000	1,241,306
Refunding, Series C, 5.00%, 10/01/24	1,250,000	1,407,525
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,503,000
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 5.00%, 11/15/32	5,500,000	6,436,815
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	10,650,600
Wastewater Improvement, Refunding, 4.00%, 11/15/49	6,000,000	6,232,320
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,576,669
Northwest Local School District GO, Hamilton and Butler Counties, School Improvement, 5.00%,
12/01/45	3,760,000	4,237,670
Norwood City School District GO,
School Improvement, Series A, 5.00%, 11/01/46.	5,000,000	5,658,750
School Improvement, Series A, 5.25%, 11/01/51.	7,645,000	8,792,132
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured, 4.875%, 12/01/18	173,264	173,730
AGMC Insured, 5.25%, 12/01/23.	540,000	541,728
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,561,191
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc.
Project, 6.00%, 12/01/40.	6,020,000	6,727,049
Ohio State GO,
Common School, Series A, 5.00%, 3/15/36	5,000,000	5,744,100
Infrastructure Improvement, Refunding, Series A, 5.00%, 9/01/28	5,465,000	6,838,464
Ohio State Higher Educational Facility Commission Revenue,
Case Western Reserve University Project, Refunding, 5.00%, 12/01/40	6,000,000	6,858,240
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,622,475
Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%,
11/15/40	21,805,000	23,270,296

| 118

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State Higher Educational Facility Commission Revenue, (continued)
Hospital Facilities, Summa Health System, AGMC Insured, 5.75%, 11/15/40	$1,665,000	$1,802,046
Hospital Facilities, Summa Health System, AGMC Insured, Pre-Refunded, 5.75%, 11/15/40	2,835,000	3,116,232
Kenyon College Project, Pre-Refunded, 5.25%, 7/01/44.	20,460,000	22,298,331
Kenyon College Project, Refunding, 5.00%, 7/01/42	10,500,000	11,790,030
Kenyon College Project, Refunding, 4.00%, 7/01/44	10,000,000	10,285,200
Kenyon College Project, Refunding, 5.25%, 7/01/44	9,540,000	10,232,127
Xavier University Project, 5.00%, 5/01/40	14,500,000	15,320,845
Xavier University Project, 4.375%, 5/01/42	8,070,000	8,377,467
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series A,
3.25%, 1/01/35	10,000,000	9,845,000
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, junior lien, Series
A-1, 5.25%, 2/15/33	4,200,000	4,825,716
Ohio State Turnpike Commission Revenue,
Capital Appreciation, junior lien, Series A-2, BAM Insured, zero cpn., 2/15/38	3,665,000	1,786,358
Capital Appreciation, junior lien, Series A-2, zero cpn., 2/15/43.	10,485,000	4,101,417
Turnpike, Refunding, Series A, NATL Insured, 5.50%, 2/15/24	16,000,000	18,673,600
Ohio State University Revenue, General Receipts, Series A, 4.00%, 12/01/30.	4,325,000	4,678,179
Ohio State Water Development Authority Revenue,
Drinking Water Assistance Fund, 4.00%, 12/01/32	3,000,000	3,279,420
Drinking Water Assistance Fund, 4.00%, 12/01/33	6,000,000	6,519,060
Fresh Water, Series B, 5.00%, 6/01/27	4,775,000	5,917,466
Fresh Water, Series B, 5.00%, 12/01/27	5,000,000	6,182,450
Ohio State Water Development Authority Water PCR,
Series A, 5.00%, 12/01/25	6,350,000	7,698,295
Series A, 5.00%, 6/01/26	10,000,000	12,201,300
Olentangy Local School District GO,
Delaware and Franklin Counties, School Facilities Construction and Improvement, 5.00%, 12/01/41	2,125,000	2,460,495
School Facilities Construction and Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/36 .	7,505,000	7,643,242
Perrysburg Exempted Village School GO, School Facilities Construction and Improvement, 5.00%,
12/01/38	3,225,000	3,681,467
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,145,050
Princeton City School District GO,
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,565,300
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,466,420
School Improvement, Refunding, 5.00%, 12/01/39	12,000,000	13,682,160
Reading Community City School District GO, Classroom Facilities, Refunding, Series A, 5.00%, 11/01/46 .	2,000,000	2,294,880
Revere Local School District GO,
School Facilities Improvement, Series A, 5.00%, 12/01/42	3,025,000	3,343,049
School Facilities Improvement, Series A, 5.00%, 12/01/45	2,560,000	2,825,728
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,000,000	3,054,510
Riverside Local School District GO, School Construction and Improvement, Refunding, Series A, BAM
Insured, 5.00%, 10/01/47	5,000,000	5,676,800
Ross County Hospital Revenue, Facilities, Adena Health System, Assured Guaranty, Pre-Refunded,
5.25%, 12/01/38	15,000,000	15,580,350
Sandusky City School District GO, Classroom Facilities and School Improvement, Series 1, 5.00%,
11/01/50	6,000,000	6,564,540
Sheffield Lake City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/37	7,715,000	8,222,493
School Improvement, Pre-Refunded, 5.00%, 12/01/37	1,920,000	2,048,237

| 119

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 4.00%, 12/01/42	$10,000,000	$10,366,100
Springboro Community City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/27	5,175,000	6,313,759
Refunding, AGMC Insured, 5.25%, 12/01/28	2,000,000	2,452,340
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%,
12/01/43	3,760,000	4,189,242
St. Mary’s City School District GO, School Facilities Construction and Improvement, AGMC Insured,
Pre-Refunded, 5.00%, 12/01/35.	3,500,000	3,564,470
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	18,058,140
Summit County Port Authority Lease Revenue,
The University of Akron Student Housing Project, 6.00%, 1/01/42.	3,420,000	3,791,378
The University of Akron Student Housing Project, Pre-Refunded, 6.00%, 1/01/42	8,160,000	9,238,262
Switzerland of Ohio Local School District GO, Counties Monroe Belmont and Noble, School
Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,689,145
Sylvania City School District GO, School Improvement, Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	11,119,013
The Ohio University General Receipts Revenue, Refunding, Series A, 5.00%, 12/01/44	7,000,000	8,098,860
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,790,760
Toledo City School District GO,
School Facilities Improvement, Pre-Refunded, 5.375%, 12/01/35	4,565,000	4,747,235
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,872,956
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,640,200
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,254,610
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%,
12/01/26	1,500,000	1,504,695
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,526,123
Series A, 4.00%, 11/15/36	9,125,000	9,517,466
University of Akron General Receipts Revenue,
Refunding, Series A, 5.00%, 1/01/31	4,365,000	5,034,897
Refunding, Series A, 5.00%, 1/01/36	11,065,000	12,637,115
Refunding, Series A, 5.00%, 1/01/38	13,225,000	15,061,291
Refunding, Series A, BAM Insured, 5.00%, 1/01/34	6,000,000	6,901,260
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,292,446
Series C, 5.00%, 6/01/39	6,255,000	7,082,912
Series C, AGMC Insured, 5.00%, 6/01/31	775,000	787,547
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/01/31	7,225,000	7,356,278
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,674,190
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,187,575
Willoughby Eastlake City School District GO, School Improvement, 5.00%, 12/01/46	10,000,000	11,427,100
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42.	7,250,000	8,051,342
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
12/01/40	7,285,000	8,401,208

| 120

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Youngstown State University General Receipts Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 12/15/29.	$4,000,000	$4,222,360
Assured Guaranty, Pre-Refunded, 5.50%, 12/15/33.	4,225,000	4,475,796
Total Municipal Bonds (Cost $1,514,738,340) 98.9%.		1,579,349,564
Other Assets, less Liabilities 1.1%.		17,000,013
Net Assets 100.0%		$1,596,349,577

See Abbreviations on page 143.

[a]Security purchased on a when-issued basis.

| 121

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Oregon Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 97.6%
Oregon 95.7%
Astoria Hospital Facilities Authority Revenue,
Columbia Memorial Hospital, 5.00%, 8/01/41	$4,250,000	$4,590,510
Columbia Memorial Hospital, 4.00%, 8/01/46	1,750,000	1,729,315
Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	1,325,000	1,429,185
Beaverton School District Full Faith and Credit Obligation,
Washington and Multnomah Counties, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/31	1,280,000	1,344,666
Washington and Multnomah Counties, Assured Guaranty, Pre-Refunded, 5.125%, 6/01/36	1,000,000	1,052,360
Central Lincoln Peoples Utility District Revenue, Electric System, 5.00%, 12/01/45	2,900,000	3,278,624
Chemeketa Community College District GO,
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/25	1,500,000	1,529,400
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/26	2,615,000	2,666,254
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,074,468
City of Tigard Water System Revenue,
Washington County, 5.00%, 8/01/37	11,050,000	12,334,562
Washington County, 5.00%, 8/01/42	20,915,000	23,219,624
Washington County, 5.00%, 8/01/45	23,545,000	26,710,390
Clackamas Community College District GO,
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/38	760,000	783,910
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/39	1,000,000	1,029,720
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/40	1,250,000	1,286,063
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, Pre-Refunded,
5.50%, 7/15/35	6,525,000	6,931,964
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,769,489
Clackamas County School District No. 12 North Clackamas GO,
Capital Appreciation, Series A, zero cpn., 6/15/40	10,000,000	3,933,700
Capital Appreciation, Series A, zero cpn., 6/15/41	17,030,000	6,366,325
Capital Appreciation, Series A, zero cpn., 6/15/42	16,625,000	5,921,825
Series B, 5.00%, 6/15/34	8,000,000	9,529,600
Series B, 5.00%, 6/15/37	10,000,000	11,810,700
Clackamas County School District No. 46 Oregon Trail GO,
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	6,019,512
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	5,957,991
Series A, Pre-Refunded, 5.00%, 6/15/28	2,210,000	2,324,522
Series A, Pre-Refunded, 5.00%, 6/15/29	2,655,000	2,792,582
Series A, Pre-Refunded, 5.00%, 6/15/32	6,855,000	7,210,226
Clackamas County School District No. 62C Oregon City GO,
Refunding, MAC Insured, 5.00%, 6/01/29.	1,000,000	1,149,590
Refunding, MAC Insured, 5.00%, 6/01/34.	1,770,000	2,003,038
Refunding, MAC Insured, 5.00%, 6/01/39.	1,250,000	1,397,250
Clackamas River Water Revenue, Clackamas County, 5.00%, 11/01/43	1,970,000	2,258,093
Columbia and Washington Counties School District No. 47J Vernonia GO, Pre-Refunded, 5.00%, 6/15/35 .	5,175,000	5,608,303
Crook County GO, 5.00%, 6/15/43.	2,445,000	2,856,542
Crook County School District GO,
Crook and Deschutes Counties, 5.00%, 6/15/34	4,475,000	5,089,104
Crook and Deschutes Counties, 5.00%, 6/15/37	8,090,000	9,173,251
Deschutes and Jefferson Counties School District No. 2J Redmond GO, Series A, NATL Insured, 5.00%,
6/15/21	85,000	85,244
Deschutes County Hospital Facility Authority Hospital Revenue,
Cascade Healthcare Community Inc., Pre-Refunded, 8.25%, 1/01/38	20,000,000	21,387,000
Cascade Healthcare Community Inc., Series B, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/35	7,000,000	7,021,560
St. Charles Health System Inc., Refunding, Series A, 5.00%, 1/01/48	8,440,000	9,341,645

Quarterly Statement of Investments | See Notes to Statements of Investments. | 122

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Eugene Electric Utility System Revenue,
5.00%, 8/01/41	$1,875,000	$2,208,000
5.00%, 8/01/43	1,250,000	1,469,700
5.00%, 8/01/47	3,580,000	4,205,891
Pre-Refunded, 5.00%, 8/01/33	10,060,000	10,303,050
Series A, Pre-Refunded, 5.00%, 8/01/40	6,745,000	7,533,625
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,853,207
Forest Grove Revenue,
Campus Improvement, Pacific University Project, Refunding, Series A, 5.00%, 5/01/36	2,500,000	2,756,425
Student Housing, Oak Tree Foundation Project, Refunding, 4.00%, 3/01/37	3,500,000	3,566,010
Greater Albany School District No. 8J GO, Linn and Benton Counties, 5.00%, 6/15/37	2,375,000	2,805,041
Independence GO,
Full Faith and Credit Obligations, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/35	2,110,000	2,286,670
Full Faith and Credit Obligations, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/40	3,975,000	4,307,827
Jackson County Airport Revenue,
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/27	1,000,000	1,000,000
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/32	1,000,000	1,000,000
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/37	1,475,000	1,475,000
Jackson County School District No. 549C Medford GO,
Pre-Refunded, 5.00%, 6/15/33	3,225,000	3,288,210
Pre-Refunded, 5.00%, 6/15/34	5,000,000	5,098,000
Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/15/32	5,765,000	5,772,206
Jefferson County School District No. 509J GO,
Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/30	1,000,000	1,142,250
Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/31	1,410,000	1,608,993
Jefferson and Wasco Counties, Series B, 5.00%, 6/15/30	2,000,000	2,284,500
Jefferson School District No. 14J GO, Marion and Linn Counties, Series B, 5.00%, 6/15/41	1,795,000	2,102,017
Keizer Special Assessment, Full Faith and Credit, Keizer Station Area A Local ID, 5.20%, 6/01/31	1,965,000	1,999,014
Klamath County School District GO,
5.00%, 6/15/29	1,155,000	1,322,533
5.00%, 6/15/30	1,095,000	1,250,764
5.00%, 6/15/31	1,000,000	1,141,130
Klamath Falls Intercommunity Hospital Authority Revenue, Sky Lakes Medical Center Project, Refunding,
5.00%, 9/01/46	1,000,000	1,125,710
Lake Oswego GO, Clackamas Multnomah and Washington Counties, Full Faith and Credit Obligations,
Refunding, Series A, 5.00%, 12/01/31	6,400,000	6,699,136
Lane and Douglas Counties School District No. 28J Fern Ridge GO,
Series A, 5.00%, 6/15/26	1,265,000	1,544,616
Series A, 5.00%, 6/15/30	3,175,000	3,781,361
Series A, 5.00%, 6/15/33	2,115,000	2,485,188
Series A, 5.00%, 6/15/36	2,000,000	2,328,520
Lane County Metropolitan Wastewater Management Commission Revenue, Wastewater, Pre-Refunded,
5.25%, 11/01/28	5,000,000	5,177,250
Medford Hospital Facilities Authority Revenue,
Hospital, Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	25,000,000	26,572,500
Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,649,683
Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/33	1,500,000	1,638,225
Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/42	9,420,000	10,184,056
Metro Dedicated Tax Revenue,
Oregon Convention Center Hotel Project, 5.00%, 6/15/42	10,025,000	11,586,293
Oregon Convention Center Hotel Project, 5.00%, 6/15/47	7,450,000	8,577,036

| 123

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Multnomah and Clackamas Counties School District No. 10Jt Gresham-Barlow GO, Series B, 5.00%,
6/15/37	$7,885,000	$9,305,483
Multnomah County David Douglas School District No. 40 GO,
Series B, zero cpn., 6/15/24	1,640,000	1,411,581
Series B, zero cpn., 6/15/25	1,325,000	1,106,282
Series B, zero cpn., 6/15/26	2,585,000	2,089,533
Series B, zero cpn., 6/15/27	2,655,000	2,067,794
Series B, zero cpn., 6/15/28	2,495,000	1,869,429
Series B, zero cpn., 6/15/29	2,595,000	1,868,270
Series B, zero cpn., 6/15/30	1,885,000	1,301,178
Series B, zero cpn., 6/15/31	2,030,000	1,342,419
Series B, zero cpn., 6/15/32	2,000,000	1,275,440
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,883,175
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	4,083,834
Multnomah County School District No. 1J GO, Portland Public Schools, Series B, 3.00%, 6/15/33	8,635,000	8,518,687
Multnomah County School District No. 3 Park Rose GO,
Series A, 5.00%, 6/30/35	2,000,000	2,195,680
Series A, 5.00%, 6/30/36	1,500,000	1,646,760
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,079,305
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,156
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	9,055,000	8,014,852
Series A, 5.00%, 7/01/42	10,000,000	11,662,600
Series A, Pre-Refunded, 5.875%, 7/01/33	2,500,000	2,666,750
Series A, Pre-Refunded, 5.75%, 7/01/39	13,175,000	14,028,213
Oregon State Department of Administrative Services COP,
Series A, Pre-Refunded, 5.25%, 5/01/39	3,800,000	3,994,522
Series C, 5.00%, 11/01/34	4,435,000	4,693,117
Series C, Pre-Refunded, 5.00%, 11/01/34	3,565,000	3,789,773
Oregon State Department of Administrative Services Lottery Revenue,
Series A, 5.00%, 4/01/28	5,800,000	6,655,674
Series A, 5.00%, 4/01/32	5,000,000	5,672,800
Series A, Pre-Refunded, 5.00%, 4/01/27	17,880,000	18,683,170
Series A, Pre-Refunded, 5.00%, 4/01/28	18,225,000	19,043,667
Series A, Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,828,610
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/29	3,085,000	3,238,540
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/33	21,530,000	22,601,548
Oregon State Facilities Authority Revenue,
College Housing North West Project, Series A, 4.00%, 10/01/26.	1,675,000	1,697,479
College Housing North West Project, Series A, 5.00%, 10/01/36.	1,670,000	1,768,847
College Housing North West Project, Series A, 5.00%, 10/01/48.	4,000,000	4,258,000
Legacy Health Project, Refunding, Series A, 5.00%, 6/01/46	17,500,000	19,759,775
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,588,245
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	33,861,900
Limited College Project, Refunding, Series A, 5.00%, 10/01/31.	2,000,000	2,124,800
Limited College Project, Refunding, Series A, 5.00%, 10/01/34.	2,975,000	3,143,177
Limited College Project, Refunding, Series A, 5.25%, 10/01/40.	3,750,000	3,969,450
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	34,242,597
Providence Health and Services, Series C, 5.00%, 10/01/45	4,000,000	4,531,000
Reed College Project, Series A, Pre-Refunded, 5.00%, 7/01/29	1,500,000	1,627,350

| 124

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Oregon State Facilities Authority Revenue, (continued)
Reed College Project, Series A, Pre-Refunded, 4.75%, 7/01/32	$2,000,000	$2,157,240
Reed College Project, Series A, Pre-Refunded, 5.125%, 7/01/41	10,000,000	10,880,400
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,929,848
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/41.	7,800,000	8,668,842
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/46.	3,500,000	3,870,265
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%,
7/01/44.	8,910,000	9,818,464
University of Portland Projects, Series A, Pre-Refunded, 5.00%, 4/01/32	8,795,000	8,901,156
Willamette University Projects, Refunding, Series B, 5.00%, 10/01/40	1,950,000	2,253,615
Oregon State GO,
Alternative Energy Project, Series B, Pre-Refunded, 6.00%, 10/01/26	1,680,000	1,744,411
Article XI-G OHSU Project, Series H, 5.00%, 8/01/42	15,000,000	17,803,050
Article XI-Q State Projects, Series A, 5.00%, 5/01/42	10,000,000	11,826,500
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	95,000	95,303
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,050,000	3,053,630
Higher Education, Article XI-F(1), Series M, 5.00%, 8/01/45	3,315,000	3,864,130
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40.	7,005,000	8,191,857
Higher Education, Article XI-G University Projects, Refunding, Series L, 5.00%, 8/01/42	8,385,000	9,951,905
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,044,439
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/34	5,000,000	5,120,800
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	5,480,000	5,612,234
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,118,790
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program, Series
C, 4.75%, 7/01/42	1,240,000	1,265,569
Oregon State University General Revenue, Series A, 5.00%, 4/01/45.	12,500,000	14,291,500
Philomath School District No. 17J GO, Benton and Polk Counties, Series B, zero cpn., 6/15/31.	1,000,000	634,550
Port of Portland International Airport Revenue,
Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	23,000,000	23,552,690
Series Twenty-Four A, 5.00%, 7/01/47	3,700,000	4,268,135
Series Twenty-Four B, 5.00%, 7/01/47	9,395,000	10,662,198
Portland Community College District GO,
Multomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/28	2,000,000	2,423,000
Multomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/29	3,000,000	3,606,120
Portland EDR, Broadway Project, Series A, Pre-Refunded, 6.50%, 4/01/35	5,000,000	5,212,100
Portland GO,
Oregon Convention Center Completion Project, Limited Tax, Capital Appreciation, Series B, zero
cpn., 6/01/21.	1,000,000	937,400
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,676,920
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,207,316
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,665,337
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,173,162
Series C, 5.00%, 6/15/28	1,000,000	1,122,400
Series C, 5.00%, 6/15/30	1,000,000	1,117,810
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/34	25,270,000	27,032,330
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,106,090
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,103,560
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,101,410
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,705,425
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,272,161

| 125

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Portland Urban Renewal and Redevelopment Tax Allocation, (continued)
Lents Town Center, Series B, 4.75%, 6/15/29	$1,000,000	$1,073,170
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,944,180
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,598,117
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,103,472
Redmond GO, Full Faith and Credit Obligation, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,043,420
Redmond School Disctrict No. 2J GO, Deschutes and Jefferson Counties, Series A, Pre-Refunded,
5.50%, 6/15/34	5,000,000	5,111,200
Salem Hospital Facility Authority Revenue,
Salem Health Projects, Refunding, Series A, 5.00%, 5/15/46	31,000,000	34,547,330
Salem Hospital Project, Series A, Pre-Refunded, 5.75%, 8/15/23	10,000,000	10,300,500
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	5,860,155
Seaside School District No. 10 GO,
Clatsop County, Series B, 5.00%, 6/15/35	2,000,000	2,378,700
Clatsop County, Series B, 5.00%, 6/15/36	2,500,000	2,966,450
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured, 5.00%,
6/01/36	4,240,000	4,620,498
Tri-County Metropolitan Transportation District Revenue,
Payroll Tax, senior lien, Series A, 5.00%, 9/01/40	6,000,000	6,971,700
Payroll Tax, senior lien, Series A, 5.00%, 9/01/41	18,650,000	21,905,917
Payroll Tax, senior lien, Series A, Pre-Refunded, 5.00%, 9/01/37	11,000,000	12,522,840
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,621,567
University of Oregon General Revenue, Series A, 5.00%, 4/01/45	20,000,000	22,795,400
Washington and Clackamas Counties School District No. 23J GO,
Tigard-Tualatin, 5.00%, 6/15/36	9,400,000	11,127,908
Tigard-Tualatin, 5.00%, 6/15/37	6,000,000	7,086,420
Washington Clackamas and Yamhill Counties School District No. 88J GO, Sherwood, Series B, 5.00%,
6/15/33	2,500,000	2,989,600
Washington Counties School District No. 48J Beaverton GO,
Series B, 5.00%, 6/15/32	10,750,000	12,380,990
Series B, 5.00%, 6/15/33	8,000,000	9,198,080
Series B, 5.00%, 6/15/34	11,000,000	12,590,380
Series D, zero cpn. to 6/15/18, 5.00% thereafter, 6/15/35	10,000,000	11,467,300
Series D, zero cpn. to 6/15/18, 5.00% thereafter, 6/15/36	10,000,000	11,440,100
Washington County School District No. 15 Forest Grove GO,
Series B, zero cpn., 6/15/29	2,545,000	1,819,828
Series B, zero cpn., 6/15/30	2,490,000	1,708,215
Series B, zero cpn., 6/15/31	3,140,000	2,065,398
Woodburn School District No. 103 GO,
Marion County, 5.00%, 6/15/33	2,930,000	3,401,583
Marion County, 5.00%, 6/15/34	3,200,000	3,700,832
Marion County, 5.00%, 6/15/35	2,075,000	2,393,637
Yachats Rural Fire Protection District GO, Lincoln County, AGMC Insured, 5.00%, 6/15/47	1,600,000	1,823,664
		1,193,976,819

U.S. Territories 1.9%
Guam 0.4%
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/24	840,000	906,016
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,250,000	3,505,417
		4,411,433

| 126

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 1.5%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	$10,000,000	$9,673,900
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Sub-Series C-7, NATL Insured, 6.00%,
7/01/28	4,500,000	4,528,710
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	9,690,000	3,270,375
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior, Series C, 5.25%, 8/01/40	2,860,000	1,141,140
		18,614,125
Total U.S. Territories		23,025,558
Total Municipal Bonds before Short Term Investments (Cost $1,166,355,129)		1,217,002,377

Short Term Investments 1.3%
Municipal Bonds 1.3%
Oregon 1.3%
[b] Oregon State Facilities Authority Revenue, Providence Health and Services, Refunding, Series C, Weekly
VRDN and Put, 1.97%, (MUNIPSA + 1.00%), 9/15/18	125,000	125,305
[b] Oregon State GO, Veterans Welfare, Series 86, SPA US Bank National Association, Daily VRDN and Put,
0.87%, 6/01/40	16,200,000	16,200,000
Total Short Term Investments (Cost $16,325,000)		16,325,305
Total Investments (Cost $1,182,680,129) 98.9%		1,233,327,682
Other Assets, less Liabilities 1.1%.		14,268,159
Net Assets 100.0%		$1,247,595,841

See Abbreviations on page 143.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 127

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 100.0%
Pennsylvania 99.2%
Abington School District GO, Montgomery County, Series A, 4.00%, 10/01/42	$12,000,000	$12,678,840
Allegheny County GO,
Refunding, Series C-76, 5.00%, 11/01/41.	5,620,000	6,459,628
Series C-61, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,181,200
Series C-65, 5.375%, 5/01/31	2,160,000	2,402,006
Series C-65, Pre-Refunded, 5.375%, 5/01/31	2,840,000	3,183,157
Allegheny County Higher Education Building Authority University Revenue,
Duquesne University, Pre-Refunded, 5.00%, 3/01/33	1,300,000	1,311,856
Duquesne University, Series A, Pre-Refunded, 5.50%, 3/01/31	3,000,000	3,369,090
Robert Morris University, Refunding, 5.00%, 10/15/34	2,555,000	2,898,954
Robert Morris University, Refunding, 5.00%, 10/15/38	2,080,000	2,341,310
Robert Morris University, UPMC Events Center Project, 5.00%, 10/15/37.	1,000,000	1,125,950
Robert Morris University, UPMC Events Centers Project, 5.00%, 10/15/47	1,625,000	1,803,864
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.625%, 8/15/39	12,000,000	12,757,200
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,418,300
Refunding, AGMC Insured, 4.00%, 12/01/35	2,650,000	2,795,406
Refunding, AGMC Insured, 4.00%, 12/01/36	2,250,000	2,368,103
Berks County IDA Health System Revenue, Tower Health Project, 5.00%, 11/01/47.	5,000,000	5,601,000
Berks County IDA Healthcare Facilities Revenue,
Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/42	500,000	550,995
Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/47	600,000	658,686
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project,
Series A, 5.00%, 11/01/44	10,000,000	10,787,800
Bethel Park School District GO, Pre-Refunded, 5.10%, 8/01/33	3,600,000	3,810,204
Bethlehem Area School District GO, AGMC Insured, Pre-Refunded, 5.25%, 1/15/26	6,605,000	7,106,914
Bethlehem GO, Lehigh and Northampton Counties, Refunding, Series B, AGMC Insured, 6.50%,
12/01/32	4,980,000	5,558,975
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,465,100
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, AGMC Insured,
5.00%, 12/01/35	2,500,000	2,699,325
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,896,400
Butler County Hospital Authority Hospital Revenue,
Butler Health System Project, Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,794,975
Butler Health System Project, Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	4,884,975
Cambria County General Financing Authority Revenue, St. Francis University Project, Refunding, Series
PP3, 5.00%, 11/01/29	1,000,000	1,134,430
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,367,195
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,336,450
Centre County Hospital Authority Revenue, Mount Nittany Medical Center, Refunding, Series A, 5.00%,
11/15/46	6,050,000	6,728,870
Chester County Health and Education Facilities Authority Revenue, Main Line Health System, Refunding,
Series A, 5.00%, 10/01/35	2,775,000	3,242,171
Chester County IDA Student Housing Revenue,
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/35	500,000	537,380
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/45	1,500,000	1,587,660
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing
Project at Clarion University, Series A, 5.00%, 7/01/45	2,335,000	2,403,416

Quarterly Statement of Investments | See Notes to Statements of Investments. | 128

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34	$10,000,000	$11,506,600
Series B, 5.00%, 6/01/32	5,000,000	5,338,900
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of
Independent Colleges and Universities of Pennsylvania Financing Program, Series HH1, 5.00%,
11/01/39	1,200,000	1,258,524
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,944,465
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%,
5/01/37	2,500,000	2,703,100
Dauphin County General Authority Health System Revenue,
Pinnacle Health System Project, Series A, 6.00%, 6/01/36	1,610,000	1,719,641
Pinnacle Health System Project, Series A, 5.00%, 6/01/42	15,590,000	17,285,101
Pinnacle Health System Project, Series A, Pre-Refunded, 6.00%, 6/01/36	8,390,000	8,937,112
Deer Lakes School District GO, Assured Guaranty, Pre-Refunded, 5.50%, 4/01/39	7,500,000	7,880,775
Delaware County Authority Revenue,
Haverford College, Pre-Refunded, 5.00%, 11/15/40.	2,375,000	2,565,048
Haverford College, Refunding, 5.00%, 11/15/40	625,000	665,231
Delaware County Authority University Revenue,
Neumann University, 5.00%, 10/01/25	1,250,000	1,349,900
Neumann University, 5.25%, 10/01/31	1,250,000	1,323,488
Delaware County Regional Water Quality Control Authority Revenue, Sewer, 4.00%, 11/01/36	2,005,000	2,115,696
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project,
BAM Insured, 5.00%, 11/01/38	1,250,000	1,361,788
East Hempfield Township IDAR,
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/45.	3,250,000	3,457,610
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/47.	3,750,000	4,015,650
Erie Parking Authority Parking Facilities Revenue,
Guaranteed, AGMC Insured, Pre-Refunded, 5.125%, 9/01/32	1,100,000	1,202,641
Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	3,150,000	3,380,675
Erie Water Authority Water Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/43	5,575,000	5,777,038
Refunding, 5.00%, 12/01/43	6,000,000	6,798,000
Refunding, AGMC Insured, 5.00%, 12/01/43	1,425,000	1,470,899
Falls Township Authority Water and Sewer Revenue, Bucks County, Guaranteed, 5.00%, 12/01/41	2,210,000	2,432,790
Franklin County IDAR, The Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,763,000
Geisinger Authority Revenue, Geisinger Health System, Refunding, Series A, Sub Series A-1, 5.00%,
2/15/45	13,500,000	15,436,305
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, Financing Program, York College of Pennsylvania
Project, Series II, Pre-Refunded, 5.75%, 11/01/41	9,500,000	10,782,215
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	11,955,000	13,202,265
WellSpan Health Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/25	10,000,000	10,229,167
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%,
6/01/39	1,625,000	1,785,485
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/30	3,025,000	3,231,547
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,735,000	2,924,754
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	5,075,000	5,531,648
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,765,000	5,193,755

| 129

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Lancaster County Hospital Authority Revenue, University of Pennsylvania Health System, Refunding,
Series B, 5.00%, 8/15/46	$4,165,000	$4,736,813
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,376,058
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%,
12/01/43	5,240,000	5,850,408
Lehigh County General Purpose Authority Hospital Revenue, Lehigh Valley Health Network, Series B,
AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	11,250,000	11,599,875
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, Pre-Refunded, 5.25%,
2/01/34	1,500,000	1,563,255
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities,
Refunding, 5.50%, 12/01/39	10,000,000	10,688,100
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding,
Series A, 5.75%, 7/01/39	25,000,000	26,681,500
Lycoming County Authority Revenue,
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/38	1,400,000	1,575,000
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/43	1,495,000	1,674,983
Lycoming County Water and Sewer Authority Revenue, Guaranteed Sewer, AGMC Insured, Pre-
Refunded, 5.00%, 11/15/35.	5,835,000	6,216,142
Marple Newtown School District GO, Delaware County, AGMC Insured, Pre-Refunded, 5.00%, 6/01/31	11,225,000	11,792,087
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,257,750
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center, Series A, Pre-Refunded,
5.00%, 1/01/41	4,000,000	4,499,040
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%,
4/01/40	5,750,000	6,070,332
Montgomery County IDA Health System Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,367,136
Montgomery County IDAR,
Foulkeways at Gwynedd Project, Refunding, 5.00%, 12/01/46	2,000,000	2,142,800
New Regional Medical Center Project, Mortgage, FHA Insured, Pre-Refunded, 5.375%, 8/01/38	4,995,000	5,480,964
Northampton County General Purpose Authority College Revenue,
Lafayette College, Pre-Refunded, 5.00%, 11/01/34	20,000,000	20,664,000
Lafayette College, Refunding, 5.00%, 11/01/47	2,500,000	2,884,050
Northampton County General Purpose Authority Hospital Revenue,
St. Luke’s Hospital Project, Series A, Pre-Refunded, 5.50%, 8/15/35	10,000,000	10,290,400
St. Luke’s Hospital Project, Series B, 5.50%, 8/15/33.	2,200,000	2,375,472
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/46	10,000,000	11,014,800
Northampton County General Purpose Authority Revenue, Higher Education, Lehigh University, Series A,
Pre-Refunded, 5.00%, 11/15/39.	20,000,000	20,980,600
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%,
3/01/42	2,400,000	2,579,760
Pennsylvania State Economic Development Financing Authority Revenue,
UPMC, Refunding, Series A, 4.00%, 11/15/42	5,000,000	5,153,250
UPMC, Series A, 5.00%, 2/01/45	5,000,000	5,581,150
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43.	25,000,000	26,993,250
Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,000,000	12,666,720
Pennsylvania State GO, Second Series, Pre-Refunded, 5.00%, 4/15/23	10,000,000	10,462,200
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,891,620
AICUP Financing Program, St. Francis University Project, Series JJ2, Pre-Refunded, 6.25%,
11/01/41	3,840,000	4,486,771
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,349,029
Edinboro University Foundation, Student Housing Project, Pre-Refunded, 6.00%, 7/01/43	3,500,000	3,880,345
Foundation for Indiana University, Student Housing Project, Series B, Pre-Refunded, 5.00%, 7/01/41 .	1,250,000	1,424,300

| 130

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)
Philadelphia University, Refunding, 5.00%, 6/01/30	$2,295,000	$2,301,288
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/35	1,400,000	1,469,580
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 6.25%, 10/01/43	7,000,000	7,784,840
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/44	2,000,000	2,096,700
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	16,097,700
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,302,900
Thomas Jefferson University, Pre-Refunded, 5.00%, 3/01/40	16,980,000	18,234,143
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45	7,465,000	8,342,436
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/36	2,750,000	3,237,465
The Trustees of the University of Pennsylvania, Series A, 4.00%, 8/15/41	5,705,000	6,098,816
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/46	14,000,000	16,382,520
The Trustees of the University of Pennsylvania, Series A, Pre-Refunded, 5.00%, 9/01/41	25,000,000	27,599,000
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,405,650
University of the Sciences in Philadelphia, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,168,300
University of the Sciences in Philadelphia, Series A, 5.00%, 11/01/36	4,250,000	4,693,147
University of Pennsylvania Health System, 5.00%, 8/15/40	6,475,000	7,379,363
University of Pennsylvania Health System, Pre-Refunded, 5.75%, 8/15/41.	3,950,000	4,514,692
[a] University of Pennsylvania Health System, Series A, 4.00%, 8/15/42	5,000,000	5,149,550
[a] University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	9,000,000	10,313,910
University of Pennsylvania Health System, Series B, Pre-Refunded, 6.00%, 8/15/26	5,000,000	5,164,250
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31.	13,000,000	13,961,090
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue,
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
5.00%, 7/01/42	5,500,000	5,701,300
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania,
Refunding, Series A, 5.00%, 7/01/35	1,000,000	1,079,490
Pennsylvania State Public School Building Authority College Revenue, Delaware County Community
College Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/32	1,000,000	1,011,740
Pennsylvania State Public School Building Authority Community College Revenue, Community College of
Philadelphia Project, Pre-Refunded, 6.00%, 6/15/28	5,000,000	5,233,950
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series C, 5.00%, 12/01/43	10,000,000	11,141,600
Special, Motor License Fund Enhanced Turnpike, Series A, Pre-Refunded, 5.50%, 12/01/41	5,000,000	5,547,250
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	17,200,000	18,068,944
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	5,000,000	5,121,400
Subordinate, Series D, Pre-Refunded, 5.125%, 12/01/40	10,000,000	10,682,200
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	2,800,000	2,941,456
Pennsylvania State University Revenue,
5.00%, 3/01/40	1,500,000	1,600,845
Series A, 5.00%, 9/01/40	10,490,000	12,133,258
Series A, 5.00%, 9/01/41	10,000,000	11,644,400
Series A, 5.00%, 9/01/42	15,750,000	18,524,205
Series A, 5.00%, 9/01/47	10,000,000	11,715,100
Philadelphia Airport Revenue,
Series A, AGMC Insured, 5.00%, 6/15/35.	5,000,000	5,349,100
Series A, AGMC Insured, 5.00%, 6/15/40.	5,000,000	5,336,350

| 131

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	$5,000,000	$5,728,700
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,175,480
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,691,800
Temple University, Second Series, 5.00%, 4/01/36	5,000,000	5,716,600
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/47	11,150,000	12,507,066
Philadelphia Gas Works Revenue,
1998 General Ordinance, Ninth Series, 5.25%, 8/01/40	3,490,000	3,750,180
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/42	5,000,000	5,746,950
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/47	6,000,000	6,869,520
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/32	1,000,000	1,162,440
Ninth Series, 1998 General Ordinance, Pre-Refunded, 5.25%, 8/01/40	2,230,000	2,436,699
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	295,000	316,255
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	4,480,000	4,728,237
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	4,460,000	4,716,941
Series A, 5.25%, 7/15/33	5,000,000	5,501,250
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/25	520,000	550,134
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/26.	540,000	572,389
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of
Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,542,500
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%,
12/01/21	5,000,000	5,019,650
Philadelphia Municipal Authority Lease Revenue,
Pre-Refunded, 6.50%, 4/01/34	3,250,000	3,459,658
Pre-Refunded, 6.50%, 4/01/39	2,500,000	2,661,275
Philadelphia School District GO, Series E, Pre-Refunded, 6.00%, 9/01/38	5,000,000	5,172,364
Philadelphia Water and Wastewater Revenue,
Refunding, Series B, 5.00%, 11/01/34	1,200,000	1,409,988
Series A, 5.00%, 7/01/40	10,000,000	11,338,300
Series A, 5.00%, 1/01/41	13,000,000	13,979,940
Series A, 5.00%, 10/01/42	10,000,000	11,515,900
Series A, 5.125%, 1/01/43	5,000,000	5,418,550
Series A, 5.00%, 7/01/45	5,000,000	5,649,900
Series A, 5.00%, 10/01/47	5,000,000	5,735,200
Series A, Pre-Refunded, 5.25%, 1/01/36	3,000,000	3,117,510
Series C, AGMC Insured, 5.00%, 8/01/35	1,620,000	1,732,558
Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/35	5,380,000	5,858,497
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,192,126
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project, Series
A, 5.00%, 8/15/40	5,000,000	5,467,350
Reading GO, AGMC Insured, Pre-Refunded, 6.00%, 11/01/28	2,000,000	2,084,400
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38.	5,430,000	5,453,132
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,021,300
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, Refunding, 5.00%,
11/01/37	4,000,000	4,430,600
Snyder County Higher Education Authority University Revenue, Susquehanna University Project,
Pre-Refunded, 5.00%, 1/01/38	4,000,000	4,084,720
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	10,903,400
State College Area School District GO, 5.00%, 3/15/40	16,400,000	18,656,640

| 132

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
State Public School Building Authority Revenue,
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project,
Refunding, Series A, AGMC Insured, 5.00%, 6/01/32.	$7,095,000	$7,985,635
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project,
Refunding, Series A, AGMC Insured, 5.00%, 6/01/33.	3,000,000	3,364,230
State Public School Building Authority School Lease Revenue, The School District of the City of
Harrisburg Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 11/15/33	5,000,000	5,241,450
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,014,760
Swarthmore Borough Authority Revenue, Swarthmore College, 5.00%, 9/15/43	1,000,000	1,144,160
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University,
Series A, 5.00%, 4/01/42	5,000,000	5,537,350
University of Pittsburgh of the Commonwealth System of Higher Education Revenue,
University Capital Project, Series B, Pre-Refunded, 5.00%, 9/15/31.	10,000,000	10,434,200
University Capital Project, Series C, Pre-Refunded, 5.00%, 9/15/35	5,000,000	5,298,950
Washington County IDA College Revenue,
Washington and Jefferson College, Refunding, 5.25%, 11/01/30	7,525,000	8,054,835
Washington and Jefferson College, Refunding, 5.00%, 11/01/36	8,470,000	8,994,462
West Mifflin Area School District GO, Allegheny County, AGMC Insured, Pre-Refunded, 5.125%, 4/01/31 .	1,000,000	1,031,180
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%,
8/15/42	7,500,000	8,590,350
Whitehall-Coplay School District GO,
Series A, AGMC Insured, 5.375%, 11/15/34	555,000	580,685
Series A, AGMC Insured, Pre-Refunded, 5.375%, 11/15/34	5,445,000	5,741,045
		1,227,687,877

U.S. Territories 0.8%
Puerto Rico 0.8%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	1,687,500
Series TT, 5.00%, 7/01/32	5,100,000	1,721,250
Series XX, 5.25%, 7/01/40	16,020,000	5,406,750
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 5.375%, 8/01/39	6,000,000	600,000
		9,415,500
Total Municipal Bonds before Short Term Investments (Cost $1,195,666,416)		1,237,103,377

| 133

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments 0.2%
Municipal Bonds 0.2%
Pennsylvania 0.2%
[c] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.01%, 12/01/28	$2,100,000	$2,100,000
[c] Geisinger Authority Revenue, Geisinger Health System, Montour County, Series A, SPA Wells Fargo
Bank, Daily VRDN and Put, 0.92%, 10/01/43	600,000	600,000
Total Short Term Investments (Cost $2,700,000)		2,700,000
Total Investments (Cost $1,198,366,416) 100.2%		1,239,803,377
Other Assets, less Liabilities (0.2)%		(2,897,362)
Net Assets 100.0%		$1,236,906,015

See Abbreviations on page 143.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

| 134

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2017 (unaudited)
Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.9%
Virginia 89.7%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21.	$1,020,000	$1,082,536
Capital Region Airport Commission Airport Revenue,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/31	2,000,000	2,042,360
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/38	5,895,000	6,019,856
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,242,200
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, 5.00%, 11/01/42.	2,250,000	2,425,838
Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,625,200
Fairfax County EDA Residential Care Facilities Mortgage Revenue,
Goodwin House Inc., Refunding, Series A, 4.00%, 10/01/42	1,500,000	1,527,885
Goodwin House Inc., Refunding, Series A, 5.00%, 10/01/42	5,840,000	6,478,487
Fairfax County EDA Revenue, Metrorail Parking System Project, 5.00%, 4/01/42	5,085,000	5,942,789
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, Pre-
Refunded, 5.00%, 4/01/36	10,000,000	10,763,200
Fairfax County IDAR,
Health Care, Inova Health System Project, Refunding, Series A, 5.50%, 5/15/35	6,445,000	6,819,326
Health Care, Inova Health System Project, Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,681,230
Health Care, Inova Health System Project, Series A, 5.00%, 5/15/44	2,500,000	2,830,850
Health Care, Inova Health System Project, Series A, Pre-Refunded, 5.50%, 5/15/35	3,555,000	3,752,018
Fairfax County Sewer Revenue,
5.00%, 7/15/36	3,100,000	3,708,809
5.00%, 7/15/37	2,760,000	3,294,281
Fairfax County Water Authority Revenue,
Refunding, 5.00%, 4/01/43	3,510,000	4,152,400
Refunding, 5.00%, 4/01/47	5,000,000	5,897,100
Hampton Roads Sanitation District Wastewater Revenue,
Pre-Refunded, 5.00%, 4/01/33	10,000,000	10,122,400
Pre-Refunded, 5.00%, 4/01/38	16,000,000	16,195,840
Refunding, Subordinate, Series A, 5.00%, 8/01/31	6,200,000	7,378,558
Refunding, Subordinate, Series A, 5.00%, 8/01/33	5,115,000	6,043,731
Refunding, Subordinate, Series A, 5.00%, 8/01/43	11,840,000	13,741,149
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,837,830
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,264,626
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,256,400
Washington and Lee University, 5.00%, 1/01/43.	10,000,000	10,999,300
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,633,704
Lynchburg EDA Hospital Revenue, Centra Health Obligated Group, Refunding, Series A, 5.00%, 1/01/47	4,500,000	5,047,560
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, Pre-Refunded, 5.00%, 2/01/29	5,000,000	5,029,950
Norfolk GO,
Capital Improvement, Series A, 5.00%, 10/01/41	1,040,000	1,215,105
Capital Improvement, Series A, 5.00%, 10/01/46	2,500,000	2,910,325
Capital Improvement, Series A, Pre-Refunded, 5.00%, 8/01/32	5,845,000	6,829,649
Capital Improvement, Series C, Pre-Refunded, 5.00%, 10/01/42	7,825,000	8,683,011
Northern Virginia Transportation Authority Transportation Special Tax Revenue,
5.00%, 6/01/31	4,565,000	5,343,332
5.00%, 6/01/33	3,000,000	3,487,830
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, Pre-Refunded, 5.25%, 3/01/39	6,435,000	6,496,776
Pittsylvania County School GO, Series B, Pre-Refunded, 5.75%, 2/01/30	5,800,000	6,081,184
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,156,700

Quarterly Statement of Investments | See Notes to Statements of Investments. | 135

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligated Group, Prince William
Hospital, Refunding, Series B, 5.00%, 11/01/46	$10,000,000	$10,803,900
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences
Lab LLC Project, Series AA, Pre-Refunded, 5.125%, 9/01/41	3,200,000	3,595,616
Richmond Public Utility Revenue,
Refunding, Series A, 5.00%, 1/15/33	10,000,000	11,785,200
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,131,900
Series A, Pre-Refunded, 5.00%, 1/15/35	11,495,000	11,923,304
Riverside Regional Jail Authority Jail Facility Revenue, Refunding, 5.00%, 7/01/31	6,215,000	7,262,414
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, Pre-Refunded, 5.125%,
10/15/37	10,000,000	10,326,500
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,378,218
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,183,761
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	54,245
Smyth County GO, Public Improvement, Series A, Pre-Refunded, 5.00%, 11/01/31	4,145,000	4,656,700
Stafford County and Staunton IDAR,
Virginia Municipal League Assn. of Counties Finance Program, XLCA Insured, 5.00%, 8/01/37	960,000	970,502
Virginia Municipal League Assn. of Counties Finance Program, XLCA Insured, Pre-Refunded, 5.00%,
8/01/37	3,025,000	3,097,056
Suffolk GO,
Pre-Refunded, 5.00%, 2/01/41	7,395,000	8,144,557
Pre-Refunded, 5.00%, 2/01/41	2,605,000	2,877,509
Pre-Refunded, 5.00%, 6/01/42	10,000,000	11,142,900
University of Virginia Revenue,
General, Refunding, Series A, 5.00%, 6/01/43.	15,000,000	17,061,600
Pre-Refunded, 5.00%, 6/01/40	17,750,000	18,072,517
Refunding, Series A, 5.00%, 4/01/47	9,630,000	11,366,482
Upper Occoquan Sewage Authority Regional Sewerage System Revenue, Refunding, 5.00%, 7/01/28.	10,000,000	12,005,500
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 4.00%, 2/01/30	7,000,000	7,672,910
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,081,650
Liberty University Projects, 5.00%, 3/01/41	26,855,000	28,575,063
Public Higher Education Financing Program, Refunding, Series A, 5.00%, 9/01/27	4,000,000	4,861,280
Public Higher Education Financing Program, Series A, Pre-Refunded, 5.00%, 9/01/33.	4,010,000	4,118,791
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,718,700
Virginia Port Authority Port Facilities Revenue, Pre-Refunded, 5.00%, 7/01/40.	6,000,000	6,318,840
Virginia Small Business Financing Authority Revenue, Transform 66 P3 Project, 5.00%, 12/31/47	1,600,000	1,802,064
Virginia State Commonwealth Transportation Board Revenue,
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/30.	2,260,000	2,706,802
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/31.	4,000,000	4,769,920
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,353,910
Virginia State HDA Revenue,
Rental Housing, Series B, 5.625%, 6/01/39	7,240,000	7,636,462
Rental Housing, Series B, 5.00%, 6/01/45.	3,050,000	3,200,823
Rental Housing, Series E, 5.00%, 10/01/44.	6,540,000	6,760,136
Rental Housing, Series F, 5.05%, 12/01/44	12,125,000	12,590,479
Rental Housing, Series F, 5.00%, 4/01/45	2,125,000	2,221,730
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/24	10,000,000	11,868,100
Special Obligation Fluvanna County, School Financing, Pre-Refunded, 6.00%, 12/01/32	5,000,000	5,230,300

| 136

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue,
Pooled Financing Program, Refunding, Series B, 5.00%, 11/01/41.	$3,630,000	$4,055,835
Pooled Financing Program, Series B, Pre-Refunded, 5.00%, 11/01/41	5,780,000	6,481,923
Virginia Pooled Financing Program, Pre-Refunded, 5.00%, 11/01/38	1,465,000	1,512,964
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	6,151,188
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	139,532
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	6,061,954
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40.	23,000,000	24,605,860
Virginia State Small Business Financing Authority Private Activity Revenue, Transform 66 P3 Project,
5.00%, 12/31/49	5,000,000	5,618,450
Winchester EDA Hospital Revenue, Valley Health System Obligated Group, Refunding, 5.00%, 1/01/44	5,000,000	5,572,600
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, Pre-Refunded,
5.625%, 1/01/44	3,350,000	3,494,553
		599,064,525
District of Columbia 8.4%
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	12,000,000	12,980,280
Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,169,860
Refunding, Series C, 5.125%, 10/01/34	6,450,000	6,636,018
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
Dulles Metrorail and Capital Improvement Projects, first senior lien, Series A, 5.00%, 10/01/39	10,000,000	10,496,000
Dulles Metrorail and Capital Improvement Projects, first senior lien, Series A, 5.25%, 10/01/44	12,000,000	12,630,960
Washington Metropolitan Area Transit Authority Gross Revenue,
Transit, Refunding, Series A-2, 5.00%, 7/01/34	1,750,000	2,085,947
Transit, Series A, Pre-Refunded, 5.125%, 7/01/32	2,000,000	2,110,160
Transit, Series B, 5.00%, 7/01/42	5,000,000	5,886,000
		55,995,225

U.S. Territories 0.8%
Puerto Rico 0.8%
[a] Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	5,200,000	1,755,000
Series XX, 5.25%, 7/01/40	8,400,000	2,835,000
[a] Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 6.00%, 8/01/42	10,000,000	1,000,000
		5,590,000
Total Municipal Bonds (Cost $648,146,067) 98.9%.		660,649,750
Other Assets, less Liabilities 1.1%		7,654,075
Net Assets 100.0%.		$668,303,825

See Abbreviations on page 143.

[a]Defaulted security or security for which income has been deemed uncollectible.

| 137

FRANKLIN TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

| 138

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. RESTRICTED SECURITIES

At November 30, 2017, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

	Acquisition
Units Issuer	Date	Cost	Value
Franklin High Yield Tax-Free Income Fund
9,185,586 [a] 1155 Island Avenue LLC, LP (Value is 0.0%† of Net Assets)	12/04/14	$717,086	$717,082

†Rounds to less than 0.1% of net assets.
aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $4,566,873 as of November 30, 2017.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$268,359,403	$—	$268,359,403

Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$952,125,841	$—	$952,125,841
Short Term Investments	—	1,800,000	—	1,800,000
Total Investments in Securities	$—	$953,925,841	$—	$953,925,841

Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$711,460,604	$—	$711,460,604
Short Term Investments	—	18,600,000	—	18,600,000
Total Investments in Securities	$—	$730,060,604	$—	$730,060,604

| 139

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$266,270,198	$—	$266,270,198
Short Term Investments	—	105,000	—	105,000
Total Investments in Securities	$—	$266,375,198	$—	$266,375,198

Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$4,095,308,336	$—	$4,095,308,336
Short Term Investments	—	41,650,000	—	41,650,000
Total Investments in Securities	$—	$4,136,958,336	$—	$4,136,958,336

Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$929,327,043	$—	$929,327,043
Short Term Investments	—	128,060,561	—	128,060,561
Total Investments in Securities	$—	$1,057,387,604	$—	$1,057,387,604

Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$673,536,397	$—	$673,536,397
Short Term Investments	—	1,400,000	—	1,400,000
Total Investments in Securities	$—	$674,936,397	$—	$674,936,397

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$537,568,437	$45	$537,568,482

Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$717,082	$717,082
Corporate Bonds	—	4,566,873	—	4,566,873
Municipal Bonds	—	7,038,497,451	4,327,404	7,042,824,855
Short Term Investments	—	42,615,000	—	42,615,000
Total Investments in Securities	$—	$7,085,679,324	$5,044,486	$7,090,723,810

Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$162,509,158	$—	$162,509,158
Short Term Investments	—	1,400,000	—	1,400,000
Total Investments in Securities	$—	$163,909,158	$—	$163,909,158

Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$404,665,743	$—	$404,665,743
Short Term Investments	—	4,300,000	—	4,300,000
Total Investments in Securities	$—	$408,965,743	$—	$408,965,743

| 140

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$452,035,136	$—	$452,035,136
Short Term Investments	—	14,055,000	—	14,055,000
Total Investments in Securities	$—	$466,090,136	$—	$466,090,136

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$474,820,101	$—	$474,820,101
Short Term Investments	—	1,500,000	—	1,500,000
Total Investments in Securities	$—	$476,320,101	$—	$476,320,101

Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$998,612,873	$—	$998,612,873
Short Term Investments	—	7,600,000	—	7,600,000
Total Investments in Securities	$—	$1,006,212,873	$—	$1,006,212,873

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,042,125,285	$—	$1,042,125,285
Short Term Investments	—	4,100,000	—	4,100,000
Total Investments in Securities	$—	$1,046,225,285	$—	$1,046,225,285

Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,078,925,479	$—	$1,078,925,479
Short Term Investments	—	3,900,000	—	3,900,000
Total Investments in Securities	$—	$1,082,825,479	$—	$1,082,825,479

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$980,831,365	$—	$980,831,365
Short Term Investments	—	2,400,000	—	2,400,000
Total Investments in Securities	$—	$983,231,365	$—	$983,231,365

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$972,635,553	$—	$972,635,553
Short Term Investments	—	3,700,000	—	3,700,000
Total Investments in Securities	$—	$976,335,553	$—	$976,335,553

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,579,349,564	$—	$1,579,349,564

| 141

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,217,002,377	$—	$1,217,002,377
Short Term Investments	—	16,325,305	—	16,325,305
Total Investments in Securities	$—	$1,233,327,682	$—	$1,233,327,682

Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,237,103,377	$—	$1,237,103,377
Short Term Investments	—	2,700,000	—	2,700,000
Total Investments in Securities	$—	$1,239,803,377	$—	$1,239,803,377

Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$660,649,750	$—	$660,649,750

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

| 142

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	LIBOR	London InterBank Offered Rate
BAM	Build America Mutual Assurance Co.	LOC	Letter of Credit
BAN	Bond Anticipation Note	MAC	Municipal Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.	MBS	Mortgage-Backed Security
CDA	Community Development Authority/Agency	MFHR	Multi-Family Housing Revenue
CDD	Community Development District	MFMR	Multi-Family Mortgage Revenue
CDR	Community Development Revenue	MFR	Multi-Family Revenue
CFD	Community Facilities District	MTA	Metropolitan Transit Authority
COP	Certificate of Participation	MUNIPSA	SIFMA Municipal Swap Index
CSD	Central School District	NATL	National Public Financial Guarantee Corp.
EDA	Economic Development Authority	PBA	Public Building Authority
EDC	Economic Development Corp.	PCC	Pollution Control Corp.
EDR	Economic Development Revenue	PCFA	Pollution Control Financing Authority
ETM	Escrow to Maturity	PCR	Pollution Control Revenue
FGIC	Financial Guaranty Insurance Co.	PFA	Public Financing Authority
FHA	Federal Housing Authority/Agency	PFAR	Public Financing Authority Revenue
FICO	Financing Corp.	PIK	Payment-In-Kind
FRN	Floating Rate Note	PSF	Permanent School Fund
GARB	General Airport Revenue Bonds	RDA	Redevelopment Agency/Authority
GNMA	Government National Mortgage Association	RDAR	Redevelopment Agency Revenue
GO	General Obligation	SF	Single Family
HDA	Housing Development Authority/Agency	SFM	Single Family Mortgage
HDC	Housing Development Corp.	SFMR	Single Family Mortgage Revenue
HFA	Housing Finance Authority/Agency	SPA	Standby Purchase Agreement
HFAR	Housing Finance Authority Revenue	SRF	State Revolving Fund
ID	Improvement District	TAN	Tax Anticipation Note
IDA	Industrial Development Authority/Agency	TRAN	Tax and Revenue Anticipation Note
IDAR	Industrial Development Authority Revenue	UHSD	Unified/Union High School District
IDB	Industrial Development Bond/Board	USD	Unified/Union School District
IDBR	Industrial Development Board Revenue	XLCA	XL Capital Assurance
IDR	Industrial Development Revenue

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 143

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By   /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  January 25, 2018

By   /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 25, 2018